UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-58433

Marshall Funds, Inc.

(Exact name of registrant as specified in charter)

111 East Kilbourn Avenue

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

John M. Blaser

M&I Investment Management Corp.

111 East Kilbourn Avenue

Milwaukee, WI 53202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 236-3863

Date of fiscal year end: August 31

Date of reporting period: February 29, 2008

Item 1. Reports to Stockholders

Marshall Funds

Semi-Annual Report

February 29, 2008

- Marshall Large-Cap Value Fund
- Marshall Large-Cap Growth Fund
- Marshall Mid-Cap Value Fund
- Marshall Mid-Cap Growth Fund
- Marshall Small-Cap Growth Fund
- Marshall International Stock Fund
- Marshall Aggregate Bond Fund
- Marshall Government Income Fund
- Marshall Intermediate Tax-Free Fund
- Marshall Short-Intermediate Bond Fund
- Marshall Short-Term Income Fund
- Marshall Prime Money Market Fund
- Marshall Government Money Market Fund
- Marshall Tax-Free Money Market Fund

M&I
MARSHALL FUNDS

Not FDIC Insured	No Bank Guarantee	May Lose Value

Expense Example (Unaudited)

For the Six Months Ended February 29, 2008

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period ended February 29, 2008 (9/1/07-2/29/08).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Advisor				Investor				Institutional
Fund	Beginning account value 9/1/07	Ending account value 2/29/08	Annualized Expense Ratio	Expenses paid during period 9/1/07- 2/29/08 (1)	Beginning account value 9/1/07	Ending account value 2/29/08	Annualized Expense Ratio	Expenses paid during period 9/1/07- 2/29/08 (1)	Beginning account value 9/1/07	Ending account value 2/29/08	Annualized Expense Ratio	Expenses paid during period 9/1/07- 2/29/08 (1)
Large-Cap Value
Actual	$1,000.00	$930.70	1.24%	$5.93	$1,000.00	$930.70	1.24%	$5.93	$1,000.00	$970.70	1.04%	$0.81	(2)
Hypothetical (5% return before expenses)	1,000.00	1,018.85	1.24	6.20	1,000.00	1,018.86	1.24	6.20	1,000.00	1,024.18	1.04	0.83	(2)
Large-Cap Growth
Actual	1,000.00	932.30	1.26	6.08	1,000.00	932.30	1.26	6.07	1,000.00	985.80	1.05	0.83	(2)
Hypothetical (5% return before expenses)	1,000.00	1,018.71	1.26	6.35	1,000.00	1,018.71	1.26	6.35	1,000.00	1,024.17	1.05	0.84	(2)
Mid-Cap Value
Actual	1,000.00	900.90	1.23	5.81	1,000.00	900.90	1.23	5.81	1,000.00	972.10	1.00	0.78	(2)
Hypothetical (5% return before expenses)	1,000.00	1,018.89	1.23	6.17	1,000.00	1,018.89	1.23	6.17	1,000.00	1,024.21	1.00	0.80	(2)
Mid-Cap Growth
Actual	1,000.00	989.10	1.26	6.23	1,000.00	989.10	1.26	6.23	1,000.00	1,011.10	1.06	0.84	(2)
Hypothetical (5% return before expenses)	1,000.00	1,018.74	1.26	6.32	1,000.00	1,018.74	1.26	6.32	1,000.00	1,024.16	1.06	0.85	(2)

(See Notes which are an integral part of the Financial Statements)

Expense Example (Unaudited) (continued)

	Advisor				Investor				Institutional
Fund	Beginning account value 9/1/07	Ending account value 2/29/08	Annualized Expense Ratio	Expenses paid during period 9/1/07- 2/29/08 (1)	Beginning account value 9/1/07	Ending account value 2/29/08	Annualized Expense Ratio	Expenses paid during period 9/1/07- 2/29/08 (1)	Beginning account value 9/1/07	Ending account value 2/29/08	Annualized Expense Ratio	Expenses paid during period 9/1/07- 2/29/08 (1)
Small-Cap Growth
Actual	$1,000.00	$915.30	1.51%	$7.21	$1,000.00	$915.30	1.51%	$7.19	$1,000.00	$983.70	1.32%	$1.04	(2)
Hypothetical (5% return before expenses)	1,000.00	1,017.47	1.51	7.60	1,000.00	1,017.49	1.51	7.57	1,000.00	1,023.95	1.32	1.06	(2)
International Stock
Actual	1,000.00	910.60	1.47	6.98	1,000.00	910.60	1.47	6.98	1,000.00	914.40	1.22	5.80
Hypothetical (5% return before expenses)	1,000.00	1,017.70	1.47	7.37	1,000.00	1,017.70	1.47	7.37	1,000.00	1,018.94	1.22	6.12
Aggregate Bond
Actual	1,000.00	1,041.90	0.80	4.04	1,000.00	1,040.80	0.80	4.05	1,000.00	1,042.10	0.55	2.79
Hypothetical (5% return before expenses)	1,000.00	1,021.05	0.80	3.99	1,000.00	1,021.03	0.80	4.01	1,000.00	1,022.27	0.55	2.76
Government Income
Actual	1,000.00	1,037.60	0.80	4.05	1,000.00	1,038.70	0.80	4.06	1,000.00	1,038.90	0.55	2.79
Hypothetical (5% return before expenses)	1,000.00	1,021.02	0.80	4.02	1,000.00	1,021.02	0.80	4.02	1,000.00	1,022.27	0.55	2.76
Intermediate Tax-Free
Actual	—	—	—	—	1,000.00	1,014.10	0.55	2.75	—	—	—	—
Hypothetical (5% return before expenses)	—	—	—	—	1,000.00	1,022.27	0.55	2.76	—	—	—	—
Short-Intermediate Bond
Actual	1,000.00	1,029.10	0.80	4.04	1,000.00	1,030.20	0.80	4.05	1,000.00	1,030.40	0.55	2.78
Hypothetical (5% return before expenses)	1,000.00	1,021.02	0.80	4.02	1,000.00	1,021.01	0.80	4.03	1,000.00	1,022.26	0.55	2.77
Short-Term Income
Actual	1,000.00	1,040.80	0.60	3.05	1,000.00	1,039.60	0.60	3.05	1,000.00	1,042.00	0.35	1.78
Hypothetical (5% return before expenses)	1,000.00	1,022.02	0.60	3.02	1,000.00	1,022.01	0.60	3.02	1,000.00	1,023.26	0.35	1.76
Prime Money Market
Actual	1,000.00	1,021.30	0.75	3.76	1,000.00	1,022.90	0.45	2.26	1,000.00	1,024.10	0.20	1.00
Hypothetical (5% return before expenses)	1,000.00	1,021.28	0.75	3.76	1,000.00	1,022.77	0.45	2.26	1,000.00	1,024.01	0.20	1.00
Government Money Market
Actual	—	—	—	—	1,000.00	1,021.10	0.45	2.26	1,000.00	1,022.40	0.20	1.00
Hypothetical (5% return before expenses)	—	—	—	—	1,000.00	1,022.76	0.45	2.27	1,000.00	1,024.01	0.20	1.01
Tax-Free Money Market
Actual	—	—	—	—	1,000.00	1,015.40	0.45	2.26	1,000.00	1,016.70	0.20	1.00
Hypothetical (5% return before expenses)	—	—	—	—	1,000.00	1,022.76	0.45	2.26	1,000.00	1,024.01	0.20	1.00

(1)	Expenses are equal to the Funds’ expense ratios multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
(2)	The Fund classes commenced operations on 2/1/08. The Funds’ expense ratios are multiplied by 29/366 (to reflect the partial period).

(See Notes which are an integral part of the Financial Statements)

February 29, 2008 (Unaudited)

Schedule of Investments

Large-Cap Value Fund

Description	Shares	Value
Common Stocks — 97.2%

Consumer Discretionary — 4.9%

Apparel Retail — 1.0%
TJX Companies, Inc.	91,400	$ 2,924,800

Computer & Electronics Retail — 0.9%
Best Buy Co., Inc.	63,950	2,750,490

Footwear — 1.0%
NIKE, Inc., Class B	49,200	2,961,839

Housewares & Specialties — 0.6%
Newell Rubbermaid, Inc.	84,100	1,909,070

Movies & Entertainment — 1.4%
News Corp.	111,100	2,045,351
Time Warner, Inc.	123,150	1,922,372

		3,967,723

Total Consumer Discretionary		14,513,922

Consumer Staples — 11.3%

Drug Retail — 1.1%
CVS Caremark Corp.	85,000	3,432,300

Food Retail — 0.7%
Kroger Co.	89,800	2,177,650

Household Products — 3.4%
Colgate-Palmolive Co.	47,300	3,599,057
Procter & Gamble Co.	98,300	6,505,494

		10,104,551

Soft Drinks — 3.1%
Coca-Cola Co.	121,000	7,073,660
PepsiCo, Inc.	29,900	2,079,844

		9,153,504

Tobacco — 3.0%
Altria Group, Inc.	74,100	5,419,674
Reynolds American, Inc.	16,200	1,032,264
UST, Inc.	45,600	2,475,624

		8,927,562

Total Consumer Staples		33,795,567

Energy — 16.1%

Integrated Oil & Gas — 11.5%
Chevron Corp.	127,400	11,040,483
ConocoPhillips	121,170	10,021,971
Exxon Mobil Corp.	83,050	7,226,181
Hess Corp.	26,200	2,441,316
Marathon Oil Corp.	70,050	3,723,858

		34,453,809

Oil & Gas-Equipment and Services — 0.6%
Halliburton Co.	43,000	1,646,900

Oil & Gas-Exploration and Production — 3.1%
Apache Corp.	41,600	4,771,936
Devon Energy Corp.	43,500	4,468,320

		9,240,256

Oil & Gas-Refining and Marketing — 0.9%
Valero Energy Corp.	48,100	2,778,737

Total Energy		48,119,702

Financials — 19.8%

Asset Management & Custody Banks — 0.9%
Ameriprise Financial, Inc.	55,500	2,810,520

Description	Shares	Value
Common Stocks (continued)

Financials (continued)

Diversified Banks — 3.2%
U.S. Bancorp (1)	101,000	$ 3,234,020
Wells Fargo & Co. (1)	220,200	6,436,446

		9,670,466

Investment Banking & Brokerage — 4.7%
Goldman Sachs Group, Inc.	26,355	4,470,599
Lehman Brothers Holdings, Inc. (1)	76,495	3,900,480
Merrill Lynch & Co., Inc. (1)	37,200	1,843,632
Morgan Stanley	88,000	3,706,560

		13,921,271

Multi-Line Insurance — 2.1%
American International Group, Inc.	131,800	6,176,148

Other Diversified Financial Services — 3.1%
Bank of America Corp.	94,890	3,770,929
JP Morgan Chase & Co.	135,120	5,492,628

		9,263,557

Property & Casualty Insurance — 4.6%
Chubb Corp.	84,000	4,275,600
Travelers Co., Inc.	167,500	7,773,674
W.R. Berkley Corp.	68,350	1,967,797

		14,017,071

Real Estate Investment Trusts — 0.7%
ProLogis	37,300	2,009,724

Regional Banks — 0.5%
PNC Financial Services Group	23,500	1,443,605

Total Financials		59,312,362

Healthcare — 8.2%

Biotechnology — 0.8%
Gilead Sciences, Inc. (1)(2)	49,600	2,347,072

Healthcare Distributors — 0.7%
AmerisourceBergen Corp.	50,000	2,086,000

Managed Healthcare — 1.0%
UnitedHealth Group, Inc.	31,700	1,473,416
WellPoint, Inc. (2)	22,700	1,590,816

		3,064,232

Pharmaceuticals — 5.7%
Bristol-Myers Squibb Co. (1)	120,150	2,716,592
Eli Lilly & Co.	61,300	3,066,226
Johnson & Johnson	135,050	8,367,698
Pfizer, Inc.	133,800	2,981,064

		17,131,580

Total Healthcare		24,628,884

Industrials — 14.8%

Aerospace & Defense — 7.2%
Boeing Co.	37,265	3,085,169
General Dynamics Corp.	30,500	2,496,425
Honeywell International, Inc.	51,500	2,963,310
L-3 Communications Holdings, Inc.	25,400	2,699,766
Lockheed Martin Corp.	34,400	3,550,080
Northrop Grumman Corp.	53,200	4,182,052
United Technologies Corp.	37,100	2,615,921

		21,592,723

Commercial Printing — 0.6%
R.R. Donnelley & Sons Co.	52,800	1,680,624

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Large-Cap Value Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Industrials (continued)

Construction & Engineering — 1.2%
Fluor Corp.	11,100	$ 1,545,675
Jacobs Engineering Group, Inc. (2)	25,800	2,071,482

		3,617,157

Construction & Farm Machinery and Heavy Trucks — 1.0%
Cummins, Inc.	32,400	1,632,312
Deere & Co.	15,345	1,307,547

		2,939,859

Electrical Components & Equipment — 1.6%
Emerson Electric Co.	94,900	4,836,104

Environmental & Facilities Services — 0.9%
Republic Services, Inc.	89,150	2,721,750

Industrial Machinery — 2.3%
Eaton Corp.	34,600	2,789,798
Parker Hannifin Corp.	61,800	3,994,134

		6,783,932

Total Industrials		44,172,149

Information Technology — 7.7%

Application Software — 0.5%
AutoDesk, Inc. (2)	46,100	1,433,249

Computer Hardware — 4.4%
Hewlett Packard Co.	176,950	8,452,901
International Business Machines Corp.	41,660	4,743,407

		13,196,308

Computer Storage & Peripherals — 0.7%
Western Digital Corp. (2)	71,750	2,214,923

Data Processing & Outsourced Services — 0.6%
Fiserv, Inc. (2)	31,900	1,678,578

Semiconductors — 0.7%
NVIDIA Corp. (2)	92,850	1,986,062

Systems Software — 0.8%
Microsoft Corp. (1)	92,500	2,517,850

Total Information Technology		23,026,970

Materials — 3.7%

Diversified Chemicals — 0.7%
Dow Chemical Co.	56,200	2,118,178

Diversified Metals & Mining — 1.4%
Freeport-McMoRan Copper & Gold, Inc. (1)	40,301	4,064,759

Industrial Gases — 0.8%
Air Products and Chemicals, Inc.	27,100	2,475,043

Metal & Glass Containers — 0.8%
Ball Corp.	54,900	2,421,090

Total Materials		11,079,070

Telecommunication Services — 5.9%

Integrated Telecommunication Services — 5.9%
AT&T, Inc.	222,800	7,760,124
Verizon Communications, Inc.	270,300	9,817,296

Total Telecommunication Services		17,577,420

Description	Shares or Principal Amount	Value
Common Stocks (continued)

Utilities — 4.8%

Electric Utilities — 3.4%
Entergy Corp.	40,800	$ 4,191,792
FirstEnergy Corp. (1)	60,700	4,102,713
Progress Energy, Inc.	41,800	1,751,838

		10,046,343

Gas Utilities — 0.8%
ONEOK, Inc.	53,000	2,468,210

Multi-Utilities — 0.6%
CenterPoint Energy, Inc.	125,500	1,842,340

Total Utilities		14,356,893

Total Common Stocks (identified cost $252,274,883)		290,582,939

Purchased Call Option — 0.1%
Citigroup, Inc., 1/17/2009 (2)	1,176,471	264,706

Total Purchased Call Option (identified cost $1,003,294)		264,706

Short-Term Investments — 11.8%

Collateral Pool Investment for Securities on Loan — 9.8% (See Note 2 of the Financial Statements)		29,413,277

Repurchase Agreement — 2.0%
Agreement with Morgan Stanley & Co., Inc., 3.050%, dated 2/29/2008 to be repurchased at $5,827,788 on 3/3/2008, collateralized by a U.S. Government Agency Obligation with a maturity of 8/18/2016, with a market value of $5,954,134 (at amortized cost)	$5,826,307	5,826,307

Total Short-Term Investments (identified cost $35,239,584)		35,239,584

Total Investments — 109.1% (identified cost $288,517,761)		326,087,229
Other Assets and Liabilities — (9.1)%		(27,135,072)

Total Net Assets — 100.0%		$298,952,157

Portfolio Sector Allocations*
Sector	Fund
Consumer Discretionary	4.9%
Consumer Staples	11.3
Energy	16.1
Financials	19.8
Healthcare	8.2
Industrials	14.8
Information Technology	7.7
Materials	3.7
Telecommunication Services	5.9
Utilities	4.8
Purchased Call Option	0.1
Other Assets & Liabilities, Net	2.7

Total	100.0%

(See Notes which are an integral part of the Financial Statements)

February 29, 2008 (Unaudited)

Schedule of Investments

Large-Cap Growth Fund

Description	Shares	Value
Common Stocks — 95.1%

Consumer Discretionary — 6.4%

Advertising — 1.0%
Omnicom Group, Inc.	51,880	$ 2,317,480

Broadcasting & Cable TV — 0.6%
Comcast Corp. (1)	70,900	1,385,386

General Merchandise Stores — 0.7%
Family Dollar Stores, Inc.	87,300	1,671,795

Home Improvement Retail — 0.7%
Lowe’s Companies, Inc. (1)	71,400	1,711,458

Motorcycle Manufacturers — 0.7%
Harley-Davidson, Inc.	48,200	1,791,112

Restaurants — 2.0%
McDonald’s Corp.	93,900	5,080,929

Specialty Stores — 0.7%
Tractor Supply Co. (2)	45,000	1,684,800

Total Consumer Discretionary		15,642,960

Consumer Staples — 11.2%

Drug Retail — 2.2%
CVS Caremark Corp.	130,300	5,261,514

Household Products — 1.6%
Procter & Gamble Co.	60,500	4,003,890

Packaged Foods & Meats — 1.0%
Wm. Wrigley Jr. Co. (1)	42,000	2,514,120

Soft Drinks — 3.8%
Hansen Natural Corp. (1)(2)	89,000	3,693,500
PepsiCo, Inc.	79,000	5,495,240

		9,188,740

Tobacco — 2.6%
Altria Group, Inc.	45,100	3,298,614
UST, Inc.	56,400	3,061,956

		6,360,570

Total Consumer Staples		27,328,834

Energy — 8.4%

Oil & Gas-Drilling — 2.4%
Noble Corp.	31,000	1,523,650
Transocean, Inc.	30,000	4,215,300

		5,738,950

Oil & Gas-Equipment and Services — 5.6%
Cameron International Corp. (1)(2)	40,000	1,699,200
Halliburton Co.	100,000	3,830,000
National-Oilwell Varco, Inc. (1)(2)	46,500	2,896,950
Schlumberger, Ltd.	60,000	5,187,000

		13,613,150

Oil & Gas-Exploration and Production — 0.4%
XTO Energy, Inc. (1)	16,500	1,018,215

Total Energy		20,370,315

Financials — 7.3%

Asset Management & Custody Banks — 1.1%
State Street Corp.	35,000	2,749,250

Investment Banking & Brokerage — 2.3%
Goldman Sachs Group, Inc.	15,100	2,561,413
The Charles Schwab Corp.	150,000	2,941,500

		5,502,913

Description	Shares	Value
Common Stocks (continued)

Financials (continued)

Life & Health Insurance — 0.5%
Prudential Financial, Inc.	16,000	$ 1,167,520

Multi-Line Insurance — 0.9%
Assurant, Inc.	35,000	2,189,250

Specialized Finance — 2.5%
CME Group, Inc. (1)	6,900	3,541,770
NYSE Euronext (1)	40,000	2,626,800

		6,168,570

Total Financials		17,777,503

Healthcare — 17.4%

Biotechnology — 3.0%
Genzyme Corp. (2)	27,500	1,950,300
Gilead Sciences, Inc. (1)(2)	114,200	5,403,944

		7,354,244

Healthcare Equipment — 0.8%
Baxter International, Inc.	33,600	1,983,072

Healthcare Services — 1.5%
Medco Health Solutions, Inc. (2)	84,400	3,739,764

Healthcare Technology — 0.7%
Cerner Corp. (2)	41,300	1,794,485

Life Sciences Tools & Services — 2.1%
Thermo Fisher Scientific, Inc. (2)	93,000	5,201,490

Pharmaceuticals — 9.3%
Allergan, Inc. (1)	61,000	3,613,030
Bristol-Myers Squibb Co. (1)	92,000	2,080,120
Johnson & Johnson	80,000	4,956,800
Merck & Co., Inc.	137,000	6,069,100
Schering-Plough Corp.	261,400	5,672,380

		22,391,430

Total Healthcare		42,464,485

Industrials — 12.4%

Aerospace & Defense — 4.9%
General Dynamics Corp.	30,000	2,455,500
Lockheed Martin Corp.	37,000	3,818,400
Spirit Aerosystems Holdings, Inc. (2)	90,000	2,431,800
United Technologies Corp.	45,000	3,172,950

		11,878,650

Construction & Farm Machinery and Heavy Trucks — 1.6%
Deere & Co.	36,600	3,118,686
Oshkosh Corp.	22,400	897,568

		4,016,254

Electrical Components & Equipment — 2.3%
Emerson Electric Co.	68,050	3,467,828
Roper Industries, Inc. (1)	40,000	2,256,000

		5,723,828

Industrial Conglomerates — 2.6%
3M Co. (1)	50,000	3,920,000
General Electric Co.	71,000	2,352,940

		6,272,940

Industrial Machinery — 1.0%
ITT Corp.	41,800	2,350,832

Total Industrials		30,242,504

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Large-Cap Growth Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Information Technology — 25.2%

Application Software — 3.1%
Adobe Systems, Inc. (2)	105,700	$ 3,556,805
FactSet Research Systems, Inc.	25,200	1,326,528
Intuit, Inc. (2)	100,000	2,656,000

		7,539,333

Communications Equipment — 4.8%
Cisco Systems, Inc. (2)	345,000	8,407,649
Corning, Inc.	140,000	3,252,200

		11,659,849

Computer Hardware — 3.8%
Apple, Inc. (2)	49,530	6,192,241
International Business Machines Corp.	27,200	3,096,992

		9,289,233

Computer Storage & Peripherals — 1.0%
EMC Corp. (2)	157,800	2,452,212

Consulting & Other Services — 0.9%
Cognizant Technology Solutions Corp. (2)	69,600	2,102,616

Internet Software & Services — 4.0%
Akamai Technologies, Inc. (1)(2)	35,000	1,230,600
eBay, Inc. (2)	55,000	1,449,800
Google, Inc., Class A (2)	14,920	7,030,006

		9,710,406

Semiconductors — 2.3%
Intel Corp.	286,480	5,715,276

Systems Software — 5.3%
Microsoft Corp. (1)	348,600	9,488,891
Oracle Corp. (2)	171,250	3,219,500

		12,708,391

Total Information Technology		61,177,316

Materials — 3.9%

Diversified Metals & Mining — 0.7%
Freeport-McMoRan Copper & Gold, Inc. (1)	16,000	1,613,760

Fertilizers & Agricultural Chemicals — 1.7%
Monsanto Co.	36,300	4,199,184

Industrial Gases — 0.9%
Praxair, Inc.	27,500	2,207,700

Steel — 0.6%
Nucor Corp.	24,000	1,549,680

Total Materials		9,570,324

Telecommunication Services — 0.4%

Integrated Telecommunication Services — 0.4%
Verizon Communications	30,100	1,093,232

Total Telecommunication Services		1,093,232

Utilities — 2.5%

Electric Utilities — 1.4%
Allegheny Energy, Inc.	22,300	1,129,941
Exelon Corp.	17,970	1,345,055
FPL Group, Inc.	19,000	1,145,510

		3,620,506

Description	Shares or Principal Amount	Value
Common Stocks (continued)

Utilities (continued)

Independent Power Producers & Energy Traders — 1.1%
Constellation Energy Group, Inc.	15,000	$ 1,325,250
NRG Energy, Inc. (2)	30,600	1,262,862

		2,588,112

Total Utilities		6,208,618

Total Common Stocks (identified cost $223,201,643)		231,876,091

Short-Term Investments — 20.5%

Collateral Pool Investment for Securities on Loan — 17.0% (See Note 2 of the Financial Statements)		41,334,610

Repurchase Agreement — 3.5%
Agreement with Morgan Stanley & Co., Inc., 3.050%, dated 2/29/2008, to be repurchased at $8,529,694 on 3/3/2008, collateralized by a U.S. Government Agency Obligation with a maturity of 10/10/2017, with a market value of $8,725,118 (at amortized cost)	$8,527,526	8,527,526

Total Short-Term Investments (identified cost $49,862,136)		49,862,136

Total Investments — 115.6% (identified cost $273,063,779)		281,738,227
Other Assets and Liabilities — (15.6)%		(37,985,660)

Total Net Assets — 100.0%		$243,752,567

Portfolio Sector Allocations*
Sector	Fund
Consumer Discretionary	6.4%
Consumer Staples	11.2
Energy	8.4
Financials	7.3
Healthcare	17.4
Industrials	12.4
Information Technology	25.2
Materials	3.9
Telecommunication Services	0.4
Utilities	2.5
Other Assets & Liabilities, Net	4.9

Total	100.0%

(See Notes which are an integral part of the Financial Statements)

February 29, 2008 (Unaudited)

Schedule of Investments

Mid-Cap Value Fund

Description	Shares	Value
Common Stocks — 96.7%

Consumer Discretionary — 13.4%

Advertising — 1.2%
Interpublic Group of Cos., Inc. (1)(2)	545,560	$ 4,702,727

Apparel Retail — 2.4%
The Gap, Inc. (1)	171,200	3,453,104
TJX Companies, Inc.	192,200	6,150,400

		9,603,504

Auto Parts & Equipment — 1.6%
Autoliv, Inc.	87,700	4,376,230
Johnson Controls, Inc.	66,000	2,168,760

		6,544,990

Broadcasting & Cable TV — 3.1%
Liberty Global, Inc. (1)(2)	141,200	5,309,120
Liberty Media Corp. (2)	62,300	7,233,653

		12,542,773

Department Stores — 0.6%
Kohl’s Corp. (1)(2)	50,560	2,246,886

Education Services — 0.4%
Apollo Group, Inc., Class A (1)(2)	26,500	1,626,570

Household Appliances — 2.7%
Snap-On, Inc.	117,400	5,860,608
Whirlpool Corp. (1)	58,200	4,910,334

		10,770,942

Internet Retail — 0.5%
Expedia, Inc. (2)	83,200	1,907,776

Restaurants — 0.9%
Yum! Brands, Inc. (1)	104,870	3,612,772

Total Consumer Discretionary		53,558,940

Consumer Staples — 6.9%

Food Retail — 3.1%
Kroger Co.	224,700	5,448,975
Safeway, Inc.	237,760	6,833,222

		12,282,197

Packaged Foods & Meats — 1.9%
ConAgra Foods, Inc.	144,000	3,182,400
Pilgrim’s Pride Corp.	183,460	4,303,972

		7,486,372

Soft Drinks — 0.5%
Coca-Cola Enterprises, Inc.	81,500	1,991,045

Tobacco — 1.4%
Loews Corp. – Carolina Group	74,300	5,594,047

Total Consumer Staples		27,353,661

Energy — 9.4%

Integrated Oil & Gas — 3.3%
Hess Corp. (1)	70,100	6,531,918
Murphy Oil Corp.	83,500	6,711,730

		13,243,648

Oil & Gas-Exploration and Production — 4.2%
Chesapeake Energy Corp.	68,500	3,097,570
Newfield Exploration Co. (1)(2)	97,000	5,371,860
Noble Energy, Inc.	104,200	8,065,080

		16,534,510

Description	Shares	Value
Common Stocks (continued)

Energy (continued)

Oil & Gas-Storage and Transportation — 1.9%
El Paso Corp.	473,900	$ 7,724,570

Total Energy		37,502,728

Financials — 19.7%

Asset Management & Custody Banks — 3.3%
Ameriprise Financial, Inc.	59,200	2,997,888
BlackRock, Inc.	18,400	3,555,800
Northern Trust Corp.	55,600	3,760,228
State Street Corp.	33,700	2,647,135

		12,961,051

Insurance Brokers — 1.5%
Aon Corp.	142,800	5,941,908

Life & Health Insurance — 5.2%
Principal Financial Group, Inc. (1)	82,900	4,578,567
Protective Life Corp.	222,000	8,566,980
StanCorp Financial Group, Inc.	156,100	7,662,949

		20,808,496

Multi-Line Insurance — 1.0%
Assurant, Inc.	66,200	4,140,810

Property & Casualty Insurance — 3.3%
ACE Ltd.	108,600	6,107,664
Hanover Insurance Group, Inc.	165,800	7,243,802

		13,351,466

Real Estate Investment Trusts — 0.5%
Kimco Realty Corp. (1)	58,200	1,965,414

Regional Banks — 2.0%
City National Corp.	80,700	4,135,875
M&T Bank Corp.	45,900	3,767,472

		7,903,347

Reinsurance — 1.8%
PartnerRe Ltd.	93,300	7,173,837

Specialized Finance — 1.1%
CIT Group, Inc.	204,200	4,537,324

Total Financials		78,783,653

Healthcare — 5.7%

Healthcare Distributors — 1.6%
AmerisourceBergen Corp.	154,800	6,458,256

Healthcare Services — 1.4%
DaVita, Inc. (1)(2)	113,100	5,613,153

Healthcare Supplies — 1.0%
DENTSPLY International, Inc.	97,400	3,802,496

Life Sciences Tools & Services — 1.7%
Thermo Fisher Scientific, Inc. (2)	119,300	6,672,449

Total Healthcare		22,546,354

Industrials — 10.3%

Aerospace & Defense — 1.7%
Alliant Techsystems, Inc. (1)(2)	65,000	6,821,100

Airlines — 0.8%
Continental Airlines, Inc. (1)(2)	129,400	3,128,892

Environmental & Facilities Services — 1.2%
Republic Services, Inc.	159,230	4,861,292

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Mid-Cap Value Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Industrials (continued)

Human Resource & Employment Services — 1.6%
Manpower, Inc.	109,000	$ 6,180,300

Industrial Machinery — 3.6%
Eaton Corp.	73,900	5,958,557
ITT Corp.	152,900	8,599,096

		14,557,653

Trucking — 1.4%
J.B. Hunt Transport Services, Inc. (1)	204,390	5,594,154

Total Industrials		41,143,391

Information Technology — 8.7%

Application Software — 1.1%
Synopsys, Inc. (2)	191,100	4,435,431

Computer Storage & Peripherals — 0.7%
Seagate Technology (1)	132,700	2,862,339

Data Processing & Outsourced Services — 1.2%
Fiserv, Inc. (2)	91,600	4,819,992

Electronic Manufacturing Services — 0.5%
Flextronics International Ltd. (2)	200,000	2,028,000

Office Electronics — 1.8%
Xerox Corp.	500,800	7,361,760

Semiconductors — 0.7%
Intersil Corp.	120,300	2,799,381

Technology Distributors — 2.7%
Arrow Electronics, Inc. (2)	135,900	4,431,699
Ingram Micro, Inc. (2)	225,500	3,443,385
Tech Data Corp. (2)	72,200	2,407,870

		10,282,954

Total Information Technology		34,589,857

Materials — 6.4%

Diversified Chemicals — 1.3%
PPG Industries, Inc.	81,130	5,028,437

Paper Packaging — 1.8%
Sealed Air Corp.	290,400	7,030,584

Paper Products — 1.2%
MeadWestvaco Corp. (1)	193,340	4,961,104

Specialty Chemicals — 1.1%
Cytec Industries, Inc.	79,900	4,576,672

Steel — 1.0%
Nucor Corp.	62,000	4,003,340

Total Materials		25,600,137

Telecommunication Services — 2.1%

Integrated Telecommunication Services — 2.1%
Embarq Corp.	102,300	4,290,462
Qwest Communications International, Inc. (1)	765,000	4,131,000

Total Telecommunication Services		8,421,462

Description	Shares or Principal Amount	Value
Common Stocks (continued)

Utilities — 14.1%

Electric Utilities — 6.9%
Edison International	175,200	$ 8,654,880
Entergy Corp.	51,500	5,291,110
Pepco Holdings, Inc.	240,820	6,085,521
PPL Corp.	160,600	7,288,028

		27,319,539

Gas Utilities — 3.3%
Equitable Resources, Inc.	113,000	6,963,060
ONEOK, Inc.	129,800	6,044,786

		13,007,846

Multi-Utilities — 3.9%
CMS Energy Corp.	471,900	6,790,641
PG&E Corp. (1)	77,610	2,922,793
Sempra Energy	112,400	5,971,812

		15,685,246

Total Utilities		56,012,631

Total Common Stocks (identified cost $357,637,073)		385,512,815

Short-Term Investments — 14.8%

Collateral Pool Investment for Securities on Loan — 13.7% (See Note 2 of the Financial Statements)		54,445,999

Repurchase Agreement — 1.1%
Agreement with Morgan Stanley & Co., Inc., 3.050%, dated 2/29/2008, to be repurchased at $4,524,799 on 3/3/2008, collateralized by a U.S. Government Agency Obligation with a maturity of 8/18/2016, with a market value of $4,625,784 (at amortized cost)	$4,523,649	4,523,649

Total Short-Term Investments (identified cost $58,969,648)		58,969,648

Total Investments — 111.5% (identified cost $416,606,721)		444,482,463
Other Assets and Liabilities — (11.5)%		(45,823,018)

Total Net Assets — 100.0%		$398,659,445

Portfolio Sector Allocations*
Sector	Fund
Consumer Discretionary	13.4%
Consumer Staples	6.9
Energy	9.4
Financials	19.7
Healthcare	5.7
Industrials	10.3
Information Technology	8.7
Materials	6.4
Telecommunication Services	2.1
Utilities	14.1
Other Assets & Liabilities, Net	3.3

Total	100.0%

(See Notes which are an integral part of the Financial Statements)

February 29, 2008 (Unaudited)

Schedule of Investments

Mid-Cap Growth Fund

Description	Shares	Value
Common Stocks — 97.0%

Consumer Discretionary — 14.1%

Apparel Retail — 0.6%
Guess?, Inc.	36,900	$ 1,517,697

Apparel, Accessories & Luxury Goods — 0.8%
Hanesbrands, Inc. (2)	71,000	2,066,100

Auto Parts & Equipment — 0.6%
Johnson Controls, Inc.	48,400	1,590,424

Broadcasting & Cable TV — 2.6%
Central European Media Enterprises, Ltd. (2)	36,000	3,309,120
Discovery Holding Co., Class A (1)(2)	123,800	2,794,166

		6,103,286

Computer & Electronics Retail — 0.8%
GameStop Corp. (2)	46,600	1,973,976

Education Services — 1.8%
Apollo Group, Inc., Class A (2)	38,200	2,344,716
DeVry, Inc.	50,300	2,210,182

		4,554,898

Homebuilding — 1.5%
Gafisa S.A. ADR (1)(2)	92,200	3,611,474

Housewares & Specialties — 1.6%
Tupperware Brands Corp.	108,300	3,950,784

Movies & Entertainment — 1.4%
CTC Media, Inc. (1)(2)	120,800	3,546,688

Restaurants — 0.8%
Burger King Holdings, Inc.	81,500	2,091,290

Specialty Stores — 0.5%
Dick’s Sporting Goods, Inc. (1)(2)	45,400	1,252,132

Tires & Rubber — 1.1%
Goodyear Tire & Rubber Co. (1)(2)	102,200	2,769,620

Total Consumer Discretionary		35,028,369

Consumer Staples — 8.3%

Distillers & Vintners — 2.2%
Central European Distribution Corp. (1)(2)	96,700	5,626,006

Drug Retail — 1.3%
CVS Caremark Corp.	82,700	3,339,426

Household Products — 1.2%
Church & Dwight Co., Inc.	53,600	2,865,456

Packaged Foods & Meats — 1.5%
Sadia S.A. ADR (1)	213,633	3,608,261

Personal Products — 2.1%
Avon Products, Inc.	53,800	2,047,628
Chattem, Inc. (1)(2)	40,300	3,139,370

		5,186,998

Total Consumer Staples		20,626,147

Energy — 13.2%

Oil & Gas-Drilling — 3.0%
Diamond Offshore Drilling, Inc. (1)	16,400	1,981,612
Noble Corp.	42,200	2,074,130
Transocean, Inc. (1)	24,662	3,465,258

		7,521,000

Description	Shares	Value
Common Stocks (continued)

Energy (continued)

Oil & Gas-Exploration and Production — 10.2%
Arena Resources, Inc. (2)	71,400	$ 2,890,272
Atlas America, Inc.	83,400	5,043,198
Chesapeake Energy Corp. (1)	103,600	4,684,792
Denbury Resources, Inc. (2)	104,300	3,326,127
Petrohawk Energy Corp. (1)(2)	190,000	3,435,200
Quicksilver Resources, Inc. (1)(2)	37,100	1,276,240
Ultra Petroleum Corp. (1)(2)	59,200	4,645,424

		25,301,253

Total Energy		32,822,253

Financials — 3.7%

Diversified Banks — 2.4%
Credicorp, Ltd. ADR	42,100	3,129,293
National Bank of Greece S.A. ADR	249,000	2,721,570

		5,850,863

Real Estate Investment Trusts — 1.3%
Annaly Capital Management, Inc.	154,950	3,205,916

Total Financials		9,056,779

Healthcare — 15.6%

Biotechnology — 2.9%
Alexion Pharmaceuticals, Inc. (1)(2)	31,600	1,915,276
BioMarin Pharmaceutical, Inc. (1)(2)	91,100	3,465,444
Millennium Pharmaceuticals, Inc. (1)(2)	125,200	1,751,548

		7,132,268

Healthcare Equipment — 3.1%
Gen-Probe, Inc. (2)	35,000	1,673,350
Mindray Medical International, Ltd. ADR (1)	51,300	1,882,710
Smith & Nephew PLC ADR	38,200	2,497,516
Stryker Corp.	26,300	1,712,393

		7,765,969

Healthcare Services — 1.2%
Pediatrix Medical Group, Inc. (2)	45,900	3,029,859

Healthcare Supplies — 1.6%
DENTSPLY International, Inc.	50,800	1,983,232
Inverness Medical Innovations, Inc. (1)(2)	67,200	1,958,880

		3,942,112

Life Sciences Tools & Services — 3.6%
Charles River Laboratories International, Inc. (2)	41,500	2,431,070
Covance, Inc. (2)	29,800	2,515,418
Thermo Fisher Scientific, Inc. (2)	65,400	3,657,822

		8,604,310

Pharmaceuticals — 3.2%
Perrigo Co.	103,300	3,452,286
Shire PLC ADR	36,100	2,109,684
Teva Pharmaceutical Industries, Ltd. ADR (1)	49,300	2,419,151

		7,981,121

Total Healthcare		38,455,639

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Mid-Cap Growth Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Industrials — 13.9%

Aerospace & Defense — 3.0%
Goodrich Corp.	44,100	$ 2,612,043
L-3 Communications Holdings, Inc.	22,100	2,349,009
Precision Castparts Corp.	21,400	2,362,346

		7,323,398

Construction & Engineering — 1.5%
Chicago Bridge & Iron Co., N.V. ADR	42,300	1,967,796
Jacobs Engineering Group, Inc. (2)	22,400	1,798,496

		3,766,292

Construction & Farm Machinery and Heavy Trucks — 1.1%
Manitowoc Company, Inc.	64,400	2,623,656

Diversified Commercial & Professional Services — 2.9%
Brink’s Co.	36,900	2,469,717
Dun & Bradstreet Corp.	27,000	2,358,180
IHS, Inc., Class A (2)	39,300	2,422,845

		7,250,742

Electrical Components & Equipment — 0.8%
Roper Industries, Inc.	34,600	1,951,440

Human Resource & Employment Services — 0.8%
Watson Wyatt Worldwide, Inc.	38,900	2,063,645

Industrial Conglomerates — 0.6%
Textron, Inc.	28,800	1,560,096

Industrial Machinery — 3.2%
Harsco Corp.	44,400	2,508,156
ITT Corp.	41,300	2,322,712
SPX Corp.	30,000	3,069,000

		7,899,868

Total Industrials		34,439,137

Information Technology — 14.6%

Application Software — 4.6%
ANSYS, Inc. (1)(2)	52,300	1,954,451
Citrix Systems, Inc. (2)	94,300	3,105,299
Nuance Communications, Inc. (1)(2)	132,100	2,173,045
Solera Holdings, Inc. (2)	75,400	1,789,242
Synopsys, Inc. (2)	88,800	2,061,048

		11,083,085

Data Processing & Outsourced Services — 1.5%
DST Systems, Inc. (2)	28,400	1,995,384
Mastercard, Inc., Class A	9,600	1,824,000

		3,819,384

Electronic Equipment Manufacturers — 1.8%
Amphenol Corp., Class A	61,800	2,284,746
LG. Philips LCD Co., Ltd. ADR (1)(2)	95,700	2,264,262

		4,549,008

Home Entertainment Software — 1.1%
Activision, Inc. (2)	103,600	2,823,100

Description	Shares	Value
Common Stocks (continued)

Information Technology (continued)

Internet Software & Services — 1.3%
Equinix, Inc. (1)(2)	47,200	$ 3,273,320

Semiconductor Equipment — 1.3%
MEMC Electronic Materials, Inc. (2)	43,300	3,302,924

Semiconductors — 0.5%
Microsemi Corp. (1)(2)	58,800	1,278,900

Systems Software — 1.9%
McAfee, Inc. (2)	75,800	2,521,866
Sybase, Inc. (2)	79,200	2,108,304

		4,630,170

Technology Distributors — 0.6%
Brightpoint, Inc. (2)	140,700	1,454,838

Total Information Technology		36,214,729

Materials — 11.5%

Diversified Chemicals — 0.8%
FMC Corp.	36,600	2,071,926

Fertilizers & Agricultural Chemicals — 3.3%
Agrium, Inc.	49,400	3,644,238
CF Industries Holdings, Inc. (1)	22,700	2,771,216
Monsanto Co.	15,400	1,781,472

		8,196,926

Industrial Gases — 1.9%
Air Products and Chemicals, Inc.	25,900	2,365,447
Praxair, Inc.	27,700	2,223,756

		4,589,203

Metal & Glass Containers — 1.7%
Owens-Illinois, Inc. (2)	73,700	4,160,365

Specialty Chemicals — 0.6%
Nalco Holdings Co.	73,200	1,581,120

Steel — 3.2%
Cleveland-Cliffs, Inc.	13,900	1,660,494
Gerdau Ameristeel Corp.	127,700	1,914,223
Mechel ADR (1)	20,500	2,707,025
Steel Dynamics, Inc.	29,100	1,695,366

		7,977,108

Total Materials		28,576,648

Telecommunication Services — 2.1%

Wireless Telecommunication Services — 2.1%
American Tower Corp., Class A (2)	80,400	3,090,576
Crown Castle International Corp. (2)	60,500	2,183,445

Total Telecommunication Services		5,274,021

Total Common Stocks (identified cost $215,843,064)		240,493,722

Short-Term Investments — 25.8%

Collateral Pool Investment for Securities on Loan — 24.3% (See Note 2 of the Financial Statements)		60,142,774

(See Notes which are an integral part of the Financial Statements)

February 29, 2008 (Unaudited)

Schedule of Investments

Mid-Cap Growth Fund (continued)

Description	Principal Amount	Value
Short-Term Investments (continued)

Repurchase Agreement — 1.5%
Agreement with Morgan Stanley & Co., Inc., 3.050%, dated 2/29/2008, to be repurchased at $3,828,822 on 3/3/2008, collateralized by a U.S. Government Agency Obligation with a maturity of 8/18/2016, with a market value of $3,912,122 (at amortized cost)	$3,827,849	$ 3,827,849

Total Short-Term Investments (identified cost $63,970,623)		63,970,623

Total Investments — 122.8% (identified cost $279,813,687)		304,464,345
Other Assets and Liabilities — (22.8)%		(56,529,667)

Total Net Assets — 100.0%		$247,934,678

Portfolio Sector Allocations*
Sector	Fund
Consumer Discretionary	14.1%
Consumer Staples	8.3
Energy	13.2
Financials	3.7
Healthcare	15.6
Industrials	13.9
Information Technology	14.6
Materials	11.5
Telecommunication Services	2.1
Other Assets & Liabilities, Net	3.0

Total	100.0%

Small-Cap Growth Fund

Description	Shares	Value
Common Stocks — 98.4%

Consumer Discretionary — 14.3%

Apparel Retail — 3.1%
Gymboree Corp. (2)	37,800	$ 1,496,502
Iconix Brand Group, Inc. (1)(2)	148,900	3,094,142
NexCen Brands, Inc. (1)(2)	946,800	3,730,392

		8,321,036

Apparel, Accessories & Luxury Goods — 1.6%
Fuqi International, Inc. (2)	272,000	2,097,120
Hanesbrands, Inc. (2)	77,800	2,263,980

		4,361,100

Broadcasting & Cable TV — 1.2%
DG FastChannel, Inc. (2)	157,800	3,185,982

Education Services — 2.3%
DeVry, Inc.	56,200	2,469,428
INVESTools, Inc. (1)(2)	314,600	3,639,922

		6,109,350

Description	Shares	Value
Common Stocks (continued)

Consumer Discretionary (continued)

Homebuilding — 1.6%
Gafisa S.A. ADR (1)(2)	107,800	$ 4,222,526

Housewares & Specialties — 1.7%
Tupperware Brands Corp.	122,500	4,468,800

Movies & Entertainment — 2.2%
CTC Media, Inc. (1)(2)	133,600	3,922,496
Imax Corp. (1)(2)	315,200	2,004,672

		5,927,168

Restaurants — 0.6%
Einstein Noah Restaurant Group, Inc. (2)	105,000	1,618,050

Total Consumer Discretionary		38,214,012

Consumer Staples — 4.4%

Agricultural Products — 0.7%
Darling International, Inc. (2)	131,700	1,830,630

Food Distributors — 2.3%
Central European Distribution Corp. (1)(2)	105,200	6,120,536

Personal Products — 1.4%
Chattem, Inc. (1)(2)	49,100	3,824,890

Total Consumer Staples		11,776,056

Energy — 14.5%

Oil & Gas-Exploration and Production — 13.3%
Arena Resources, Inc. (2)	106,200	4,298,976
Atlas America, Inc. (1)	82,900	5,012,963
Contango Oil & Gas Co. (1)(2)	129,300	8,313,990
Gasco Energy, Inc. (1)(2)	2,443,700	6,353,620
GMX Resources, Inc. (1)(2)	151,600	4,394,884
TXCO Resources, Inc. (1)(2)	358,100	4,984,752
Westside Energy Corp. (1)(2)	637,700	1,868,461

		35,227,646

Oil & Gas-Storage and Transportation — 1.2%
Golar LNG Ltd. (1)	174,300	3,327,387

Total Energy		38,555,033

Financials — 2.7%

Insurance Brokers — 0.3%
Life Partners Holdings, Inc. (1)	60,600	912,030

Multi-Sector Holdings — 0.7%
PICO Holdings, Inc. (1)(2)	56,600	1,934,588

Real Estate Investment Trusts — 0.9%
MFA Mortgage Investments, Inc.	240,200	2,296,312

Regional Banks — 0.8%
Oriental Financial Group, Inc.	100,900	2,100,738

Total Financials		7,243,668

Healthcare — 21.8%

Biotechnology — 3.7%
Alexion Pharmaceuticals, Inc. (1)(2)	36,600	2,218,326
BioMarin Pharmaceutical, Inc. (1)(2)	90,700	3,450,228
Cepheid, Inc. (1)(2)	91,400	2,529,952
Omrix Biopharmaceuticals, Inc. (2)	71,700	1,731,555

		9,930,061

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Small-Cap Growth Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Healthcare (continued)

Healthcare Equipment — 5.9%
ABIOMED, Inc. (1)(2)	114,500	$ 1,637,350
Mindray Medical International, Ltd. ADR (1)	60,400	2,216,680
Natus Medical, Inc. (1)(2)	151,000	2,867,490
NuVasive, Inc. (1)(2)	75,300	2,902,062
Vnus Medical Technologies, Inc. (2)	119,100	2,225,979
Wright Medical Group, Inc. (1)(2)	135,300	3,561,096

		15,410,657

Healthcare Facilities — 0.7%
Sun Healthcare Group, Inc. (1)(2)	124,200	1,830,708

Healthcare Services — 2.4%
HMS Holdings Corp. (1)(2)	95,200	2,604,672
Pediatrix Medical Group, Inc. (2)	56,500	3,729,565

		6,334,237

Healthcare Supplies — 0.8%
Inverness Medical Innovations, Inc. (1)(2)	74,300	2,165,845

Healthcare Technology — 1.4%
MedAssets, Inc. (1)(2)	100,300	1,821,448
Trizetto Group, Inc. (2)	103,400	2,018,368

		3,839,816

Life Sciences Tools & Services — 2.1%
ICON PLC ADR (2)	44,700	2,954,670
PAREXEL International Corp. (2)	48,200	2,648,590

		5,603,260

Pharmaceuticals — 4.8%
Obagi Medical Products, Inc. (2)	165,130	2,569,423
Perrigo Co.	115,600	3,863,352
Questcor Pharmaceuticals, Inc. (1)(2)	612,700	2,757,150
Sucampo Pharmaceuticals, Inc., Class A (1)(2)	134,000	1,444,520
VIVUS, Inc. (1)(2)	353,400	2,070,924

		12,705,369

Total Healthcare		57,819,953

Industrials — 19.3%

Aerospace & Defense — 2.3%
BE Aerospace, Inc. (2)	85,300	2,925,790
Moog, Inc., Class A (1)(2)	75,800	3,110,832

		6,036,622

Building Products — 2.9%
Ameron International Corp.	52,400	5,783,388
Apogee Enterprises, Inc.	147,000	2,262,330

		8,045,718

Commercial Printing — 1.0%
Innerworkings, Inc. (1)(2)	201,800	2,778,786

Construction & Engineering — 0.9%
Aecom Technology Corp. (1)(2)	88,600	2,296,512

Construction & Farm Machinery and Heavy Trucks — 1.5%
Titan International, Inc. (1)	114,700	3,898,653

Description	Shares	Value
Common Stocks (continued)

Industrials (continued)

Diversified Commercial & Professional Services — 2.0%
Advisory Board Co. (1)(2)	60,600	$ 3,367,542
China Direct, Inc. (1)(2)	304,700	1,983,597

		5,351,139

Electrical Components & Equipment — 3.6%
American Superconductor Corp. (1)(2)	176,500	3,987,135
EnerSys (1)(2)	115,800	2,662,242
Ultralife Batteries, Inc. (2)	222,500	3,139,475

		9,788,852

Environmental & Facilities Services — 2.3%
Clean Harbors, Inc. (1)(2)	46,200	2,842,224
Metalico, Inc. (1)(2)	275,100	3,199,413

		6,041,637

Human Resource & Employment Services — 0.9%
Watson Wyatt Worldwide, Inc.	43,000	2,281,150

Industrial Machinery — 1.9%
Kaydon Corp.	30,000	1,281,300
Middleby Corp. (1)(2)	54,600	3,712,800

		4,994,100

Total Industrials		51,513,169

Information Technology — 17.7%

Application Software — 4.1%
ANSYS, Inc. (1)(2)	57,800	2,159,986
Magma Design Automation, Inc. (2)	185,600	1,822,592
NetScout Systems, Inc. (2)	270,200	2,510,158
Nuance Communications, Inc. (1)(2)	147,200	2,421,440
Solera Holdings, Inc. (2)	83,500	1,981,455

		10,895,631

Communications Equipment — 1.6%
Harmonic, Inc. (2)	335,800	2,991,978
MRV Communications, Inc. (1)(2)	742,500	1,188,000

		4,179,978

Data Processing & Outsourced Services — 1.3%
TNS, Inc. (2)	191,700	3,421,845

Electronic Manufacturing Services — 0.7%
IPG Photonics Corp. (1)(2)	104,300	1,780,401

Internet Software & Services — 6.8%
Bankrate, Inc. (1)(2)	53,300	2,252,458
Equinix, Inc. (1)(2)	53,000	3,675,550
Internet Capital Group, Inc. (1)(2)	376,800	3,278,160
Points International, Ltd. (1)(2)	549,400	1,725,116
TheStreet.com, Inc. (1)	291,500	2,640,990
VistaPrint Ltd. (1)(2)	66,800	2,098,856
Websense, Inc. (2)	139,700	2,719,959

		18,391,089

Semiconductors — 0.9%
AuthenTec, Inc. (1)(2)	237,300	2,408,595

Systems Software — 1.7%
FalconStor Software, Inc. (1)(2)	301,200	2,505,984
Progress Software Corp. (2)	66,500	1,897,910

		4,403,894

(See Notes which are an integral part of the Financial Statements)

February 29, 2008 (Unaudited)

Schedule of Investments

Small-Cap Growth Fund (continued)

Description	Shares or Principal Amount	Value
Common Stocks (continued)

Information Technology (continued)

Technology Distributors — 0.6%
Brightpoint, Inc. (1)(2)	158,100	$ 1,634,754

Total Information Technology		47,116,187

Materials — 0.5%

Diversified Metals & Mining — 0.5%
Compass Minerals International, Inc.	25,600	1,457,152

Total Materials		1,457,152

Telecommunication Services — 3.2%

Alternative Carriers — 1.3%
Premiere Global Services, Inc. (1)(2)	246,400	3,481,632

Wireless Telecommunication Services — 1.9%
SBA Communications Corp. (2)	94,400	2,931,120
Syniverse Holdings, Inc. (2)	128,300	2,174,685

		5,105,805

Total Telecommunication Services		8,587,437

Total Common Stocks (identified cost $251,470,702)		262,282,667

Short-Term Investments — 50.6%

Collateral Pool Investment for Securities on Loan — 48.3% (See Note 2 of the Financial Statements)		128,926,480

Repurchase Agreement — 2.3%
Agreement with Morgan Stanley & Co., Inc., 3.050%, dated 2/29/2008, to be repurchased at $6,081,881 on 3/3/2008, collateralized by a U.S. Government Agency Obligation with a maturity of 8/18/2016, with a market value of $6,203,660 (at amortized cost)	$6,080,336	6,080,336

Total Short-Term Investments (identified cost $135,006,816)		135,006,816

Total Investments — 149.0% (identified cost $386,477,518)		397,289,483
Other Assets and Liabilities — (49.0)%		(130,655,665)

Total Net Assets — 100.0%		$266,633,818

Portfolio Sector Allocations*
Sector	Fund
Consumer Discretionary	14.3%
Consumer Staples	4.4
Energy	14.5
Financials	2.7
Healthcare	21.8
Industrials	19.3
Information Technology	17.7
Materials	0.5
Telecommunication Services	3.2
Other Assets & Liabilities, Net	1.6

Total	100.0%

International Stock Fund

Description	Shares	Value
Common Stocks — 97.0%

Australia — 4.2%
ASX, Ltd.	30,986	$ 1,194,130
Bendigo Bank, Ltd.	6,515	60,205
BHP Billiton, Ltd. (1)	99,517	3,639,042
BlueScope Steel, Ltd.	132,687	1,328,342
Caltex Australian, Ltd. (1)	97,412	1,325,136
CSL, Ltd.	68,000	2,282,308
Incitec Pivot, Ltd.	11,229	1,521,306
Leighton Holdings, Ltd. (1)	75,132	3,135,957
Qantas Airways, Ltd. (1)	624,262	2,421,574
Santos, Ltd. (1)	121,747	1,441,151
Sims Group, Ltd. (1)	18,425	548,029

		18,897,180

Austria — 0.3%
OMV AG	3,946	284,930
Voestalpine AG	14,837	929,321

		1,214,251

Belgium — 2.0%
Delhaize Group (1)	24,642	1,869,583
Dexia SA (1)	114,105	2,685,267
KBC GROEP NV (1)	36,703	4,597,975

		9,152,825

Brazil — 0.6%
Companhia Vale do Rio Doce, ADR	36,100	1,257,724
Itausa-Investimentos Itau SA	11,300	71,832
Net Servicos de Comunicacao SA (2)	79,572	875,664
Tele Norte Leste Participacoes SA	10,200	254,593

		2,459,813

Canada — 2.2%
Brookfield Asset Management, Inc., Class A	57,900	1,713,028
Canadian Imperial Bank of Commerce	4,200	285,007
Gildan Activewear, Inc. (2)	50,500	1,899,939
Magna International, Inc.	1,500	110,003
National Bank of Canada	5,400	266,530
Petro-Canada	11,500	550,434
Research In Motion, Ltd. (2)	48,900	5,075,820

		9,900,761

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

International Stock Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Denmark — 0.2%
D/S Norden A/S	6,129	$ 667,720

Finland — 1.1%
Nokia Oyj (1)	138,350	4,976,342

France — 8.5%
Air France-KLM (1)	44,863	1,206,901
Alstom (1)	29,087	6,097,722
BNP Paribas SA	73,468	6,599,660
Bouygues SA (1)	54,900	3,751,732
Cap Gemini SA	17,444	957,807
Credit Agricole SA (1)	50,138	1,363,299
France Telecom SA (1)	121,899	4,096,031
Groupe DANONE (1)	42,572	3,345,869
LVMH Moet Hennessy Louis Vuitton SA	26,602	2,737,398
PPR	19,275	2,633,882
PSA Peugeot Citroen	28,581	2,173,827
Thomson	17,266	133,021
UbiSoft Entertainment SA (2)	6,897	577,877
Vallourec SA	12,245	2,538,656

		38,213,682

Germany — 14.8%
Bayer AG (1)	54,393	4,141,717
Beiersdorf AG	2,871	228,568
Commerzbank AG (1)	155,500	4,647,524
Daimler AG (1)	38,921	3,272,515
Deutsche Boerse AG	27,786	4,339,681
Deutsche Lufthansa AG (1)	213,780	4,965,901
E.ON AG	2,439	458,308
Fresenius Medical Care AG	58,200	4,893,136
GEA Group AG	147,100	4,805,206
MAN AG (1)	66,121	8,560,894
Metro AG (1)	48,455	4,050,146
Norddeutsche Affinerie AG	1,666	66,527
RWE AG	33,209	4,005,672
Salzgitter AG	25,545	4,471,881
SAP AG	58,833	2,801,408
Siemens AG	38,426	4,904,837
ThyssenKrupp AG	77,749	4,460,989
TUI AG (1)	53,621	1,284,789

		66,359,699

Greece — 0.4%
Alapis Holding Industrial & Commercial SA	64,223	207,959
OPAP SA	53,600	1,752,996

		1,960,955

Hong Kong — 1.8%
Esprit Holdings, Ltd.	33,300	413,858
Hutchison Whampoa, Ltd.	651,000	6,103,116
Kingboard Chemical Holdings, Ltd.	14,500	64,398
Sun Hung Kai Properties	85,500	1,486,373

		8,067,745

India — 0.4%
Satyam Computer Services, Ltd.	62,900	1,571,242

Indonesia — 0.1%
PT Gundang Garam Tbk	656,434	567,661

Israel — 0.1%
Bank Leumi Le-Israel	101,507	468,262

Description	Shares	Value
Common Stocks (continued)

Italy — 3.5%
Enel SpA	108,225	$ 1,165,170
Fiat SpA	300,696	6,310,580
Lottomatica SpA (1)	136,800	4,935,722
Mediolanum SpA (1)	514,300	3,228,856

		15,640,328

Japan — 20.6%
AISIN SEIKI Co., Ltd.	40,700	1,624,295
Alpine Electronics, Inc.	3,800	44,426
Bank of Kyoto, Ltd.	12,000	139,070
BROTHER INDUSTRIES, Ltd.	28,103	298,068
Canon, Inc.	40,450	1,810,492
Chiba Bank, Ltd.	39,000	248,079
Chugoku Bank, Ltd.	5,000	67,522
Credit Saison Co., Ltd.	218,620	5,993,244
DAIHATSU MOTOR Co., Ltd.	30,000	318,451
DAIICHI SANKYO Co., Ltd.	49,500	1,539,672
DeNA Co., Ltd.	79	511,731
Don Quijote Co., Ltd.	19,400	312,015
FamilyMart Co., Ltd.	3,400	100,818
FUJIFILM Holdings Corp.	17,000	637,956
Hachijuni Bank, Ltd.	13,000	85,439
Haseko Corp.	640,000	961,916
Hitachi Construction Machinery Co., Ltd.	481,000	3,467,347
HOYA Corp.	86,300	2,194,199
IBIDEN Co., Ltd.	29,816	1,425,154
INPEX Holdings, Inc.	212	2,369,157
ITOCHU Corp.	49,000	515,338
Iyo Bank, Ltd.	7,000	68,420
JAPAN TOBACCO, Inc.	400	2,015,899
Kawasaki Kisen Kaisha, Ltd.	99,000	1,005,580
Kobe Steel, Ltd.	99,000	307,699
KOITO MANUFACTURING Co., Ltd.	10,000	130,795
KOMATSU, Ltd.	81,600	2,073,511
Komeri Co., Ltd.	61,100	1,424,798
KONICA MINOLTA HOLDINGS, Inc.	37,000	525,121
LAWSON, Inc.	40,400	1,546,079
LEOPALACE21 Corp.	34,700	704,245
Makita Corp.	43,800	1,544,870
Marubeni Corp.	486,000	3,667,667
Matsushita Electric Industrial Co., Ltd.	28,000	588,427
Mitsubishi Electric Corp.	51,000	465,917
Mitsubishi Heavy Industries, Ltd.	562,000	2,624,542
Mitsubishi Materials Corp.	84,000	393,555
Mitsubishi UFJ Lease & Finance Co., Ltd.	1,520	54,431
Mitsui O.S.K. Lines, Ltd.	162,000	2,105,155
Mitsui Trust Holdings, Inc.	467,000	3,200,619
MITSUMI ELECTRIC Co., Ltd.	16,400	508,033
Mizuho Financial Group, Inc.	748	3,107,153
Mizuho Trust & Banking Co., Ltd. (1)	436,000	691,120
NEC Electronics Corp. (2)	6,800	138,072
NIKON Corp.	36,000	1,009,975
Nintendo Co., Ltd.	22,500	11,171,613
NIPPON MINING HOLDINGS, Inc.	39,500	231,663
NIPPON OIL Corp.	283,000	1,929,143
NIPPON TELEGRAPH & TELEPHONE Corp.	294	1,276,232

(See Notes which are an integral part of the Financial Statements)

February 29, 2008 (Unaudited)

Schedule of Investments

International Stock Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Japan (continued)
Nippon Yakin Kogyo Co., Ltd.	103,500	$ 981,976
NISHIMATSUYA CHAIN Co., Ltd. (1)	81,165	773,977
Nisshin Steel Co., Ltd.	158,000	566,319
Nitori Co., Ltd.	55,150	2,733,332
OLYMPUS Corp.	13,000	381,150
Resona Holdings, Inc. (1)	367	592,678
SANYO ELECTRIC Co., Ltd. (2)	82,000	171,569
Sapporo Hokuyo Holdings, Inc.	11	85,395
Seiko Epson Corp.	24,400	624,526
SHINWA KAIUN KAISHA, Ltd.	9,000	58,928
Sojitz Corp.	274,200	1,030,286
Sumikin Bussan Corp.	26,000	86,392
Sumitomo Metal Industries, Ltd.	552,000	2,341,464
Sumitomo Mitsui Financial Group, Inc.	615	4,424,548
SUZUKI MOTOR Corp.	7,300	197,413
TAKEFUJI Corp.	7,520	189,203
Tohoku Electric Power Co., Inc.	2,900	66,640
TOKAI RIKA Co., Ltd.	4,000	114,983
TOKYO TEKKO Co., Ltd.	4,000	15,383
TOYODA GOSEI Co., Ltd.	6,500	235,541
TOYOTA BOSHOKU Corp.	77	2,651
Toyota Motor Corp.	97,000	5,279,008
Yamaha Motor Co., Ltd.	99,800	1,982,478
YAMATO KOGYO Co., Ltd.	4,100	171,985

		92,282,548

Luxembourg — 1.0%
Acergy SA	214,981	4,611,209

Malaysia — 0.2%
Resorts World Berhad	931,525	1,078,943

Mexico — 0.9%
Axtel SAB de CV (2)	93,100	206,280
Grupo Financiero Banorte SAB de CV	11,500	47,782
Grupo Mexico SAB de CV	114,773	798,374
Grupo Televisa SA	50,500	1,111,000
Telefonos de Mexico SA de CV	985,600	1,640,827

		3,804,263

Netherlands — 3.8%
Aegon NV	1	15
Draka Holding NV	1,232	35,414
Heineken NV (1)	64,538	3,639,001
Hunter Douglas NV	2,114	122,738
ING Groep NV	231,191	7,700,521
Koninklijke Ahold NV (2)	40,535	532,489
Koninklijke (Royal) Philips Electronics NV (1)	123,821	4,839,052
Oce NV	10,658	197,683
TomTom NV (2)	2,069	96,766

		17,163,679

New Zealand — 0.0%
Fletcher Building Ltd.	4,263	32,480

Norway — 2.1%
Cermaq ASA	5,051	68,527
Norsk Hydro ASA (1)	43,200	611,406
Petroleum Geo-Services ASA (1)	199,550	4,785,773
Telenor ASA (1)	193,400	3,964,566

		9,430,272

Description	Shares	Value
Common Stocks (continued)

Russian Federation — 1.4%
Gazprom	31,200	$ 1,576,790
GMK Norilsk Nickel, ADR	35,140	1,031,359
LUKOIL, ADR	50,001	3,716,240

		6,324,389

Singapore — 0.3%
Jardine Cycle & Carriage, Ltd.	33,000	496,542
Neptune Orient Lines, Ltd.	222,000	485,318
SembCorp Industries, Ltd.	38,000	127,552
Singapore Airlines, Ltd.	14,933	161,927

		1,271,339

South Africa — 0.2%
Massmart Holdings, Ltd.	115,100	1,050,574

South Korea — 2.2%
CJ Home Shopping	14,976	906,971
Honam Petrochemical Corp.	1,946	189,287
Kookmin Bank, ADR	39,900	2,443,077
KT Corp.	28,740	1,413,792
Samsung Electronics Co., Ltd.	8,630	5,066,358

		10,019,485

Spain — 0.4%
Banco Santander SA (1)	103,759	1,854,623

Sweden — 2.8%
Alfa Laval AB	2,550	137,008
Electrolux AB (1)	149,000	2,382,055
Elekta AB, Class B (1)	210,500	3,835,516
JM AB (1)	27,600	587,457
Kinnevik Investment AB, Class B	9,800	187,894
Scania AB (1)	16,300	391,467
Skandinaviska Enskilda Banken AB, Class A (1)	66,600	1,657,109
Volvo AB, Class B (1)	221,100	3,272,188

		12,450,694

Switzerland — 6.1%
Galenica AG	1,202	463,639
Julius Baer Holding, Ltd.	57,991	4,292,958
Meyer Burger Technology AG (2)	262	75,566
Nestle SA	10,510	5,023,164
Novartis AG-REG (1)	42,808	2,103,983
Roche Holding AG	20,596	4,044,882
Swatch Group AG	7,016	2,054,326
Zurich Financial Services AG	29,850	9,355,302

		27,413,820

Turkey — 0.6%
Akbank TAS	163,700	873,707
Dogan Sirketler Grubu Holding AS (2)	604,440	755,486
Eregli Demir ve Celik Fabrikalari AS	109,429	769,590
Koc Holding AS (2)	1	2
Tupras-Turkiye Petrol Rafinerileri AS	10,375	262,518
Turkcell Iletisim Hizmetleri	1	8

		2,661,311

United Kingdom — 14.2%
3i Group PLC	18,158	294,656
Antofagasta PLC	377,265	6,001,247
AstraZeneca PLC	156,479	5,872,393
BG Group PLC	115,067	2,710,830
BHP Billiton PLC	26,323	848,589

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

International Stock Fund (continued)

Description	Shares	Value
Common Stocks (continued)

United Kingdom (continued)
British Land Co. PLC	50,924	$ 958,511
BT Group PLC	1,410,222	6,299,758
Cairn Energy PLC (2)	74,235	3,993,427
Capita Group PLC	37,170	481,168
Drax Group PLC	14,385	164,507
IMI PLC	22,232	170,486
Imperial Tobacco Group PLC	15,160	703,821
Kazakhmys PLC	26,964	819,527
Keller Group PLC	2,605	30,866
Land Securities Group PLC	38,983	1,214,011
Lonmin PLC	71,687	4,666,690
National Grid PLC	185,815	2,693,534
Next PLC	15,368	389,510
Petrofac, Ltd.	13,317	145,934
Prudential PLC	334,945	4,005,233
Royal Dutch Shell PLC, Class A	291,061	10,476,845
Shire PLC	79,038	1,544,098
Smith & Nephew PLC	250,800	3,246,609
Thomas Cook Group PLC (2)	33,894	204,716
WPP Group PLC	92,007	1,080,911
Xstrata PLC	60,577	4,751,648

		63,769,525

United States — 0.0%
Brookfield Infrastructure Partners LP	2,408	45,270
Eurocastle Investment, Ltd.	2,403	61,461

		106,731

Total Common Stocks (identified cost $413,241,367)		435,444,351

Rights — 0.0%

Brazil — 0.0%
Net Servicos de Comunicacao SA (2)	941	67

Total Rights (identified cost $0)		67

Short-Term Investments — 22.2%

Collateral Pool Investment for Securities on Loan — 22.2% (See Note 2 of the Financial Statements)		99,667,797

Total Short-Term Investments (identified cost $99,667,797)		99,667,797

Total Investments — 119.2% (identified cost $512,909,164)		535,112,215
Other Assets and Liabilities — (19.2)%		(86,123,655)

Total Net Assets — 100.0%		$448,988,560

Portfolio Sector Allocations*
Sector	Fund
Consumer Discretionary	13.2%
Consumer Staples	5.6
Energy	9.0
Financials	19.5
Healthcare	6.7
Industrials	15.6
Information Technology	9.8
Materials	10.6
Telecommunication Services	5.1
Utilities	1.9
Other Assets & Liabilities, Net	3.0

Total	100.0%

(See Notes which are an integral part of the Financial Statements)

February 29, 2008 (Unaudited)

Schedule of Investments

International Stock Fund (continued)

Industry Division

Industry	Value	% of Total Net Assets
Agriculture	$3,287,381	0.7%
Airlines	8,756,303	2.0
Apparel	2,313,797	0.5
Automobiles	20,161,528	4.5
Banks	44,805,249	10.0
Beverages	3,639,000	0.8
Biotechnology	2,282,308	0.5
Building Materials	32,480	0.0
Chemicals	5,916,708	1.3
Closed-end Funds	61,461	0.0
Commercial Services	481,168	0.1
Computers	6,033,627	1.3
Cosmetics	228,568	0.1
Distribution/Wholesale	5,796,225	1.3
Diversified Financial Services	12,006,365	2.7
Electronics	22,003,853	4.9
Engineering & Construction	7,633,564	1.7
Entertainment	6,688,717	1.5
Food & Staple Retailing	14,889,778	3.3
Healthcare	11,975,261	2.7
Holding Companies	14,473,040	3.2
Home Builders	961,916	0.2
Home Furnishings	3,270,668	0.7
Insurance	24,289,927	5.4
Internet	511,730	0.1
Iron & Steel	16,344,948	3.6
Leisure Time	4,550,927	1.0
Machinery	21,624,752	4.8
Media	3,067,642	0.7
Metals & Mining	27,972,375	6.2
Miscellaneous Manufacturing	10,391,075	2.3
Office & Business Equipment	2,632,701	0.6
Oil & Gas	40,411,181	9.0
Pharmaceuticals	15,776,625	3.5
Real Estate	3,903,646	0.9
REITs	2,172,522	0.5
Retail	13,926,281	3.1
Semiconductor Equipment & Products	5,204,429	1.2
Software	5,047,293	1.1
Telecommunications	24,128,428	5.4
Toys	11,171,614	2.5
Transportation	4,322,701	1.0
Venture Capital	294,656	0.1

Total Common Stocks	435,444,418	97.0
Collateral Pool Investment for Securities on Loan	99,667,797	22.2

Total Investments	535,112,215	119.2
Other Assets & Liabilities	(86,123,655)	(19.2)

Total Net Assets	$448,988,560	100.0%

Aggregate Bond Fund

Description	Principal Amount	Value
Asset-Backed Securities — 1.2%

Other Financial — 1.2%
Chase Issuance Trust, Class A, (Series 2007-A15), 4.960%, 9/17/2012	$ 3,000,000	$ 3,104,019

Total Asset-Backed Securities (identified cost $2,999,707)		3,104,019

Collateralized Mortgage Obligations — 29.0%

Federal National Mortgage Association — 1.2%
5.500%, 8/25/2034, (Series 2005-123-PE) (1)	3,000,000	3,038,574

Other Financial — 27.8%
Bear Stearns Commercial Mortgage Securities, Class AM, (Series 2007-PW17), 5.915%, 6/11/2050 (4)	3,000,000	2,638,770
Chase Mortgage Finance Corp., Class 7A1, (Series 2007-A2), 5.890%, 7/25/2037 (4)	5,445,154	5,464,800
Citigroup Commercial Mortgage Trust, Class A4, (Series 2006-C5), 5.431%, 10/15/2049	4,000,000	3,811,324
Citigroup Commercial Mortgage Trust, Class A4, (Series 2007-C6), 5.700%, 12/10/2049 (4)	3,000,000	2,887,836
Countrywide Alternative Loan Trust, Class A19, (Series 2007-15CB), 5.750%, 7/25/2037	2,905,506	2,821,842
Credit Suisse Mortgage Capital Certificates, Class AM, (Series 2007-C5), 5.869%, 9/15/2040 (4)	3,000,000	2,629,053
Greenwich Capital Commercial Funding Corp., Class AM, (Series 2007-GG9), 5.475%, 3/10/2039	2,000,000	1,719,112
Greenwich Capital Commercial Funding Corp., Class AM, (Series 2007-GG11), 5.867%, 12/10/2049 (4)	3,000,000	2,620,866
JP Morgan Alternative Loan Trust, Class 12A1, (Series 2007-A2), 3.335%, 6/25/2037 (4)	5,473,594	4,401,897
JP Morgan Chase Commercial Mortgage Securities Corp., Class A1, (Series 2007-FL1A), 3.496%, 7/15/2019 (4)(6)(7)	2,649,825	2,544,397
JP Morgan Mortgage Trust, Class 2A1, (Series 2006-A3), 5.620%, 5/25/2036 (4)	2,135,701	2,151,827
JP Morgan Mortgage Trust, Class 2A1, (Series 2007-A2), 5.711%, 4/25/2037 (4)	1,666,060	1,671,635
JP Morgan Mortgage Trust, Class 3A3, (Series 2007-A4), 5.883%, 6/25/2037 (4)	4,755,171	4,772,570

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Aggregate Bond Fund (continued)

Description	Principal Amount	Value

Collateralized Mortgage Obligations (continued)

Other Financial (continued)
Lehman Brothers Commercial Mortgage Trust, Class A1, (Series 2007-LLFA), 3.421%, 6/15/2022 (4)(6)(7)	$ 4,536,399	$ 4,364,882
Merrill Lynch/Countrywide Commercial Mortgage Trust, Class A4, (Series 2007-9), 5.700%, 9/12/2049	2,000,000	1,909,030
Merrill Lynch Mortgage Trust, Class A3A, (Series 2005-CIP1), 4.949%, 7/12/2038 (4)	2,000,000	1,944,082
Merrill Lynch Mortgage Trust, Class A3, (Series 2006-C1), 5.658%, 5/12/2039 (4)	2,000,000	1,968,496
Morgan Stanley Capital, Class A2A, (Series 2005-HQ6), 4.882%, 8/13/2042	3,000,000	2,961,255
Morgan Stanley Capital, Class A4, (Series 2007-IQ15), 5.882%, 6/11/2049 (4)	3,000,000	2,924,886
PHH Alternative Mortgage Trust, Class 1A1, (Series 2007-2), 3.245%, 5/25/2037 (4)	2,295,698	2,142,655
TIAA Retail Commercial Trust, Class A3, (Series 2007-C4), 6.096%, 8/15/2039 (4)	5,000,000	4,962,080
Wachovia Bank Commercial Mortgage Trust, Class AM, (Series 2007-C34), 5.818%, 5/15/2046 (4)	2,944,000	2,557,650
Wells Fargo Mortgage Backed Securities Trust, Class 2A4, (Series 2006-AR7), 5.605%, 5/25/2036 (4)	3,435,688	3,449,129
Wells Fargo Mortgage Backed Securities Trust, Class 2A4, (Series 2006-AR8), 5.241%, 4/25/2036 (4)	2,036,486	2,044,131

		71,364,205

Total Collateralized Mortgage Obligations (identified cost $77,344,347)		74,402,779

Corporate Bonds & Notes — 25.8%

Banks — 2.4%
Bank of America Corp., 5.750%, 12/1/2017	3,000,000	3,071,445
Bank of America Corp., 8.000%, 12/29/2049 (4)	2,000,000	2,075,146
Wachovia Corp., 5.750%, 2/1/2018 (1)	1,000,000	1,007,126

		6,153,717

Broker/Dealers — 11.0%
Bear Stearns Co., Inc., 7.250%, 2/1/2018	2,000,000	1,943,720
Citigroup, Inc., 5.300%, 10/17/2012	2,000,000	2,060,624

Description	Principal Amount	Value

Corporate Bonds & Notes (continued)

Broker/Dealers (continued)
Goldman Sachs Group, Inc., 5.450%, 11/1/2012	$ 3,000,000	$ 3,143,664
Goldman Sachs Group, Inc., 6.750%, 10/1/2037	4,000,000	3,745,936
JP Morgan Chase & Co., 5.375%, 10/1/2012	3,000,000	3,153,960
JP Morgan Chase & Co., 6.000%, 1/15/2018	2,000,000	2,079,060
Lehman Brothers Holdings, 6.875%, 7/17/2037 (1)	3,000,000	2,860,563
Lehman Brothers Holdings, (Series MTN), 5.625%, 1/24/2013	3,000,000	3,005,859
Lehman Brothers Holdings, (Series MTN), 6.000%, 7/19/2012	3,000,000	3,087,030
Morgan Stanley, 3.875%, 1/15/2009 (1)	3,000,000	2,999,292

		28,079,708

Construction Equipment — 1.1%
CRH America, Inc., 6.000%, 9/30/2016 (1)	3,000,000	2,895,774

Energy — 0.8%
XTO Energy, Inc., 6.250%, 8/1/2017	2,000,000	2,138,420

Financial Services — 6.1%
Countrywide Financial Corp., (Series MTN), 5.800%, 6/7/2012	2,000,000	1,799,264
General Electric Capital Corp., 5.875%, 1/14/2038	3,000,000	2,877,693
General Electric Capital Corp., (Series MTNA), 6.000%, 6/15/2012 (1)	2,000,000	2,147,136
Genworth Global Funding Trusts, 5.200%, 10/8/2010	2,000,000	2,067,892
Progressive Corp., 6.700%, 6/15/2037 (4)	3,000,000	2,656,779
Prudential Financial, Inc., 6.000%, 12/1/2017	2,000,000	2,053,146
Santander Perpetual SA, (Series 144A), 6.671%, 10/24/2017 (4)(6)(7)	2,000,000	2,016,266

		15,618,176

Media — 0.8%
Comcast Corp., 6.950%, 8/15/2037 (1)	2,000,000	2,031,182

Restaurants — 1.2%
McDonald’s Corp., (Series MTN), 4.300%, 3/1/2013	3,000,000	3,055,806

Retail — 0.8%
Target Corp., 7.000%, 1/15/2038	2,000,000	2,102,216

Telecommunication Services — 1.6%
AT&T, Inc., 6.300%, 1/15/2038	4,000,000	3,953,980

Total Corporate Bonds & Notes (identified cost $65,613,277)		66,028,979

(See Notes which are an integral part of the Financial Statements)

February 29, 2008 (Unaudited)

Schedule of Investments

Aggregate Bond Fund (continued)

Description	Principal Amount	Value
Government Agencies — 6.4%

Federal Home Loan Mortgage Corporation — 5.2%
3.375%, 4/15/2009	$ 5,000,000	$ 5,059,670
4.625%, 12/19/2008	3,000,000	3,052,149
4.875%, 2/17/2009	5,000,000	5,119,995

		13,231,814

Federal National Mortgage Association — 1.2%
4.875%, 4/15/2009	3,000,000	3,085,116

Total Government Agencies (identified cost $15,858,248)		16,316,930

Mortgage-Backed Securities — 24.3%

Federal Home Loan Mortgage Corporation — 1.4%
5.000%, 11/1/2035 (1)	3,720,459	3,671,780

Federal National Mortgage Association — 22.9%
5.000%, 7/1/2022 (1)	5,789,245	5,857,367
5.000%, 1/1/2037 (1)	9,790,734	9,651,099
5.500%, 5/1/2037 (1)	16,443,769	16,548,401
6.000%, 3/12/2038 (5)	17,000,000	17,369,223
6.500%, 9/1/2037 (1)	4,882,969	5,063,898
6.500%, 9/1/2037 (1)	1,926,428	1,997,808
6.500%, 11/1/2037 (1)	1,916,808	1,977,397

		58,465,193

Total Mortgage-Backed Securities (identified cost $60,398,055)		62,136,973

U.S. Treasury Bonds & Notes — 13.4%
2.875%, 1/31/2013 (1)	5,000,000	5,089,455
3.500%, 2/15/2018 (1)	5,000,000	4,989,065
4.375%, 2/15/2038 (1)	10,000,000	9,927,350
4.750%, 5/15/2014 (1)	5,000,000	5,548,050
4.875%, 4/30/2011 (1)	8,000,000	8,718,752

Total U.S. Treasury Bonds & Notes (identified cost $32,355,809)		34,272,672

Short-Term Investments — 40.9%

Collateral Pool Investment for Securities on Loan — 35.1% (See Note 2 of the Financial Statements)		89,983,266

Repurchase Agreement — 5.8%
Agreement with Morgan Stanley & Co., Inc., 3.050%, dated 2/29/2008, to be repurchased at $14,872,479 on 3/3/2008, collateralized by a U.S. Government Agency Obligation with various maturities to 10/12/2012, with a market value of $15,470,226 (at amortized cost)	14,868,700	14,868,700

Total Short-Term Investments (identified cost $104,851,966)		104,851,966

Total Investments — 141.0% (identified cost $359,421,409)		361,114,318
Other Assets and Liabilities — (41.0)%		(105,085,332)

Total Net Assets — 100.0%		$256,028,986

Portfolio Sector Allocations*
Sector	Fund
Asset-Backed Securities	1.2%
Collateralized Mortgage Obligations	29.0
Corporate Bonds & Notes	25.8
Government Agencies	6.4
Mortgage-Backed Securities	24.3
U.S. Treasury Bonds & Notes	13.4
Other Assets & Liabilities, Net	(0.1)

Total	100.0%

Government Income Fund

Description	Principal Amount	Value
Asset-Backed Securities — 1.6%

Federal Home Loan Mortgage Corporation — 0.1%
5.580%, 8/25/2031, (Series T-32-A1) (4)	$ 880,373	$ 866,661

Other Financial — 1.5%
Chase Issuance Trust, Class A, (Series 2007-A15), 4.960%, 9/17/2012	5,000,000	5,173,364
Countrywide Asset-Backed Certificates, Class A1, (Series 2007-QH2), 3.375%, 4/25/2037 (4)(6)(7)	4,092,192	3,885,581
Green Tree Home Improvement Loan Trust, Class HEB1, (Series 1998-B), 7.810%, 11/15/2029	1,008,235	1,009,982
Structured Asset Securities Corp. Trust, Class A2, (Series 2004-16XS), 4.910%, 8/25/2034 (4)	202,939	202,542

		10,271,469

Total Asset-Backed Securities (identified cost $11,185,306)		11,138,130

Collateralized Mortgage Obligations — 35.6%

Federal Home Loan Mortgage Corporation — 4.0%
3.471%, 6/15/2025, (Series 2993-TF) (4)	8,563,309	8,523,326
5.000%, 10/15/2029, (Series 2745-AY)	5,000,000	5,109,005
5.000%, 10/15/2031, REMIC (Series 2543-LN)	3,448,089	3,525,250
5.000%, 5/15/2033, REMIC (Series 2791-BL)	2,134,499	2,176,935
5.000%, 10/15/2034, REMIC (Series 2876-DQ)	400,172	403,443
5.000%, 4/15/2035, REMIC (Series 2963-ED)	1,374,812	1,345,878
5.500%, 10/15/2035, (Series 3058-WC)	2,425,401	2,448,597
6.000%, 6/15/2037, (Series 3333-W)	4,655,453	4,688,683

		28,221,117

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Government Income Fund (continued)

Description	Principal Amount	Value
Collateralized Mortgage Obligations (continued)

Federal National Mortgage Association — 2.1%
3.385%, 1/25/2031, REMIC (Series 2001-25-FA) (4)	$ 2,138,385	$ 2,134,743
4.000%, 10/25/2032, REMIC (Series 2003-28-GA)	415,818	411,767
5.000%, 10/25/2016, REMIC (Series 2003-16-PD)	5,000,000	5,181,225
5.500%, 8/25/2034, (Series 2005-123-PE) (1)	5,407,000	5,476,524
5.500%, 11/25/2035, (Series 2005-100-DA) (1)	1,461,557	1,450,347

		14,654,606

Other Financial — 29.5%
Banc of America Funding Corp., Class 1A3, (Series 2007-C), 5.760%, 5/20/2036 (4)	7,251,207	7,263,520
Bear Stearns Commercial Mortgage Securities, Class AM, (Series 2007-PW17), 5.915%, 6/11/2050 (4)	6,000,000	5,277,540
Chase Mortgage Finance Corp., Class 11A1, (Series 2007-A1), 5.686%, 3/25/2037 (4)	11,918,030	12,082,999
Chase Mortgage Finance Corp., Class 7A1, (Series 2007-A2), 5.890%, 7/25/2037 (4)	9,075,257	9,108,000
Citigroup Commercial Mortgage Trust, Class A4, (Series 2006-C5), 5.431%, 10/15/2049	6,578,000	6,267,722
Citigroup Commercial Mortgage Trust, Class A4, (Series 2007-C6), 5.700%, 12/10/2049 (4)	6,000,000	5,775,672
Countrywide Alternative Loan Trust, Class A19, (Series 2007-15CB), 5.750%, 7/25/2037	6,779,513	6,584,297
Countrywide Home Loans, Class 1A8, (Series 2003-J1), 5.750%, 3/25/2033	1,051,268	1,069,577
Credit Suisse Mortgage Capital Certificates, Class A1, (Series 2006-TF2A), 3.221%,10/15/2021 (4)(6)(7)	2,271,767	2,193,137
Credit Suisse Mortgage Capital Certificates, Class AM, (Series 2007-C5), 5.869%, 9/15/2040 (4)	6,000,000	5,258,106
Greenwich Capital Commercial Funding Corp., Class A1, (Series 2006-FL4A), 3.231%, 11/5/2021 (4)(6)(7)	1,676,186	1,608,398
Greenwich Capital Commercial Funding Corp., Class AM, (Series 2007-GG11), 5.867%, 12/10/2049 (4)	9,000,000	7,862,598

Description	Principal Amount	Value
Collateralized Mortgage Obligations (continued)

Other Financial (continued)
Greenwich Capital Commercial Funding Corp., Class AM, (Series 2007-GG9), 5.475%, 3/10/2039	$ 5,000,000	$ 4,297,780
GSR Mortgage Loan Trust, Class 2A8, (Series 2005-5F), 5.500%, 6/25/2035	6,000,000	5,877,816
JP Morgan Chase Commercial Mortgage, Class A1, (Series 2007-FL1A), 5.403%, 7/15/2019 (4)(6)(7)	2,649,825	2,544,397
JP Morgan Alternative Loan Trust, Class 12A1, (Series 2007-A2), 3.335%, 6/25/2037 (4)	14,596,251	11,738,393
JP Morgan Mortgage Trust, Class 2A1, (Series 2007-A2), 5.711%, 4/25/2037 (4)	9,996,361	10,029,809
JP Morgan Mortgage Trust, Class 3A3, (Series 2007-A4), 5.883%, 6/25/2037 (4)	11,756,806	11,799,825
JP Morgan Mortgage Trust, Class 4A1, (Series 2007-A2), 6.051%, 4/25/2037 (4)	5,455,675	5,489,642
JP Morgan Mortgage Trust, Class 4A1M, (Series 2007-A2), 5.801%, 4/25/2037 (4)	8,183,512	8,274,226
Lehman Brothers Commercial Mortgage Trust, Class A1, (Series 2007-LLFA), 3.421%, 6/15/2022 (4)(6)(7)	7,258,238	6,983,812
Master Asset Securitization Trust, Class 4A5, (Series 2004-3), 5.000%, 3/25/2034	15,215,000	15,237,791
Merrill Lynch Mortgage Trust, Class A3A, (Series 2005-CIP1), 4.949%, 7/12/2038 (4)	4,000,000	3,888,164
Merrill Lynch/Countrywide Commercial Mortgage Trust, Class A4, (Series 2007-9), 5.700%, 9/12/2049	5,000,000	4,772,575
Morgan Stanley Capital, Class A2A, (Series 2005-HQ6), 4.882%, 8/13/2042	4,000,000	3,948,340
Morgan Stanley Capital, Class A4, (Series 2007-IQ15), 5.882%, 6/11/2049 (4)	6,000,000	5,849,772
Morgan Stanley Capital, Class A4, (Series 2007-IQ16), 5.809%, 12/12/2049	5,000,000	4,804,615
Residential Accredit Loans, Inc., Class A5, (Series 2003-QR24), 4.000%, 7/25/2033	1,957,316	1,899,900
Structured Asset Securities Corporation, Class 2A, (Series 2003-21), 5.250%, 8/25/2033	3,908,777	3,781,574
Thornburg Mortgage Securities Trust, Class A2B, (Series 2007-1), 3.476%, 3/25/2037 (4)	7,077,827	6,813,668

(See Notes which are an integral part of the Financial Statements)

February 29, 2008 (Unaudited)

Schedule of Investments

Government Income Fund (continued)

Description	Principal Amount	Value
Collateralized Mortgage Obligations (continued)

Other Financial (continued)
TIAA Retail Commercial Trust, Class A3, (Series 2007-C4), 6.097%, 8/15/2039 (4)	$ 9,000,000	$ 8,931,744
Wachovia Bank Commercial Mortgage Trust, Class AM, (Series 2007-C34), 5.818%, 5/15/2046 (4)	6,000,000	5,212,602
Wells Fargo Mortgage Backed Securities Trust, Class 2A4, (Series 2006-AR7), 5.605%, 5/25/2036 (4)	5,057,333	5,077,117
Wells Fargo Mortgage Backed Securities Trust, Class 2A4, (Series 2006-AR8), 5.240%, 4/25/2036 (4)	3,394,143	3,406,885

		211,012,013

Total Collateralized Mortgage Obligations (identified cost $261,430,517)		253,887,736

Corporate Bonds & Notes — 1.9%

Broker/Dealers — 0.5%
Bear Stearns Co., Inc., 3.429%, 2/1/2012 (4)	4,000,000	3,544,568

Financial Services — 0.3%
SLM Corp., Note, (Series MTNA), 3.471%, 7/27/2009 (4)	2,500,000	2,245,660

Insurance — 0.4%
HSB Capital I, Company Guarantee, (Series B), 5.168%, 7/15/2027 (4)	3,000,000	2,957,247

Real Estate — 0.7%
iStar Financial, Inc., 5.514%, 3/3/2008 (4)	5,000,000	5,000,000

Total Corporate Bonds & Notes (identified cost $14,469,061)		13,747,475

Government Agencies — 2.9%

Federal Home Loan Mortgage Corporation — 1.4%
3.375%, 4/15/2009	10,000,000	10,119,340

Federal National Mortgage Association — 1.5%
4.875%, 4/15/2009	10,000,000	10,283,720

Total Government Agencies (identified cost $19,754,335)		20,403,060

Mortgage-Backed Securities — 62.6%

Federal Home Loan Mortgage Corporation — 4.0%
5.000%, 8/1/2014	2,657,846	2,694,440
5.000%, 5/1/2021 (1)	3,422,039	3,469,599
5.000%, 10/1/2033 (1)	3,137,934	3,104,054
5.000%, 11/1/2035 (1)	10,231,261	10,097,395
5.500%, 11/1/2018	3,494,627	3,587,314
5.500%, 10/1/2021 (1)	4,017,107	4,106,186
6.500%, 9/1/2016	206,818	216,381
7.000%, 11/1/2009	23,331	23,799
7.500%, 9/1/2013	76,410	83,079
7.500%, 4/1/2024	241,357	262,173
7.500%, 4/1/2027	129,570	140,765
8.000%, 8/1/2030	156,603	170,294

Description	Principal Amount	Value
Mortgage-Backed Securities (continued)

Federal Home Loan Mortgage Corporation (continued)
8.500%, 9/1/2024	$ 126,980	$ 140,896
9.000%, 6/1/2019	193,460	211,869
9.500%, 2/1/2025	124,917	138,471

		28,446,715

Federal National Mortgage Association — 56.6%
5.000%, 5/1/2018	2,269,240	2,304,922
5.000%, 5/1/2020 (1)	4,532,816	4,587,151
5.000%, 7/1/2035 (1)	4,397,216	4,333,417
5.000%, 2/1/2036 (1)	5,953,834	5,867,450
5.000%, 12/1/2036 (1)	31,961,813	31,498,079
5.500%, 8/1/2021 (1)	16,148,630	16,518,821
5.500%, 1/1/2023	2,553,163	2,605,904
5.500%, 10/1/2024 (1)	2,966,209	3,022,867
5.500%, 2/1/2033	1,648,793	1,666,021
5.500%, 6/1/2035 (1)	5,128,804	5,161,772
5.500%, 8/1/2036 (1)	3,543,655	3,566,434
5.500%, 11/1/2036 (1)	25,543,907	25,713,084
5.500%, 12/1/2036 (1)	18,148,827	18,269,027
5.500%, 1/1/2037	1,808,338	1,820,315
5.500%, 5/1/2037 (1)	29,018,415	29,203,059
5.500%, 7/1/2037 (1)	73,567,143	74,040,032
5.500%, 8/1/2037 (1)	19,572,678	19,698,491
5.500%, 8/1/2037 (1)	9,928,060	9,991,877
6.000%, 9/1/2013	819,519	848,853
6.000%, 10/1/2016	555,629	575,606
6.000%, 9/1/2021 (1)	5,195,348	5,370,343
6.000%, 1/1/2036 (1)	1,934,803	1,980,294
6.000%, 3/12/2038 (5)	100,000,000	102,171,899
6.500%, 9/1/2016	351,270	368,957
6.500%, 9/1/2016	710,071	745,823
6.500%, 8/1/2030 (1)	3,854,465	4,031,678
6.500%, 12/1/2031	231,497	241,774
6.500%, 9/1/2037 (1)	19,531,878	20,255,592
6.500%, 11/1/2037 (1)	3,833,617	3,954,794
7.000%, 12/1/2010	48,781	48,864
7.000%, 3/1/2029	319,005	340,688
7.000%, 7/1/2029	840,418	897,542
7.000%, 2/1/2030	756,104	807,496
7.500%, 12/1/2009	156,359	158,231
7.500%, 10/1/2030	129,079	139,576
8.000%, 10/1/2028	1,308,237	1,428,339
8.000%, 4/1/2030	239,100	259,610

		404,494,682

Government National Mortgage Association — 2.0%
5.000%, 4/15/2034	1,987,417	1,994,498
5.500%, 9/15/2033	4,985,565	5,108,639
6.000%, 12/20/2033	5,298,519	5,495,247
6.500%, 9/15/2032	910,903	955,579
7.000%, 6/15/2029	398,915	428,548
7.000%, 8/15/2031	202,064	216,828
8.500%, 6/15/2010	114,689	117,505
9.000%, 11/15/2009	103,251	103,748
9.000%, 1/15/2010	54,109	54,445
9.500%, 10/15/2024	84,498	94,394

		14,569,431

Total Mortgage-Backed Securities (identified cost $438,216,435)		447,510,828

U.S. Treasury Bonds & Notes — 3.6%
2.875%, 1/31/2013 (1)	20,000,000	20,357,820
3.500%, 2/15/2018 (1)	5,000,000	4,989,065

Total U.S. Treasury Bonds & Notes (identified cost $24,799,474)		25,346,885

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Government Income Fund (continued)

Description	Principal Amount	Value
Short-Term Investments — 54.4%

Collateral Pool Investment for Securities on Loan — 48.2% (See Note 2 of the Financial Statements)		$ 344,530,509

Repurchase Agreement — 6.2%
Agreement with Morgan Stanley & Co., Inc., 3.050%, dated 2/29/2008, to be repurchased at $44,117,651 on 3/3/2008, collateralized by a U.S. Government Agency Obligation with a maturity of 8/18/2016, with a market value of $45,070,143 (at amortized cost)	$ 44,106,441	44,106,441

Total Short-Term Investments (identified cost $388,636,950)		388,636,950

Total Investments — 162.6% (identified cost $1,158,492,078)		1,160,671,064
Other Assets and Liabilities — (62.6)%		(446,895,906)

Total Net Assets — 100.0%		$713,775,158

Portfolio Sector Allocations*
Sector	Fund
Asset-Backed Securities	1.6%
Collateralized Mortgage Obligations	35.6
Corporate Bonds & Notes	1.9
Government Agencies	2.9
Mortgage-Backed Securities	62.6
U.S. Treasury Bonds & Notes	3.6
Other Assets & Liabilities, Net	(8.2)

Total	100.0%

Intermediate Tax-Free Fund

Description/Credit Ratings (8)	Principal Amount	Value
Municipals — 92.8%

Alaska — 2.3%
Alaska Housing Finance Corporation, (Series 1997 A-1), Mortgage Revenue Bonds, 5.350%, (MBIA Insurance Corp.)/(Not Reoffered), 12/1/2013 AAA/Aaa; Call Date 12/1/2009	$ 955,000	$ 959,584
Alaska Housing Finance Corporation, (Series 1997 A-1), Mortgage Revenue Bonds, 5.500%, (MBIA Insurance Corp.)/(Original Issue Yield: 5.531%), 12/1/2017 AAA/Aaa; Call Date 12/1/2009	1,000,000	1,004,180

		1,963,764

Description/Credit Ratings (8)	Principal Amount	Value
Municipals (continued)

Arizona — 2.7%

Maricopa County, AZ, Industrial Development Authority, Catholic Healthcare West Project, (Series 1998 A), Health Facility Revenue Bonds, 5.000%, (Original Issue Yield: 5.25%), 7/1/2016 A/A2; Call Date 7/1/2008

	$ 100,000	$ 100,931
Maricopa County, AZ, School District No. 28 Kyrene Elementary, (Series 2001 A), GO UT, 5.000%, (MBIA Insurance Corp.)/(Original Issue Yield: 4.59%), 7/1/2013 NR/Aaa	700,000	745,304
Maricopa County, AZ, Sun Health Corporation Hospital Revenue Bonds, (Series 2005), 5.000%, (Original Issue Yield: 4.46%), 4/1/2016 BBB/Baa1; Call Date 4/1/2015	550,000	542,091
Phoenix, AZ, Civic Improvement Corp., Jr. Lien Water System Revenue Refunding Construction Bonds, 5.250%, (FGIC)/(Original Issue Yield: 4.69%), 7/1/2016 AA/Aa3	500,000	537,615
Pima County, AZ, (Series 2008), Street and Highway Revenue Bonds, 4.125%, (Original Issue Yield: 4.30%), 7/1/2022 AA/A1; Call Date 7/1/2018	250,000	218,588
Tempe, AZ, (Series 2007), Excise Tax Revenue Refunding Obligations, 4.500%, (Original Issue Yield: 4.31%), 7/1/2021 AAA/Aa2; Call Date 7/1/2017	100,000	95,466

		2,239,995

California — 9.9%
ABC Unified School District, CA, Los Angeles County, (Series 2003 A), GO UT Refunding Bonds, 5.000%, (MBIA Insurance Corp.)/(Not Reoffered), 2/1/2021 AAA/Aaa	1,000,000	929,840
California Statewide Communities Development Authority, Revenue Bonds, John Muir Health, (Series 2006 A), 5.000%, (Original Issue Yield: 4.61%), 8/15/2021 A+/A1; Call Date 8/15/2016	130,000	128,618
Centinela Valley Union High School District, CA, Los Angeles County, (Series 2002 A), GO UT Refunding Bonds, 5.000%, (MBIA Insurance Corp.)/(Not Reoffered), 2/1/2019 AAA/Aaa	100,000	96,650
Delano Joint Union High School District, CA, Kern and Tulare Counties, (Series 2003 A), GO UT Refunding Bonds, 5.100%, (MBIA Insurance Corp.)/(Not Reoffered), 2/1/2022 AAA/Aaa	200,000	187,840

(See Notes which are an integral part of the Financial Statements)

February 29, 2008 (Unaudited)

Schedule of Investments

Intermediate Tax-Free Fund (continued)

Description/Credit Ratings (8)	Principal Amount	Value
Municipals (continued)

California (continued)
Fresno Unified School District, CA, Fresno County, (Series 2002 A), GO UT Refunding Bonds, 6.000%, (MBIA Insurance Corp.)/(Not Reoffered), 8/1/2015 AAA/Aaa	$ 100,000	$ 109,288
Fresno Unified School District, CA, Fresno County, (Series 2004 B), GO UT Refunding Bonds, 4.600%, (MBIA Insurance Corp.)/(Not Reoffered), 2/1/2016 AAA/Aaa	400,000	395,288
Oxnard School District, CA, Ventura County, (Series 2001 A), GO UT Refunding Bonds, 5.750%, (MBIA Insurance Corp.)/(Not Reoffered), 8/1/2022 AAA/Aaa; Call Date 2/1/2022	715,000	735,721
Sierra View Local Health Care District Revenue Bonds, 4.700%, (Original Issue Yield: 4.74%), 7/1/2016 NR/NR	250,000	249,643
Sierra View Local Health Care District Revenue Bonds, 5.250%, (Original Issue Yield: 5.28%), 7/1/2022 NR/NR; Call Date 7/1/2017	1,000,000	963,849
Sierra View Local Health Care District Revenue Bonds, 5.250%, (Original Issue Yield: 5.32%), 7/1/2023 NR/NR; Call Date 7/1/2017	250,000	238,830
Sierra View Local Health Care District Revenue Bonds, 5.300%, (Original Issue Yield: 5.38%), 7/1/2026 NR/NR; Call Date 7/1/2017	1,000,000	928,940
State of California, GO UT Refunding Bonds, 5.000%, (Original Issue Yield: 3.72%), 9/1/2012 A+/A1	2,000,000	2,114,239
Sweetwater Union High School District, CA, San Diego County, (Series 2005), Refinancing Certificates of Participation, 4.000%, (MBIA Insurance Corp.)/(Original Issue Yield: 4.21%), 9/1/2016 AAA/Aaa; Call Date 9/1/2015	500,000	474,470
Vallejo City Unified School District, CA, Solano County, (Series 2002 A), GO UT Refunding Bonds, 4.800%, (MBIA Insurance Corp.)/(Not Reoffered), 2/1/2012 AAA/Aaa	150,000	154,458
Vallejo City Unified School District, CA, Solano County, (Series 2002 A), GO UT Refunding Bonds, 5.400%, (MBIA Insurance Corp.)/(Not Reoffered), 2/1/2015 AAA/Aaa	50,000	52,404
Vallejo City Unified School District, CA, Solano County, (Series 2002 A), GO UT Refunding Bonds, 5.900%, (MBIA Insurance Corp.)/(Not Reoffered), 2/1/2018 AAA/Aaa	250,000	263,065

Description/Credit Ratings (8)	Principal Amount	Value
Municipals (continued)

California (continued)
Vallejo City Unified School District, CA, Solano County, (Series 2002 A), GO UT Refunding Bonds, 5.900%, (MBIA Insurance Corp.)/(Not Reoffered), 8/1/2018 AAA/Aaa	$ 350,000	$ 367,469

		8,390,612
Colorado — 5.7%
Arkansas River Power Authority, CO, Power Revenue Improvement Bonds, (Series 2007), Revenue Bonds, 5.000%, (XL Capital Assurance, Inc.)/(Original Issue Yield: 4.80%), 10/1/2043 A-/A3; Call Date 10/1/2017	420,000	358,579
Broomfield, CO, Interlocken Consolidated Metropolitan District, (Series 1999 B), General Obligation Refunding and Improvement Bonds, 5.750%, (Asset Guaranty Insurance Company)/(Original Issue Yield: 6.05%), 12/15/2019 AA/NR; Call Date 12/15/2009	500,000	511,525
Colorado Health Facilities Authority, Longmont United Hospital Project, (Series 2003), Revenue Refunding Bonds, 3.375%, (ACA Insurance Corp.)/(Original Issue Yield: 3.50%), 12/1/2009 NR/Baa2	60,000	59,057
Colorado Health Facilities Authority, Longmont United Hospital Project, (Series 2003), Revenue Refunding Bonds, 4.100%, (ACA Insurance Corp.)/(Original Issue Yield: 4.20%), 12/1/2012 NR/Baa2	50,000	48,633
Colorado Health Facilities Authority, Longmont United Hospital Project, (Series 2003), Revenue Refunding Bonds, 4.500%, (ACA Insurance Corp.)/(Original Issue Yield: 4.66%), 12/1/2016 NR/Baa2	100,000	95,262
El Paso County, CO, School District No. 49 Falcon, GO UT, (Series 2002), 5.750%, (FGIC State Aid Withholding)/(Original Issue Yield: 4.75%), 12/1/2013 AA-/Aa3; (Prerefunded 12/1/2011)	1,875,000	2,047,650
Pueblo County, CO, Pueblo City-County Library District, (Series 2007), Certificates of Participation, 5.250%, (AMBAC INS)/(Original Issue Yield: 4.25%), 12/1/2024, AAA/Aaa; Call Date 12/1/2012	100,000	97,599
University of Northern Colorado, Auxiliary Facilities System Revenue Refunding & Improvement Bonds, (Series 2005), 5.000%, (FSA Insurance Corp.)/(Original Issue Yield: 3.88%), 6/1/2017 AAA/Aaa; Call Date 6/1/2015	1,445,000	1,533,087

		4,751,392

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Intermediate Tax-Free Fund (continued)

Description/Credit Ratings (8)	Principal Amount	Value
Municipals (continued)

Connecticut — 0.1%

State of Connecticut Health and Educational Facilities Authority, Waterbury Hospital Issue Revenue Bonds, (Series C), 6.125%, (Radian Ins.)/(Original Issue Yield: 5.65%), 7/1/2014 AA/NR; Call Date 7/1/2009

	$ 100,000	$ 103,299
District of Columbia — 0.4%
District of Columbia Housing Finance Agency, DC, Housing Authority Modernization Program, (Series 2005), Revenue Bonds, 5.000%, (FSA Insurance Corp.)/(Original Issue Yield: 4.11%), 7/1/2017 AAA/Aaa; Call Date 7/1/2015	200,000	203,916
District of Columbia Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Revenue Bonds, (Series 2001), 6.250%, (Original Issue Yield: 6.375%), 5/15/2024 BBB/Baa3; Call Date 5/15/2011	140,000	141,112

		345,028
Florida — 2.4%
State of Florida Board of Education, Lottery Revenue Bonds, (Series 2002 A), 5.000%, (FGIC)/(Original Issue Yield: 5.06%), 7/1/2019 AAA/A2; Call Date 7/1/2012	2,000,000	2,029,720

Georgia — 1.3%
Georgia Municipal Electric Authority, Project One Subordinated Revenue Bonds, (Series 1998 A), 5.250%, (MBIA Insurance Corp.)/(Original Issue Yield: 4.70%), 1/1/2014 AAA/Aaa	1,000,000	1,068,580

Illinois — 7.4%
Illinois Finance Authority, Community Rehabilitation Providers Facilities Acquisition Program, Refunding and New Money Revenue Bonds, (Series 2007 A), 5.000%, (Original Issue Yield: 5.00%), 7/1/2016 BBB/NR; Call Date 7/1/2014	730,000	724,072
Illinois Finance Authority, Roosevelt University Project, (Series 2007), Revenue Bonds, 5.125%, (Original Issue Yield: 5.04%), 4/1/2020 NR/Baa1; Call Date 4/1/2017	350,000	329,536
Illinois Health Facilities Authority, Thorek Hospital and Medical Center, (Series 1998), Revenue Refunding Bonds, 5.250%, (Original Issue Yield: 5.40%), 8/15/2018 A-/NR; Call Date 8/15/2008	350,000	344,743

Description/Credit Ratings (8)	Principal Amount	Value
Municipals (continued)

Illinois (continued)
Illinois Health Facilities Authority, Thorek Hospital and Medical Center, (Series 1998), Revenue Refunding Bonds, 5.375%, (Original Issue Yield: 5.50%), 8/15/2028 A-/NR; Call Date 8/15/2008	$1,000,000	$ 910,440
Illinois Housing Development Authority, Evergreen Place-Streator Housing Revenue Bonds, (Series 2007 G), 4.700%, (FGIC)/(Original Issue Yield: 4.699%), 7/1/2017 A+/A1 (9)	250,000	235,620
Kendall, Kane & Will Counties, IL, Community Unit School District No. 308, GO UT, (Series 2004), 5.250%, (FSA Insurance Corp.)/(Original Issue Yield: 4.38%), 10/1/2016 NR/Aaa; Call Date 10/1/2014	1,125,000	1,206,877
School District Number 51, Tazewell County, Illinois, (Washington Central) GO UT School Bonds, (Series 2007), 9.000%, (FGIC)/(Original Issue Yield: 4.85%), 12/1/2025 NR/A3	40,000	55,613
State of Illinois Revenue Bonds, (Series A), 5.250%, (Original Issue Yield: 4.52%), 2/1/2019 A+/Aaa; Call Date 2/1/2017	1,000,000	1,034,450
State of Illinois, Illinois First Fund for Infrastructure, Roads, Schools & Transit, GO UT (Series of February 2002), 5.500%, (FGIC)/(Original Issue Yield: 4.99%), 2/1/2018 AA/Aa3; Call Date 2/1/2012	200,000	210,518
University of Illinois, Auxiliary Facilities System Revenue Refunding Bonds, (Series 2001 A), 5.250%, (AMBAC INS)/(Original Issue Yield: 4.53%), 4/1/2013 AAA/Aaa	1,060,000	1,134,305

		6,186,174

Indiana — 0.6%
Vinton-Tecumseh School Building Corporation, IN, Tippecanoe County, (Series 2007), First Mortgage Refunding Bonds, 4.000%, (FSA Insurance Corp.)/(Original Issue Yield: 4.00%), 7/15/2018 AAA/NR	500,000	483,410

Iowa — 0.3%
Polk County, Iowa General Obligation Capital Loan Notes, (Series 2004 B), 5.250%, (Original Issue Yield: 5.25%), 6/1/2020 AAA/Aa2; Call Date 6/1/2014 (9)	235,000	238,979

(See Notes which are an integral part of the Financial Statements)

February 29, 2008 (Unaudited)

Schedule of Investments

Intermediate Tax-Free Fund (continued)

Description/Credit Ratings (8)	Principal Amount	Value
Municipals (continued)

Kansas — 4.8%
Olathe, KS, Olathe Medical Center, (Series 2008 A), Health Facilities Revenue Bonds, 4.125%, (Original Issue Yield: 3.85%)/(Mandatory Tender 3/1/2013), 9/1/2037 A+/NR; Call Date 3/1/2012	$ 975,000	$ 969,569
Sedgwick County, Kansas and Shawnee County, Kansas Mortgage-Backed Securities Program, Single Family Mortgage Revenue Bonds, (Series 2002 B-5), (AMT) 5.450%, (GNMA/FNMA Coll)/(Original Issue Yield: 5.45%), 6/1/2027 NR/Aaa; Call Date 6/1/2013 (9)	1,230,000	1,262,066
Sedgwick County, Kansas and Shawnee County, Kansas Mortgage-Backed Securities Program, Single Family Mortgage Revenue Bonds, (Series 2005 A-1), (AMT) 5.650%, (GNMA/FNMA Coll)/(Original Issue Yield: 5.025%), 12/1/2036 NR/Aaa; Call Date 12/1/2014 (9)	1,315,000	1,355,962
Sedgwick County, Kansas and Shawnee County, Kansas Mortgage-Backed Securities Program, Single Family Mortgage Revenue Bonds, (Series 2006 B-3), (AMT) 5.250%, (GNMA/FNMA Coll)/(Original Issue Yield: 4.44%), 12/1/2038 NR/Aaa; Call Date 12/1/2016 (9)	430,000	440,643

		4,028,240

Kentucky — 0.3%
Kentucky State Property & Building Commission Revenue Refunding Bonds, 5.000%, (MBIA)/(Original Issue Yield: 3.95%), 8/1/2018 AAA/Aaa	275,000	286,083

Louisiana — 3.9%
Jefferson Parish, LA, Finance Authority, Single Family Mortgage Revenue Bonds, (Series 2006 D), 4.000%, (GNMA/FNMA/FHLMC)/(Original Issue Yield: 4.00%), 12/1/2023 NR/Aaa; Call Date 12/1/2016	250,000	247,948
Jefferson Parish, LA, Finance Authority, Single Family Mortgage Revenue Bonds, (Series 2007 C), 5.700%, (Original Issue Yield: 4.714%), 6/1/2039 NR/Aaa; Call Date 6/1/2017	500,000	525,600
New Orleans Aviation Board, LA, Passenger Facility Charge Projects, (Series 2007 B-2), Revenue Refunding Bonds, 5.250%, (FSA Insurance Corp.)/(Original Issue Yield: 4.81%), 1/1/2019 AAA/NR; Call Date 1/1/2018 (9)	645,000	665,943

Description/Credit Ratings (8)	Principal Amount	Value
Municipals (continued)

Louisiana (continued)
St. Bernard Parish, LA, Home Mortgage Authority, Mortgage-Backed Securities Program, (Series 2007 A-1), Single Family Mortgage Revenue Bonds, 5.800%, (Original Issue Yield: 5.207%), 3/1/2039 NR/Aaa; Call Date 9/1/2017	$1,000,000	$ 1,049,830
State of Louisiana, GO UT Match Bonds, (Series 2006 B), 5.000%, (CIFG INS)/(Original Issue Yield: 4.38%), 7/15/2017 A+/A1; Call Date 7/15/2016	750,000	780,090

		3,269,411

Michigan — 2.6%
Lakeview Public Schools, MI, Macomb County, (Series 2008), GO UT School Building and Site Bonds, 4.000%, (FSA Insurance Corp.)/(Original Issue Yield: 3.95%), 5/1/2018 AAA/Aaa	120,000	117,251
Michigan State Hospital Finance Authority, Marquette General Hospital Obligated Group, Hospital Revenue Bonds, (Series 2005 A), 5.000%, (Original Issue Yield: 3.92%), 5/15/2011 NR/Baa1	310,000	313,348
Michigan State Strategic Fund, Ltd., Oblig. Revenue Refunding Bonds, (OBG-DOW Chemical Project), (Series 2003), 4.600%, (Original Issue Yield: 4.599%), 6/1/2014 A-/A-2/A3/P-2	1,750,000	1,752,712

		2,183,311

Mississippi — 1.3%
Rankin County, MS, School District, GO UT Refunding Bonds, 5.000%, (FSA INS)/(Original Issue Yield: 3.98%), 10/1/2014 AAA/Aaa	1,000,000	1,075,810

Missouri — 4.0%
Arnold, MO, Missouri Development Finance Board, Road Infrastructure Project, (Series 2007 B), Infrastructure Facilities Revenue Bonds, 5.000%, (Original Issue Yield: 5.04%), 11/1/2027 A/NR; Call Date 11/1/2009	1,000,000	901,560
Cass County, MO, Hospital Revenue Bonds, (Series 2007), 5.000%, (Original Issue Yield: 4.80%), 5/1/2015 NR/NR	500,000	491,710
Independence, MO, Missouri Development Finance Board, Crackerneck Creek Project, (Series 2008 B), Infrastructure Facilities Revenue Bonds, 4.250%, (Original Issue Yield: 4.49%), 3/1/2019 A+/NR; Call Date 3/1/2018	1,100,000	985,875

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Intermediate Tax-Free Fund (continued)

Description/Credit Ratings (8)	Principal Amount	Value
Municipals (continued)

Missouri (continued)

Missouri Housing Development Commission, Homeownership Loan Program, (Series 1997 B-2), Single Family Mortgage Revenue Bonds, 6.850%, (GNMA/FNMA Coll)/(Original Issue Yield: 5.849%), 3/1/2028 AAA/NR; (Continuously Callable) (9)

	$ 500,000	$ 517,360
Riverside, MO, Industrial Development Authority, Riverside Horizons Infrastructure Project, (Series 2007 A), Industrial Development Revenue Bonds, 4.500%, (ACA Capital Holdings, Inc.)/(Original Issue Yield: 4.10%), 5/1/2011 A/NR	500,000	495,770

		3,392,275

Nebraska — 0.4%
O’Neill, NE, Averna St. Anthony Hospital Project, (Series 2000), Health Care Facilities Development Revenue Bonds, 6.250%, (Original Issue Yield: 6.249%), 9/1/2012 NR/NR	300,000	305,400

Nevada — 1.6%
Nevada Housing Division, (Series 2000 B-2), Single Family Mortgage Revenue Bonds, 5.550%, (Original Issue Yield: 5.549%), 4/1/2031, AAA/Aaa; Call Date 10/1/2009 (9)	465,000	465,386
Nevada Housing Division, (Series 2000 C-2), Single Family Mortgage Revenue Bonds, 5.400%, (Original Issue Yield: 5.40%), 4/1/2031, AAA/Aaa; Call Date 4/1/2010 (9)	365,000	366,902
Reno-Sparks Indian Colony, (Series 2006), Governmental Revenue Bonds, 4.250%, (Original Issue Yield: 4.44%), 6/1/2014 NR/NR	515,000	497,109

		1,329,397

New Hampshire — 0.1%
New Hampshire Health and Education Facilities Authority, New Hampshire College Issue Revenue Bonds, (Series 2000), 7.000%, (Original Issue Yield: 6.999%), 1/1/2015 BBB-/NR; Call Date 1/1/2011	100,000	105,362

New Jersey — 1.7%
City of Hackensack, Bergen County, NJ, GO UT General Improvement Serial Bonds, 4.000%, (FSA Insurance Corp.)/(Original Issue Yield: 3.90%), 1/15/2020 AAA/Aaa; Call Date 1/15/2017	1,510,000	1,411,654

Description/Credit Ratings (8)	Principal Amount	Value
Municipals (continued)

New York — 3.7%
Metropolitan Transit Authority, NY, Transportation Revenue Bonds, (Series 2006 B), 5.000%, (FSA Insurance Corp.)/(Original Issue Yield: 3.87%), 11/15/2016 A/A2	$1,500,000	$ 1,574,295
New York St Dorm Authority Health Quest Systems Revenue Bonds, (Series 2007 B), 5.000%, (GTY)/(Original Issue Yield: 4.50%), 7/1/2016 AAA/Aaa	250,000	267,170
Oswego County, NY, GO UT, 6.700%, (Original Issue Yield: 6.80%), 6/15/2011 (Econ Defeased to Maturity), NR/A2	1,100,000	1,223,541

		3,065,006

North Dakota — 6.0%
Fargo, ND, Health System Revenue Bonds, (Meritcare), (Series 2000 A), 5.750%, (FSA Insurance Corp.)/(Original Issue Yield: 5.30%), 6/1/2012 AAA/Aaa; Call Date 6/1/2010	2,940,000	3,114,813
Fargo, ND, Public School District No. 1, School Building GO UT, 4.625%, (Original Issue Yield: 4.85%), 5/1/2026 NR/A1; Call Date 5/1/2016	300,000	262,875
North Dakota State Water Commission, Water Development and Management Program Revenue Bonds, (Series 2000 A), 6.000%, (MBIA Insurance Corp.)/(Original Issue Yield: 5.39%), 8/1/2011 (Prerefunded 8/1/2010) AAA/Aaa; Call Date 8/1/2010	1,545,000	1,656,209

		5,033,897

Ohio — 2.8%
Columbus, OH, GO UT, (Series 2002-1), 5.000%, (Original Issue Yield: 4.05%), 11/15/2015 AAA/Aaa; Call Date 11/15/2012	2,115,000	2,229,590
Olentangy, OH, Local School District, (Series 2004 B), GO UT, Refunding Bonds, 5.500%, (FGIC)/(Original Issue Yield: 4.48%), 12/1/2016 AA/Aa2; Call Date 6/1/2014	150,000	161,705

		2,391,295

Oregon — 1.1%
Jackson County, OR, Airport Revenue Bonds, (Series 2007 B), 5.125%, (XLCA)/(Original Issue Yield: 4.77%), 12/1/2023 A-/A3; Call Date 12/1/2012 (9)	1,000,000	934,080

(See Notes which are an integral part of the Financial Statements)

February 29, 2008 (Unaudited)

Schedule of Investments

Intermediate Tax-Free Fund (continued)

Description/Credit Ratings (8)	Principal Amount	Value
Municipals (continued)

Pennsylvania — 2.6%
Pennsylvania State Industrial Development Authority Economic Development Revenue Bonds, 5.500%, (AMBAC INS)/(Original Issue Yield: 4.52%), 7/1/2014 AAA/Aaa; Call Date 7/1/2012	$2,000,000	$ 2,150,400

Puerto Rico — 0.3%
Puerto Rico Housing Finance Authority, (Series 2003 A), Home Mortgage Revenue Bonds, 3.125%, (GNMA/FNMA/FHLMC Coll)/(Original Issue Yield: 3.125%), 12/1/2033 AAA/Aaa; Call Date 6/1/2013 (9)	265,000	262,729

South Dakota — 1.2%
South Dakota Health and Educational Facilities Authority, (Series 2007), Vocational Education Program Revenue Refunding Bonds, 5.000%, (AMBAC INS)/(Original Issue Yield: 4.20%), 8/1/2022 AAA/Aaa; Call Date 8/1/2017	980,000	977,962

Tennessee — 2.2%
Putnam County, TN, GO UT School Refunding Bonds, (Series 2001), 5.250%, (FGIC)/(Original Issue Yield: 4.53%), 4/1/2013 NR/A1	450,000	483,053
The Health, Educational and Housing Facilities Board of the County of Sumner, Tennessee, Sumner Regional Health Systems, Inc., Hospital Revenue, Refunding and Improvement Bonds, (Series 2007 A), 5.250%, (Original Issue Yield: 4.70%), 11/1/2013 NR/NR	535,000	544,907
The Tennessee Energy Acquisition Corporation, (Series 2006 A), Gas Project Revenue Bonds, 5.000%, (Original Issue Yield: 4.25%), 9/1/2012 AA-/Aa3	200,000	203,698
The Tennessee Energy Acquisition Corporation, (Series 2006 C), Gas Project Revenue Bonds, 5.000%, (Original Issue Yield: 3.75%), 2/1/2012 AA-/Aa3	175,000	178,157
The Tennessee Energy Acquisition Corporation, (Series 2006 C), Gas Project Revenue Bonds, 5.000%, (Original Issue Yield: 4.20%), 2/1/2023 AA-/Aa3	450,000	417,011

		1,826,826

Texas — 4.8%
Conroe, TX, Montgomery County, (Series 2007), Certificates of Obligation, 5.500%, (MBIA Insurance Corp.)/(Original Issue Yield: 4.55%), 3/1/2022 AAA/Aaa; Call Date 3/1/2017	300,000	315,408

Description/Credit Ratings (8)	Principal Amount	Value
Municipals (continued)

Texas (continued)
League City, TX, Galveston County, (Series 2008), Waterworks and Sewer System Revenue Bonds, 4.250%, (FSA Insurance Corp.)/(Original Issue Yield: 4.36%), 2/15/2021 AAA/Aaa; Call Date 2/15/2017	$ 290,000	$ 274,520
Lufkin, TX, Health Facilities Development Corporation, Memorial Health System of East Texas, (Series 2007), Health System Revenue Bonds, 4.750%, (Original Issue Yield: 5.00%), 2/15/2017 BBB+/Baa2	325,000	314,636
Lufkin, TX, Health Facilities Development Corporation, Memorial Health System of East Texas, (Series 2007), Health System Revenue Bonds, 5.250%, (Original Issue Yield: 5.40%), 2/15/2027 BBB+/Baa2; Call Date 2/15/2017	175,000	158,968
Sam Rayburn, TX, Municipal Power Agency, (Series 2002), Power Supply System Revenue Refunding Bonds, 5.750%, (Asset Guaranty Ins.)/(Original Issue Yield: 5.45%), 10/1/2021 AA/Aa3; Call Date 10/1/2012	865,000	876,383
San Antonio, TX, Electricity and Gas System Revenue Refunding Bonds, (Series 2005), 5.000%, (Original Issue Yield: 4.15%), 2/1/2019 AA/Aa1; Call Date 2/1/2015	2,000,000	2,057,520

		3,997,435

Utah — 0.6%
Utah Housing Corporation, (Series 2007 G), Single Family Mortgage Bonds, 5.250%, (Original Issue Yield: 5.249%), 1/1/2039 AAA/Aaa; Call Date 1/1/2016 (9)	300,000	271,548
Utah State Charter School Finance Authority, Summit Academy, (Series 2007 A), Charter School Revenue Bonds, 5.125%, (Original Issue Yield: 5.125%), 6/15/2017 BBB-/NR	250,000	242,355

		513,903

Virginia — 5.6%
State of Virginia Public School Authority, School Educational Technology Notes, (Series VIII), 5.000%, (Original Issue Yield: 3.65%), 4/15/2012 AA+/Aa1	3,000,000	3,200,400

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Intermediate Tax-Free Fund (continued)

Description/Credit Ratings (8)	Principal Amount	Value
Municipals (continued)

Virginia (continued)
Suffolk, VA, Redevelopment & Housing Authority, Multi Family Housing Revenue Refunding Bonds (Windsor at Potomac Vista Limited Partnership Project), 4.850%, (Fannie Mae-Standby Liq Fac)/(Original Issue Yield: 4.85%)/(Mandatory Tender 7/1/2011), 7/1/2031 NR/Aaa	$1,500,000	$ 1,521,390

		4,721,790

Washington — 2.4%
Port Longview, WA, Industrial Development Corp., Solid Waste Disposal Revenue Bonds, (Weyerhaeuser Co. Project Series 1992), 6.875%, (Original Issue Yield: 6.874%), 10/1/2008 BBB/NR (9)	1,000,000	1,015,490
Washington Health Care Facilities Authority, MultiCare Health System, (Series 2007 B), Revenue Bonds, 15.000%, (FSA Insurance Corp.), 8/15/2041 AAA/Aaa	1,000,000	1,000,000

		2,015,490

West Virginia — 1.2%
West Virginia State Hospital Finance Authority, Hospital Revenue Bonds, United Hospital Center, Inc. Project (Series A), (AMBAC INS), 5.000%, (Original Issue Yield: 4.38%), 6/1/2018 AAA/Aaa; Call Date 6/1/2016	1,000,000	1,029,180

Wisconsin — 4.5%
Badger Tobacco Asset Securitization Corporation, Tobacco Settlement Asset-Backed Revenue Bonds, 6.000%, (Original Issue Yield: 6.125%), 6/1/2017 BBB/Baa3; Call Date 6/1/2012	265,000	267,631
City of Kaukauna, Outagamie County, WI Bond Anticipation Notes, 4.000%, (Original Issue Yield: 3.45%), 8/1/2008 NR/MIG-1; (Continuously Callable)	300,000	301,458
Wisconsin Health and Educational Facilities Authority Wheaton Franciscan Healthcare System Revenue Bonds, (Series 2006 A), 5.000%, (Original Issue Yield: 4.17%), 8/15/2014 A-/Baa1	500,000	496,455

Description/Credit Ratings (8)	Shares or Principal Amount	Value
Municipals (continued)

Wisconsin (continued)
Wisconsin Housing and Economic Development Authority, Home Ownership Revenue Bonds, (Series 2001 B), (AMT) 4.850%, (Original Issue Yield: 4.85%), 9/1/2031 AA/Aa2; Call Date 6/1/2011 (9)	$ 880,000	$ 883,150
Wisconsin State, GO UT, (Series C), 6.000%, (Original Issue Yield: 5.75%), 5/1/2014, (Prerefunded 5/1/2010), AA-/Aa3; Call Date 5/1/2010	1,750,000	1,865,133

		3,813,827

Total Municipals (identified cost $78,625,413)		77,921,716

Mutual Funds — 3.9%
Marshall Tax-Free Money Market Fund Class I	3,265,932	3,265,932

Total Mutual Funds
(identified cost $3,265,932)		3,265,932

Total Investments — 96.7%
(identified cost $81,891,345)		81,187,648
Other Assets and Liabilities — 3.3%		2,733,572

Total Net Assets — 100.0%		$83,921,220

Portfolio Sector Allocations*
Sector	Fund
AAA	37.9%
AA	16.0
A	15.3
BBB	4.8
NR	18.8
Other Assets & Liabilities, Net	7.2

Total	100.0%

Short-Intermediate Bond Fund

Description	Principal Amount	Value
Asset-Backed Securities — 1.1%

Other Financial — 1.1%
Chase Issuance Trust, Class A, (Series 2007-A15), 4.960%, 9/17/2012	$ 4,000,000	$ 4,138,692
Green Tree Home Improvement Loan Trust, Class HEB1, (Series 1998-B), 7.810%, 11/15/2029	1,176,274	1,178,312
Structured Asset Securities Corp. Trust, Class A2, (Series 2004-16XS), 4.910%, 8/25/2034 (4)	202,939	202,542

Total Asset-Backed Securities (identified cost $5,381,465)		5,519,546

(See Notes which are an integral part of the Financial Statements)

February 29, 2008 (Unaudited)

Schedule of Investments

Short-Intermediate Bond Fund (continued)

Description	Principal Amount	Value
Collateralized Mortgage Obligations — 30.4%

Federal Home Loan Mortgage Corporation — 2.8%
5.000%, 10/15/2029, (Series 2745-AY) (1)	$ 605,000	$ 618,190
5.500%, 7/15/2032, (Series 2686-MH) (1)	10,000,000	10,218,570
5.500%, 10/15/2035, (Series 3058-WC) (1)	2,829,634	2,856,696

		13,693,456

Federal National Mortgage Association — 0.3%
5.500%, 11/25/2035, (Series 2005-100-DA) (1)	1,461,557	1,450,347

Other Financial — 27.3%
Banc of America Funding Corp., Class 1A3, (Series 2007-C), 5.760%, 5/20/2036 (4)	8,157,608	8,171,460
Bear Stearns Commercial Mortgage Securities, Class AM, (Series 2007-PW17), 5.915%, 6/11/2050 (4)	4,000,000	3,518,360
Chase Mortgage Finance Corp., Class 11A1, (Series 2007-A1), 5.679%, 3/25/2037 (4)	13,620,606	13,809,142
Chase Mortgage Finance Corp., Class 7A1, (Series 2007-A2), 5.890%, 7/25/2037 (4)	3,630,103	3,643,200
Credit Suisse Mortgage Capital Certificates, Class AM, (Series 2007-C5), 5.869%, 9/15/2040 (4)	6,000,000	5,258,106
CS First Boston Mortgage Securities Corp., Class 1A3, (Series 2003-11), 4.500%, 6/25/2033	1,298,858	1,297,029
Greenwich Capital Commercial Funding Corp., Class AM, (Series 2007-GG9), 5.475%, 3/10/2039	4,000,000	3,438,224
Greenwich Capital Commercial Funding Corp., Class AM, (Series 2007-GG11), 5.867%, 12/10/2049 (4)	7,000,000	6,115,354
GSR Mortgage Loan Trust, Class 2A8, (Series 2005-5F), 5.500%, 6/25/2035	4,000,000	3,918,544
JP Morgan Alternative Loan Trust, Class 12A1, (Series 2007-A2), 3.335%, 6/25/2037 (4)	7,298,126	5,869,196
JP Morgan Chase Commercial Mortgage Securities Corp., Class A1, (Series 2007-FL1A), 3.496%, 7/15/2019 (4)(6)	3,533,100	3,392,529
JP Morgan Mortgage Trust, Class 2A1, (Series 2006-A3), 5.620%, 5/25/2036 (4)	4,983,302	5,020,931
JP Morgan Mortgage Trust, Class 2A1, (Series 2007-A2), 5.711%, 4/25/2037 (4)	6,664,241	6,686,539
JP Morgan Mortgage Trust, Class 3A3, (Series 2007-A4), 5.883%, 6/25/2037 (4)	7,608,274	7,636,112

Description	Principal Amount	Value
Collateralized Mortgage Obligations (continued)

Other Financial (continued)
JP Morgan Mortgage Trust, Class 4A1, (Series 2007-A2), 6.051%, 4/25/2037 (4)	$ 6,364,954	$ 6,404,582
JP Morgan Mortgage Trust, Class 4A1M, (Series 2007-A2), 5.801%, 4/25/2037 (4)	8,183,512	8,274,226
Lehman Brothers Commercial Mortgage Trust, Class A1, (Series 2007-LLFA), 3.421%, 6/15/2022 (4)(6)	6,350,958	6,110,835
Merrill Lynch/Countrywide Commercial Mortgage Trust, Class A4, (Series 2007-9), 5.700%, 9/12/2049	6,000,000	5,727,090
Morgan Stanley Capital, Class A2A, (Series 2005-HQ6), 4.882%, 8/13/2042	6,675,000	6,588,792
PHH Alternative Mortgage Trust, Class 1A1, (Series 2007-2), 3.245%, 5/25/2037 (4)	4,591,395	4,285,310
Prudential Home Mortgage Securities, Class 2B, (Series 1993-H), 6.980%, 9/28/2008 (4)(6)	2,519	2,512
Residential Accredit Loans, Inc., Class A5, (Series 2003-QR24), 4.000%, 7/25/2033	1,957,316	1,899,901
TIAA Retail Commercial Trust, Class A3, (Series 2007-C4), 6.096%, 8/15/2039 (4)	6,000,000	5,954,496
Wachovia Bank Commercial Mortgage Trust, Class AM, (Series 2007-C34), 5.818%, 5/15/2046 (4)	5,000,000	4,343,835
Wells Fargo Mortgage Backed Securities Trust, Class 2A4, (Series 2006-AR7), 5.605%, 5/25/2036 (4)	3,435,688	3,449,129
Wells Fargo Mortgage Backed Securities Trust, Class 2A4, (Series 2006-AR8), 5.241%, 4/25/2036 (4)	3,394,143	3,406,885

		134,222,319

Total Collateralized Mortgage Obligations (identified cost $154,205,055)		149,366,122

Corporate Bonds & Notes — 41.8%

Automotive & Related — 1.4%
DaimlerChrysler North America Holding Corp., Company Guarantee, 4.050%, 6/4/2008	7,000,000	7,008,498

Banks — 10.6%
Bank of America Corp., 5.750%, 12/1/2017 (1)	6,000,000	6,142,890
Citicorp, Sub. Note, (Series MTNF), 6.375%, 11/15/2008	7,000,000	7,142,807
HBOS Treasury Services PLC, 5.625%, 7/20/2009 (6)	15,000,000	15,521,400
NationsBank Corp., Sub. Note, 7.800%, 9/15/2016	2,000,000	2,301,002

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Short-Intermediate Bond Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Banks (continued)
Northern Rock PLC, Sub. Note, (Series 144A), 6.594%, 6/29/2049 (4)(6)	$ 5,000,000	$ 3,375,000
U.S. Bank NA, Sr. Note, (Series BKNT), 4.400%, 8/15/2008	10,000,000	10,036,190
UBS Preferred Funding Trust I, 8.622%, 10/29/2049 (4)	7,000,000	7,711,340

		52,230,629

Broker/Dealers — 10.9%
Bear Stearns Co., Inc., 3.250%, 3/25/2009 (1)	10,000,000	9,834,220
Bear Stearns Co., Inc., 5.350%, 2/1/2012	5,000,000	4,927,480
Bear Stearns Co., Inc., 7.250%, 2/1/2018	3,000,000	2,915,580
Citigroup, Inc., 5.300%, 10/17/2012	4,000,000	4,121,248
Goldman Sachs Group, Inc., 5.450%, 11/1/2012	3,000,000	3,143,664
Goldman Sachs Group, Inc., 5.950%, 1/18/2018	4,000,000	4,048,848
JP Morgan Chase & Co., 5.375%, 10/1/2012	4,000,000	4,205,280
Lehman Brothers Holdings, 6.500%, 7/19/2017	4,000,000	3,960,868
Lehman Brothers Holdings, (Series MTN), 6.000%, 7/19/2012	6,000,000	6,174,060
Morgan Stanley, 3.875%, 1/15/2009	10,000,000	9,997,640

		53,328,888

Construction Equipment — 1.6%
CRH America, Inc., 6.000%, 9/30/2016 (1)	4,000,000	3,861,032
CRH America, Inc., Note, 6.950%, 3/15/2012	4,000,000	4,252,100

		8,113,132

Energy — 0.7%
XTO Energy, Inc., 6.250%, 8/1/2017	3,000,000	3,207,630

Financial Services — 8.6%
American General Finance Corp., Note, (Series G), 5.375%, 10/1/2012	2,500,000	2,510,118
Countrywide Financial Corp., 5.800%, 6/7/2012	5,000,000	4,498,160
General Electric Capital Corp., 5.875%, 1/14/2038	2,000,000	1,918,462
General Electric Capital Corp., Note, 5.171%, 3/4/2008 (4)	4,000,000	4,000,000
General Electric Capital Corp., (Series MTNA), 6.000%, 6/15/2012 (1)	5,000,000	5,367,840
International Lease Finance Corp., Note, 4.500%, 5/1/2008	2,000,000	2,000,146
John Deere Capital Corp., Note, (Series MTND), 4.400%, 7/15/2009	6,000,000	6,113,352
Progressive Corp., 6.700%, 6/15/2037 (4)	7,000,000	6,199,151
Residential Capital Corp., 6.500%, 4/17/2013	4,000,000	2,180,000
Santander Perpetual SA, (Series 144A), 6.671%, 10/24/2017 (4)(6)	5,000,000	5,040,665

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Financial Services (continued)
SLM Corp., (Series MTNA), 3.471%, 7/27/2009 (4)	$2,500,000	$ 2,245,660

		42,073,554

Food Retail — 0.6%
Safeway, Inc., 5.208%, 3/27/2009 (4)	3,000,000	2,972,679

Insurance — 3.3%
AIG SunAmerica Global Financial, Bond, (Series 144A), 5.850%, 8/1/2008 (6)	7,000,000	7,043,904
GE Global Insurance Holding, Note, 7.500%, 6/15/2010	4,825,000	5,208,428
HSB Capital I, Company Guarantee, (Series B), 5.168%, 7/15/2027 (4)	4,000,000	3,942,996

		16,195,328

Media — 1.1%
Comcast Corp., Company Guarantee, 4.950%, 6/15/2016	6,000,000	5,654,760

Multimedia — 1.0%
Time Warner Cable, Inc., 5.400%, 7/2/2012	5,000,000	5,053,895

Real Estate — 1.0%
iStar Financials, Inc., 5.850%, 3/15/2017	6,000,000	4,675,002

Restaurants — 0.6%
McDonald’s Corp., (Series MTN), 5.350%, 3/1/2018	3,000,000	3,075,798

Telecommunication Services — 0.4%
AT&T, Inc., 5.500%, 2/1/2018 (1)	2,000,000	2,003,670

Total Corporate Bonds & Notes (identified cost $210,121,268)		205,593,463

Mortgage-Backed Securities — 13.9%

Federal Home Loan Mortgage Corporation — 1.9%
5.500%, 10/1/2021 (1)	2,378,735	2,430,611
5.500%, 10/1/2021 (1)	4,017,107	4,106,186
6.000%, 10/1/2021 (1)	2,360,868	2,439,011
7.500%, 2/1/2031	358,951	388,893
7.500%, 6/1/2031	105,886	114,615

		9,479,316

Federal National Mortgage Association — 11.9%
5.000%, 8/1/2020 (1)	18,058,808	18,298,881
5.000%, 7/1/2035 (1)	2,167,074	2,135,632
5.500%, 11/1/2018 (1)	8,068,427	8,289,179
5.500%, 7/1/2020 (1)	3,170,017	3,247,504
5.500%, 8/1/2021 (1)	17,440,521	17,840,327
6.000%, 9/1/2021 (1)	6,962,810	7,197,339
6.500%, 10/1/2031	703,831	735,075
7.000%, 12/1/2015	470,465	494,517

		58,238,454

Government National Mortgage Association — 0.1%
7.000%, 3/15/2032	$ 385,278	$ 413,392

Total Mortgage-Backed Securities (identified cost $66,882,560)		68,131,162

U.S. Treasury Bonds & Notes — 7.2%
2.875%, 1/31/2013 (1)	20,000,000	20,357,820
3.500%, 2/15/2018 (1)	15,000,000	14,967,195

(See Notes which are an integral part of the Financial Statements)

February 29, 2008 (Unaudited)

Schedule of Investments

Short-Intermediate Bond Fund (continued)

Description	Principal Amount	Value
U.S. Treasury Bonds & Notes (continued)
Total U.S. Treasury Bonds & Notes (identified cost $34,489,143)		$35,325,015
Short-Term Investments — 31.5%

Collateral Pool Investment for Securities on Loan — 27.9% (See Note 2 of the Financial Statements)		137,388,161

Repurchase Agreement — 3.6%
Agreement with Morgan Stanley & Co., Inc., 3.050%, dated 2/29/2008, to be repurchased at $17,603,043 on 3/3/2008, collateralized by a U.S. Government Agency Obligation with a maturity of 8/18/2016, with a market value of $17,982,216 (at amortized cost)	$17,598,570	17,598,570

Total Short-Term Investments (identified cost $154,986,731)		154,986,731

Total Investments — 125.9% (identified cost $626,066,222)		618,922,039
Other Assets and Liabilities — (25.9)%		(127,164,619)

Total Net Assets — 100.0%		$491,757,420

Portfolio Sector Allocations*
Sector	Fund
Asset-Backed Securities	1.1%
Collateralized Mortgage Obligations	30.4
Corporate Bonds & Notes	41.8
Mortgage-Backed Securities	13.9
U.S. Treasury Bonds & Notes	7.2
Other Assets & Liabilities, Net	5.6

Total	100.0%

Short-Term Income Fund

Description	Principal Amount	Value
Asset-Backed Securities — 12.4%

Other Financial — 12.4%
Capital One Auto Finance Trust, Class A3A, (Series 2007-A), 5.250%, 8/15/2011	$ 2,000,000	$ 1,980,598
Chase Issuance Trust, Class A, (Series 2007-A15), 4.960%, 9/17/2012	1,500,000	1,552,010
Countrywide Asset-Backed Certificates, Class A1, (Series 2007-QH2), 3.375%, 4/25/2037 (4)(6)(7)	1,303,772	1,237,946
DaimlerChrysler Auto Trust, Class A4, (Series 2006-C), 4.980%, 11/8/2011	2,000,000	2,055,682

Description	Principal Amount	Value
Asset-Backed Securities (continued)

Other Financial (continued)
DaimlerChrysler Auto Trust, Class A3A, (Series 2007-A), 5.000%, 2/8/2012	$ 1,600,000	$ 1,649,187
GE Capital Credit Card Master Note Trust, Class A, (Series 2006-1), 5.080%, 9/15/2012	1,850,000	1,897,939
Green Tree Home Improvement Loan Trust, Class HEB1, (Series 1998-B), 7.810%, 11/15/2029	504,117	504,991
Pegasus Aviation Lease Securitization, Class A1, (Series 1999-1A), 6.300%, 3/25/2029 (6)	750,654	285,248
Residential Asset Mortgage Products, Inc., Class A1, (Series 2006-NC3), 3.205%, 3/25/2036 (4)	68,032	67,869
USAA Auto Owner Trust, Class A4, (Series 2006-4), 4.980%, 10/15/2012	1,650,000	1,701,444
World Omni Auto Receivables Trust, Class A3, (Series 2007-A), 5.230%, 2/15/2011	1,750,000	1,781,320

Total Asset-Backed Securities (identified cost $14,968,556)		14,714,234

Collateralized Mortgage Obligations — 39.5%

Federal Home Loan Mortgage Corporation — 4.6%
5.250%, 1/15/2034, (Series 3014)	545,594	563,616
5.500%, 7/15/2027, (Series 2572)	1,100,000	1,117,661
5.900%, 11/15/2035, (Series 3061)	1,577,000	1,615,804
6.000%, 3/15/2027, (Series 3207) (1)	2,118,849	2,182,740

		5,479,821

Federal National Mortgage Association — 0.4%
5.000%, 7/25/2033, (Series 2003-63)	484,333	489,549

Government National Mortgage Association — 3.5%
2.866%, 2/16/2020, (Series 2003-48)	497,302	497,970
3.206%, 4/16/2018, (Series 2003-72)	732,900	735,137
3.313%, 4/16/2017, (Series 2002-83)	375,690	377,789
3.590%, 11/16/2017, (Series 2004-78)	485,397	485,030
4.408%, 1/16/2025, (Series 2004-103)	1,000,000	1,016,018
4.419%, 5/16/2034, (Series 2007-46)	1,000,000	1,015,840

		4,127,784

Other Financial — 31.0%
Banc of America Commercial Mortgage, Inc., Class A1, (Series 2007-5), 5.175%, 2/10/2051	1,477,338	1,451,118
Banc of America Funding Corp., Class 1A12, (Series 2006-6), 5.750%, 8/25/2036	1,876,643	1,919,866

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Short-Term Income Fund (continued)

Description	Principal Amount	Value
Collateralized Mortgage Obligations (continued)

Other Financial (continued)
Banc of America Funding Corp., Class 1A3, (Series 2007-C), 5.760%, 5/20/2036 (4)	$ 1,676,842	$ 1,679,689
Commercial Mortgage Pass-Through Certificate, Class A2A, (Series 2006-C8), 5.219%, 12/10/2046	900,000	880,310
Commercial Mortgage Pass-Through Certificate, Class A3, (Series 2004-LB3A), 5.090%, 7/10/2037	1,250,000	1,234,100
Countrywide Alternative Loan Trust, Class 1A2, (Series 2004-J9), 4.586%, 10/25/2034	1,013,425	1,013,208
Countrywide Home Loans, Class 2A2A, (Series 2006-HYB1), 5.536%, 3/20/2036 (4)	1,102,612	1,076,946
CS First Boston Mortgage Securities Corp., Class 1A3, (Series 2003-11), 4.500%, 6/25/2033	289,924	289,515
GMAC Mortgage Corporation Loan Trust, Class 2A2, (Series 2006-AR2), 5.727%, 5/19/2036 (4)	1,144,739	1,118,559
GSR Mortgage Loan Trust, Class 3A3, (Series 2004-12), 4.389%, 12/25/2034 (4)	194,129	193,564
GSR Mortgage Loan Trust, Class 2A2, (Series 2005-AR5), 5.164%, 10/25/2035 (4)	1,185,889	1,191,453
JP Morgan Alternative Loan Trust, Class 2A4, (Series 2006-A5), 5.850%, 10/25/2036 (4)	2,000,000	2,009,160
JP Morgan Chase Commercial Mortgage Securities, Class A1, (Series 2004-C1), 3.053%, 1/15/2038	729,763	714,011
JP Morgan Chase Commercial Mortgage Securities, Class A1, (Series 2006-CB16), 5.338%, 5/12/2045	1,150,143	1,144,681
JP Morgan Chase Commercial Mortgage Securities, Class A1, (Series 2007-LD12), 5.738%, 2/15/2051	1,601,977	1,601,810
JP Morgan Mortgage Trust, Class 2A2, (Series 2005-S3), 5.500%, 1/25/2021	1,024,764	1,042,057
JP Morgan Mortgage Trust, Class 3A1, (Series 2007-A2), 5.859%, 4/25/2037 (4)	1,352,514	1,358,277
LB-UBS Commercial Mortgage Trust, Class A1, (Series 2004-C1), 2.964%, 1/15/2029	823,163	812,884

Description	Principal Amount	Value
Collateralized Mortgage Obligations (continued)

Other Financial (continued)
LB-UBS Commercial Mortgage Trust, Class A1, (Series 2007-C6), 5.569%, 7/15/2040	$ 1,217,487	$ 1,205,771
Lehman Brothers Commercial Mortgage Trust, Class A1, (Series 2007-LLFA), 3.421%, 6/15/2022 (4)(6)(7)	1,814,560	1,745,953
Master Adjustable Rate Mortgages Trust, Class 3A4, (Series 2004-13), 3.787%, 11/21/2034 (4)	1,781,056	1,782,880
Morgan Stanley Capital, Inc., Class A1, (Series 2003-IQ6), 2.800%, 12/15/2041	7,188	7,171
Morgan Stanley Capital, Inc., Class A1, (Series 2007-IQ16), 5.320%, 12/12/2049	1,226,070	1,203,115
PHH Alternative Mortgage Trust, Class 1A1, (Series 2007-2), 3.245%, 5/25/2037 (4)	1,109,587	1,035,617
Residential Funding Mortgage Securities, Class 2A2, (Series 2006-SA3), 6.003%, 9/25/2036 (4)	1,414,270	1,419,486
Wachovia Bank Commercial Mortgage Trust, Class A1, 3.065%, 2/15/2041	462,476	456,630
Wachovia Bank Commercial Mortgage Trust, Class A1, 3.291%, 12/15/2035	631,025	624,216
Washington Mutual, Class A4, (Series 2004-AR7), 3.940%, 7/25/2034 (4)	3,000,000	2,987,838
Washington Mutual, Class A2, (Series 2005-AR5), 4.677%, 5/25/2035 (4)	1,470,688	1,468,932
Wells Fargo Mortgage Backed Securities Trust, Class 2A4, (Series 2006-AR7), 5.605%, 5/25/2036 (4)	1,374,275	1,379,651
Wells Fargo Mortgage Backed Securities Trust, Class 2A4, (Series 2006-AR8), 5.240%, 4/25/2036 (4)	1,018,243	1,022,065

		37,070,533

Total Collateralized Mortgage Obligations (identified cost $46,915,004)		47,167,687

Corporate Bonds & Notes — 8.3%

Banks — 1.3%
Bank of America Corp., 4.500%, 8/1/2010	1,500,000	1,545,923

Financials — 5.0%
JP Morgan Chase & Co., 4.600%, 1/17/2011	1,500,000	1,528,854
Merrill Lynch & Co., 6.050%, 8/15/2012	1,350,000	1,407,502
Morgan Stanley, 5.050%, 1/21/2011	1,500,000	1,536,362
Residential Capital LLC, Note, 5.678%, 5/22/2009 (4)	1,500,000	1,027,500

(See Notes which are an integral part of the Financial Statements)

February 29, 2008 (Unaudited)

Schedule of Investments

Short-Term Income Fund (continued)

Description	Shares or Principal Amount	Value
Corporate Bonds & Notes (continued)

Financials (continued)
SLM Corp., Note, 4.000%, 1/15/2009 (1)	$ 450,000	$ 433,925

		5,934,143

Insurance — 2.0%
HSB Capital I, Company Guarantee, (Series B), 5.168%, 7/15/2027 (4)	2,430,000	2,395,370

Total Corporate Bonds & Notes (identified cost $10,112,898)		9,875,436

Government Agencies — 19.1%

Federal Home Loan Mortgage Corporation — 11.4%
4.300%, 5/5/2008	3,000,000	3,007,797
5.250%, 2/24/2011 (1)	4,500,000	4,596,890
5.250%, 10/6/2011 (1)	3,750,000	3,798,315
5.500%, 8/20/2012 (1)	2,000,000	2,189,656

		13,592,658

Federal National Mortgage Association — 7.7%
3.625%, 2/12/2013 (1)	2,000,000	2,026,376
4.125%, 6/16/2008	4,000,000	4,015,396
4.200%, 6/8/2009 (1)	3,000,000	3,072,735

		9,114,507

Total Government Agencies (identified cost $22,283,743)		22,707,165

Mortgage-Backed Securities — 2.1%

Federal Home Loan Mortgage Corporation — 0.0%
9.000%, 7/1/2014	12,285	12,632
11.000%, 8/1/2019	22,092	23,571

		36,203

Federal National Mortgage Association — 0.5%
7.000%, 12/1/2015	127,059	133,554
7.500%, 9/1/2015	160,036	167,517
8.000%, 5/1/2008	6	6
9.000%, 7/1/2009	3,213	3,277
9.500%, 12/1/2024	57,563	64,280
9.500%, 1/1/2025	30,958	34,628
9.500%, 1/1/2025	39,226	43,803
10.000%, 7/1/2020	38,504	45,591
11.000%, 12/1/2015	72,020	77,628

		570,284

Government National Mortgage Association — 1.6%
7.500%, 8/15/2037	1,728,596	1,838,572
9.000%, 12/15/2019	55,845	61,316

		1,899,888

Total Mortgage-Backed Securities (identified cost $2,437,676)		2,506,375

Mutual Funds — 5.8%
Eaton Vance Institutional Senior Loan Fund	591,340	4,920,900
Fidelity Advisor Floating Rate High Income Fund	105,994	968,782
Fidelity Floating Rate High Income Fund	109,290	1,000,000

Total Mutual Funds (identified cost $7,553,039)		6,889,682

Description	Principal Amount	Value

Short-Term Investments — 27.2%

Collateral Pool Investment for Securities on Loan — 14.9% (See Note 2 of the Financial Statements)		$17,797,780

Federal Home Loan Mortgage Corporation — 0.2%
4.260%, 5/2/2008 (3)(11)	$ 200,000	198,533

Repurchase Agreement — 12.1%
Agreement with Morgan Stanley & Co., Inc., 3.050%, dated 2/29/2008, to be repurchased at $14,371,999 on 3/3/2008, collateralized by a U.S. Government Agency Obligation with a maturity of 8/18/2016, with a market value of $14,684,782 (at amortized cost)	14,368,347	14,368,347

Total Short-Term Investments (identified cost $32,364,660)		32,364,660

Total Investments — 114.4% (identified cost $136,635,576)		136,225,239
Other Assets and Liabilities — (14.4)%		(17,198,131)

Total Net Assets — 100.0%		$119,027,108

Portfolio Sector Allocations*
Sector	Fund
Asset-Backed Securities	12.4%
Collateralized Mortgage Obligations	39.5
Corporate Bonds & Notes	8.3
Government Agencies	19.1
Mortgage-Backed Securities	2.1
Mutual Funds	5.8
Other Assets & Liabilities, Net	12.8

Total	100.0%

Prime Money Market Fund

Description	Principal Amount	Value
Collateralized Loan Agreements — 7.3%

Brokerage — 7.3%
Deutsche Bank Alex Brown, Inc., 3.195%, 3/3/2008	$150,000,000	$ 150,000,000
Morgan Stanley & Co., Inc., 3.185%, 3/3/2008	150,000,000	150,000,000
Wachovia Securities, Inc., 3.200%, 3/3/2008	150,000,000	150,000,000

Total Collateralized Loan Agreements		450,000,000

Commercial Paper — 34.5%

Asset-Backed Securities — 25.2%
Atlantis One Funding, 3.090%, 5/19/2008 (6)(7)(11)	50,000,000	49,660,958

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Prime Money Market Fund (continued)

Description	Principal Amount	Value
Commercial Paper (continued)

Asset-Backed Securities (continued)
Atlantis One Funding, 3.190%, 4/7/2008 (6)(7)(11)	$ 100,000,000	$ 99,672,139
Cafco LLC, 3.100%, 5/20/2008 (6)(7)(11)	150,000,000	148,966,668
Ciesco LLC, 3.080%, 5/20/2008 (11)	15,000,000	14,897,333
Ciesco LLC, 3.100%, 5/14/2008 (11)	135,000,000	134,139,750
Citibank Omni Master Trust, 5.400%, 3/3/2008 (6)(7)(11)	150,000,000	149,954,831
Concord Minutemen Capital Co., 3.400%, 5/2/2008 (6)(7)(11)	85,000,000	84,502,278
Concord Minutemen Capital Co., 3.400%, 5/9/2008 (6)(7)(11)	62,111,000	61,706,243
CRC Funding LLC, 3.120%, 5/8/2008 (6)(7)(11)	150,000,000	149,116,001
Crown Point Capital Co., 3.450%, 4/10/2008 (6)(7)(11)	50,000,000	49,808,333
Crown Point Capital Co., 3.450%, 4/24/2008 (6)(7)(11)	100,000,000	99,482,500
DaimlerChrysler Revolving Auto Conduit LLC, 3.200%, 4/4/2008 (11)	116,000,000	115,649,422
DaimlerChrysler Revolving Auto Conduit LLC, 3.350%, 4/9/2008 (11)	34,000,000	33,876,608
Jupiter Securitization Co., 3.050%, 5/20/2008 (6)(7)(11)	50,000,000	49,661,111
Lexington Parker Cap. Co. LLC, 3.450%, 4/23/2008 (6)(7)(11)	100,000,000	99,492,083
Lexington Parker Cap. Co. LLC, 3.500%, 4/11/2008 (6)(7)(11)	50,000,000	49,800,694
New Center Asset Trust, Inc., 3.200%, 4/10/2008 (11)	50,000,000	49,822,222
New Center Asset Trust, Inc., 3.250%, 5/21/2008 (11)	100,000,000	99,268,750

		1,539,477,924

Broker/Dealers — 1.6%
JP Morgan Chase & Co., 2.890%, 3/3/2008 (11)	50,000,000	49,991,972
Merrill Lynch & Co., Inc., 3.190%, 3/14/2008 (11)	50,000,000	49,942,403

		99,934,375

Foreign Banks — 3.4%
Rabobank U.S. Financial Corp., 3.000%, 3/3/2008 (11)	150,000,000	149,975,000

Description	Principal Amount	Value
Commercial Paper (continued)

Foreign Banks (continued)
UBS Finance (Delaware) LLC, 2.880%, 3/3/2008 (11)	$ 60,000,000	$ 59,990,400

		209,965,400

Insurance — 2.1%
Prudential Financial, Inc., 3.100%, 4/3/2008 (6)(7)(11)	25,000,000	24,928,958
Prudential Financial, Inc., 3.150%, 4/8/2008 (6)(7)(11)	25,000,000	24,916,875
Torchmark Corp., 3.240%, 3/18/2008 (6)(7)(11)	21,000,000	20,967,870
Torchmark Corp., 3.240%, 3/20/2008 (6)(7)(11)	13,000,000	12,977,770
Torchmark Corp., 3.250%, 3/25/2008 (6)(7)(11)	10,000,000	9,978,333
Torchmark Corp., 3.300%, 3/10/2008 (6)(7)(11)	17,500,000	17,485,563
Torchmark Corp., 3.320%, 3/7/2008 (6)(7)(11)	16,000,000	15,991,147

		127,246,516

Leasing — 0.8%
International Lease Finance Corp., 3.180%, 3/28/2008 (11)	50,000,000	49,880,750

Telecommunication Services — 1.4%
Verizon Communications, Inc., 3.070%, 4/4/2008 (6)(7)(11)	34,000,000	33,901,419
Verizon Communications, Inc., 3.110%, 3/3/2008 (6)(7)(11)	50,000,000	49,991,361

		83,892,780

Total Commercial Paper		2,110,397,745

Corporate Bonds & Notes — 8.6%

Banks — 3.5%
Bank One Corp., 2.625%, 6/30/2008	36,667,000	36,356,954
Bank One Corp., 6.000%, 8/1/2008	46,298,000	46,424,784
Royal Bank of Canada NY, 5.290%, 2/2/2009	11,920,000	12,059,216
Suntrust Bank, 4.000%, 10/15/2008	7,350,000	7,310,793
U.S. Bank National Association, Sr. Note, (Series BKNT), 4.400%, 8/15/2008	29,000,000	28,887,522
UBS AG Stamford, 4.535%, 12/10/2010	50,000,000	50,003,770
UBS AG Stamford, 5.210%, 9/10/2008	40,000,000	40,000,000

		221,043,039

Broker/Dealers — 0.8%
Merrill Lynch & Co., Inc., (Series MTN), 4.831%, 10/27/2008	3,190,000	3,179,337
Morgan Stanley & Co., Inc., 3.875%, 1/15/2009	48,942,000	48,820,200

		51,999,537

(See Notes which are an integral part of the Financial Statements)

February 29, 2008 (Unaudited)

Schedule of Investments

Prime Money Market Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Construction Equipment — 0.2%
Caterpillar Financial Services Corp., 2.700%, 7/15/2008	$ 10,000,000	$ 9,910,955

Foreign Banks — 0.8%
HBOS Treasury Services, PLC, (Series YCD), 5.450%, 6/19/2008	25,000,000	25,005,941
Household Finance Corp., 6.400%, 6/17/2008	22,245,000	22,305,513

		47,311,454

Insurance — 0.5%
John Hancock Global Funding II, 3.500%, 1/30/2009 (6)(7)	6,000,000	5,973,846
Monumental Global Funding II, 2.800%, 7/15/2008 (6)(7)	19,160,000	18,989,206
Pacific Life Global Funding, 3.750%, 1/15/2009 (6)(7)	5,520,000	5,485,986

		30,449,038

Leasing — 0.5%
International Lease Finance Corp., (Series MTNO), 4.810%, 8/15/2008	11,940,000	11,921,009
International Lease Finance Corp., (Series MTNQ), 4.625%, 6/2/2008	16,120,000	16,096,586

		28,017,595

Telecommunications — 2.3%
Bellsouth Corp., 4.240%, 4/26/2008 (6)(7)	125,700,000	125,484,791
Bellsouth Telecommunications Corp., 6.125%, 9/23/2008	16,000,000	16,107,869

		141,592,660

Total Corporate Bonds & Notes		530,324,278

Notes-Variable — 40.2%

Banks — 3.5%
First Tennessee Bank, 3.139%, 9/16/2008 (4)(6)(7)	45,000,000	45,000,000
Suntrust Bank, (Series BKNT), 4.809%, 4/2/2008 (4)	50,000,000	50,005,106
Washington Mutual, Inc., (Series CD), 3.981%, 4/18/2008 (4)	95,000,000	95,002,591
Westpac Bank NY, (Series MTN), 5.201%, 3/11/2009 (4)	25,000,000	25,000,000

		215,007,697

Broker/Dealers — 9.5%
Bank of America Securities, LLC, 3.225%, 8/29/2008 (4)(6)(7)	100,000,000	100,000,000

Description	Principal Amount	Value
Notes-Variable (continued)

Broker/Dealers (continued)
Bear Stearns Master Note, 3.439%, 5/27/2008 (4)(6)(7)	$ 100,000,000	$ 100,000,000
Deutsche Bank NY, 4.753%, 1/21/2009 (4)	50,000,000	50,000,000
Goldman Sachs Group, Inc., 3.331%, 8/22/2008 (4)(6)(7)	100,000,000	100,000,000
Lehman Brothers, Inc., 4.848%, 8/27/2008 (4)	100,000,000	100,000,000
Merrill Lynch & Co., Inc., (Series MTN), 3.058%, 8/22/2008 (4)	60,000,000	60,000,000
Merrill Lynch & Co., Inc., (Series MTN), 3.224%, 10/3/2008 (4)	7,000,000	7,000,000
Wachovia Securities Financial Holdings LLC, 3.080%, 3/3/2008 (4)(6)(7)	65,000,000	65,000,000

		582,000,000

Construction Equipment — 2.3%
Caterpillar Financial Services Corp., (Series MTN), 3.200%, 11/26/2008 (4)	70,000,000	70,000,000
Caterpillar Financial Services Corp., (Series MTN), 3.998%, 4/17/2008 (4)	20,000,000	20,000,731
Caterpillar Financial Services Corp., (Series MTN), 4.991%, 6/16/2008 (4)	50,000,000	50,004,155

		140,004,886

Financial Services — 0.9%
GE Capital Corp., (Series MTNA), 3.344%, 7/28/2008 (4)	55,000,000	55,030,550

Foreign Banks — 13.4%
Australia & New Zealand Banking Group, 5.111%, 7/3/2008 (4)(6)(7)	100,000,000	100,000,000
BNP Paribas, 3.060%, 8/19/2008 (4)(6)(7)	100,000,000	100,000,000
Credit Agricole, 3.838%, 8/26/2008 (4)(6)(7)	75,000,000	75,000,000
Credit Agricole, 4.813%, 7/22/2008 (4)(6)(7)	25,000,000	25,000,000
Dekabank, 3.934%, 11/19/2008 (4)	100,000,000	100,000,000
Depfa-Bank PLC, (Series EXL), 5.051%, 7/15/2008 (4)(6)(7)	50,000,000	50,000,000
Natexis Banques Populaires U.S. Finance Co., 3.096%, 9/8/2008 (4)(6)(7)	100,000,000	100,000,000
National Australia Bank, 4.454%, 2/6/2009 (4)(6)(7)	100,000,000	100,000,000

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Prime Money Market Fund (continued)

Description	Principal Amount	Value
Notes-Variable (continued)

Foreign Banks (continued)
Northern Rock PLC, (Series MTN), 5.236%, 7/8/2008 (4)(6)(7)	$ 68,000,000	$ 68,002,009
Westlb AG NY, 3.225%, 10/9/2008 (4)(6)(7)	100,000,000	100,000,000

		818,002,009

Insurance — 9.3%
Allstate Life Global Fund, (Series EXL), 3.219%, 9/15/2008 (4)(6)(7)	50,000,000	50,008,829
Genworth Life Insurance Co., 3.976%, 4/21/2008 (4)(6)(10)	75,000,000	75,000,000
Hartford Life Global Funding, 4.325%, 1/15/2009 (4)	40,000,000	40,000,000
Jackson National Life Insurance Co., 4.864%, 6/24/2008 (4)(6)(7)	100,000,000	99,968,235
Metropolitan Life Global Funding I, 4.248%, 2/9/2009 (4)(6)(7)	35,000,000	35,000,000
Metropolitan Life Insurance Co., 3.439%, 2/2/2009 (4)(6)(10)	50,000,000	50,000,000
Metropolitan Life Insurance Co., 5.164%, 6/2/2008 (4)(6)(10)	65,000,000	65,000,000
Monumental Global Funding III, 4.906%, 3/20/2008 (4)(6)(7)	83,000,000	83,000,000
Pacific Life Global Funding, 4.523%, 8/8/2008 (4)(6)(7)	75,000,000	75,000,000

		572,977,064

Personal Credit — 1.3%
American Express Credit, (Series MTNB), 3.241%, 3/5/2008 (4)	30,000,000	30,000,000
American Honda Finance Corp., (Series MTN), 4.616%, 7/7/2008 (4)(6)(7)	50,000,000	50,000,000

		80,000,000

Total Notes-Variable		2,463,022,206

Repurchase Agreements — 4.2%
Agreement with Morgan Stanley & Co., Inc., 3.050%, dated 2/29/2008 to be repurchased at $180,045,750 on 3/3/2008, collateralized by a U.S. Government Agency Obligation with a maturity date of 8/18/2016, with a market value of $183,927,022	180,000,000	180,000,000

Description	Principal Amount	Value
Repurchase Agreements (continued)

Agreement with State Street Bank & Trust Co., Inc., 2.850%, dated 2/29/2008 to be repurchased at $80,741,068 on 3/3/2008, collateralized by a U.S. Government Agency Obligation with a maturity date of 10/31/2008, with a market value of $82,337,081

	$ 80,721,896	$ 80,721,896

Total Repurchase Agreements		260,721,896

Trust Demand Notes — 5.1%

Broker/Dealers — 2.7%
Greenwich Capital Holdings, 3.325%, 3/3/2008 (4)(6)(7)	100,000,000	100,000,000
JP Morgan Securities, Inc., 3.274%, 3/3/2008 (4)(6)(7)	63,000,000	63,000,000

		163,000,000

Insurance — 2.4%
ING USA Annuity & Life Insurance Co., 3.868%, 4/24/2008 (4)(6)(10)	150,000,000	150,000,000

Total Trust Demand Notes		313,000,000

Total Investments — 99.9% (at amortized cost)		6,127,466,125
Other Assets and Liabilities — 0.1%		9,115,978

Total Net Assets — 100.0%		$6,136,582,103

Portfolio Sector Allocations*
Sector	Fund
Collateralized Loan Agreements	7.3%
Commercial Paper	34.5
Corporate Bonds & Notes	8.6
Notes-Variable	40.2
Repurchase Agreements	4.2
Trust Demand Notes	5.1
Other Assets & Liabilities, Net	0.1

Total	100.0%

(See Notes which are an integral part of the Financial Statements)

February 29, 2008 (Unaudited)

Schedule of Investments

Government Money Market Fund

Description	Principal Amount	Value
Government Agencies — 38.1%

Federal Home Loan Bank — 36.9%
2.625%, 7/15/2008	$ 2,555,000	$ 2,530,074
2.850%, 6/26/2008	250,000	248,208
2.925%, 5/5/2009 (4)	25,000,000	25,000,000
2.976%, 2/11/2009 (4)	50,000,000	50,000,000
3.000%, 7/23/2008	250,000	247,942
3.000%, 3/4/2009	10,000,000	10,000,000
3.225%, 1/16/2009	500,000	497,871
4.100%, 6/13/2008	3,870,000	3,857,079
4.466%, 4/7/2009 (4)	50,000,000	50,000,000
4.625%, 12/4/2008	5,000,000	5,000,000
4.688%, 3/26/2009 (4)	25,000,000	24,998,658
4.806%, 3/18/2008 (4)	25,000,000	24,999,665
4.875%, 6/4/2008	500,000	499,683

		197,879,180

Federal Home Loan Mortgage Corporation — 1.1%
3.000%, 7/9/2008	1,455,000	1,443,085
3.875%, 6/15/2008	4,700,000	4,680,721

		6,123,806

Federal National Mortgage Association — 0.1%
4.700%, 9/2/2008	280,000	280,000

Total Government Agencies		204,282,986

Repurchase Agreements — 63.7%
Agreement with Barclay’s Capital, Inc., Tri-Party Agency, 3.150%, dated 2/29/2008 to be repurchased at $100,026,250 on 3/3/2008, collateralized by a Federal Home Loan Bank Bond with a maturity of 9/11/2009, with a market value of $102,002,174	100,000,000	100,000,000
Agreement with Cantor Fitzgerald, Inc., 3.225%, dated 2/29/2008 to be repurchased at $40,010,750 on 3/3/2008, collateralized by a U.S. Government Agency SBA Pool with various maturities to 2/1/2049, with a market value of $40,800,001	40,000,000	40,000,000
Agreement with Deutsche Bank Alex Brown, Inc., 3.180%, dated 2/29/2008, to be repurchased at $100,026,500 on 3/3/2008, collateralized by a U.S. Government Agency Mortgage Pool with various maturities to 1/1/2038, with a market value of $102,000,000	100,000,000	100,000,000

Description	Principal Amount	Value
Repurchase Agreements (continued)
Agreement with Morgan Stanley & Co., Inc., 3.150%, dated 2/29/2008, to be repurchased at $90,023,625 on 3/3/2008, collateralized by a U.S. Government Agency Mortgage Pool with various maturities to 10/1/2037, with a market value of $92,182,750	$90,000,000	$ 90,000,000
Agreement with State Street Bank & Trust Co., Inc., 2.850%, dated 2/29/2008, to be repurchased at $12,148,635 on 3/3/2008, collateralized by U.S. Government Agency Obligations with various maturities to 2/12/2013, with a market value of $12,390,713	12,145,751	12,145,751

Total Repurchase Agreements		342,145,751

Total Investments — 101.8% (at amortized cost)		546,428,737
Other Assets and Liabilities — (1.8)%		(9,584,078)

Total Net Assets — 100.0%		$536,844,659

Portfolio Sector Allocations*
Sector	Fund
Government Agencies	38.1%
Repurchase Agreements	63.7
Other Assets & Liabilities, Net	(1.8)

Total	100.0%

Tax-Free Money Market Fund

Description	Principal Amount	Value

Municipals — 97.6%

Alabama — 0.6%
Columbia, Alabama Industrial Development Board Pollution Control, Revenue Bonds (Series C), 4.000%, 10/1/2022, Call Date 3/3/2008 (4)	$ 1,000,000	$ 1,000,000
Decatur, Alabama Educational Building Authority, Revenue Bonds, 3.450%, 12/1/2027, Call Date 3/3/2008 (4)	1,555,000	1,555,000
Florence-Scs, Alabama Educational Building Authority, Revenue Bonds, 3.450%, 4/1/2017, Call Date 3/3/2008 (4)	1,310,000	1,310,000

		3,865,000

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Tax-Free Money Market Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Alaska — 1.4%
Valdez, Alaska Marine Terminal Revenue, Revenue Bonds, 3.500%, 6/1/2037, Call Date 3/3/2008 (4)	$ 6,700,000	$ 6,700,000
Valdez, Alaska Marine Terminal Revenue, Revenue Bonds (Series B), 3.500%, 7/1/2037, Call Date 3/3/2008 (4)	2,600,000	2,600,000

		9,300,000

Arizona — 1.2%
Arizona Health Facilities Authority, Hospital System Revenue Bonds, 3.260%, 2/1/2042, Call Date 2/1/2013 (4)	8,000,000	8,000,000

California — 2.9%
California State Floater Certificates, GO UT (Series 5G), 3.190%, 11/1/2037, Call Date 11/17/2017 (4)	3,000,000	3,000,000
Golden State Tobacco Securitization Corp. Floaters, Revenue Bonds (Series 2448), 3.310%, 6/1/2045, Call Date 6/1/2015 (4)	10,000,000	10,000,000
Lehman Municipal Trust Receipts, Revenue Bonds (Series P41W), 4.270%, 8/15/2033, Call Date 8/15/2013 (4)	6,210,000	6,210,000

		19,210,000

Colorado — 2.8%
Colorado Educational & Cultural Facilities Authority, Revenue Bonds, 3.500%, 9/1/2033, Call Date 3/3/2008 (4)	4,100,000	4,100,000
Colorado Educational & Cultural Facilities Authority, Revenue Bonds, 3.500%, 9/1/2035, Call Date 3/3/2008 (4)	2,700,000	2,700,000
Colorado Educational & Cultural Facilities Authority, Revenue Bonds, 3.500%, 9/1/2036, Call Date 3/3/2008 (4)	1,900,000	1,900,000
Denver, Colorado City & County Economic Development, Revenue Bonds, 2.570%, 7/1/2029, Call Date 3/5/2008 (4)	1,930,000	1,930,000
Park Creek Metropolitan District, Revenue Bonds, 2.250%, 12/1/2037, Call Date 6/1/2008 (4)	8,000,000	8,000,000

		18,630,000

Description	Principal Amount	Value
Municipals (continued)

District of Columbia — 2.7%
District of Columbia Floaters, GO UT (Series 1920), 3.310%, 6/1/2030, Call Date 6/1/2017 (4)	$10,665,000	$10,665,000
District of Columbia, Revenue Bonds, 3.450%, 10/1/2023, Call Date 3/3/2008 (4)	4,015,000	4,015,000
District of Columbia, Revenue Bonds, 3.450%, 3/1/2026, Call Date 3/3/2008 (4)	3,375,000	3,375,000

		18,055,000

Florida — 7.3%
Eclipse Funding Trust, Revenue Bonds, 3.250%, 4/1/2037, Call Date 4/1/2017 (4)	9,990,000	9,990,000
Florida Development Finance Corp., Revenue Bonds, 3.450%, 7/1/2026, Call Date 3/3/2008 (4)	1,700,000	1,700,000
Gulfstream Park Community Development District Floaters, Revenue Bonds (Series 2G), 3.220%, 5/1/2039, Call Date 5/1/2015 (4)	12,055,000	12,055,000
Jackson County, Florida Pollution Control, Revenue Bonds, 3.750%, 7/1/2022, Call Date 3/3/2008 (4)	3,930,000	3,930,000
Jacksonville, Florida Health Facilities Authority, Revenue Bonds, 3.500%, 8/15/2019, Call Date 3/3/2008 (4)	10,795,000	10,795,000
Miami-Dade County, Florida Aviation, Revenue Bonds (Series D), 4.000%, 10/1/2008	3,845,000	3,860,478
Miami-Dade County, Florida School Board, Certificates of Participation (Series A), 5.000%, 8/1/2027 (4)	6,000,000	6,033,474

		48,363,952

Georgia — 3.4%
Clayton County, Georgia Housing Authority, Multifamily Housing, Revenue Bonds, 3.040%, 1/1/2021, Call Date 3/5/2008 (4)	100,000	100,000
Clayton County, Georgia Housing Authority, Multifamily Housing, Revenue Bonds, 3.040%, 1/1/2021, Call Date 3/5/2008 (4)	875,000	875,000
Puttable Floating Option Tax-Exempt Receipts, Revenue Bonds, 4.020%, 11/15/2028, Call Date 11/15/2017 (4)	15,135,000	15,135,000

(See Notes which are an integral part of the Financial Statements)

February 29, 2008 (Unaudited)

Schedule of Investments

Tax-Free Money Market Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Georgia (continued)
Rome-Floyd County, Georgia Development Authority, Revenue Bonds, 3.260%, 11/1/2011 (4)	$ 3,500,000	$ 3,500,000
Savannah, Georgia Economic Development Authority, Revenue Bonds, 3.750%, 1/1/2016, Call Date 3/3/2008 (4)	2,785,000	2,785,000

		22,395,000

Idaho — 1.9%
Eclipse Funding Trust, Revenue Bonds, 3.780%, 4/1/2036, Call Date 4/1/2017 (4)	7,810,000	7,810,000
Idaho Health Facilities Authority, Revenue Bonds, 3.950%, 7/1/2035, Call Date 3/3/2008 (4)	4,580,000	4,580,000

		12,390,000

Illinois — 11.8%
Chicago, Illinois Board of Education, GO UT (Series 2314), 3.310%, 12/1/2018 (4)	5,120,000	5,120,000
Chicago, Illinois Refunding Project, GO UT (Series D), 3.160%, 1/1/2040, Call Date 3/3/2008 (4)	17,800,000	17,800,000
Deutsche Bank Spears/Lifers Trust, GO UT (Series DB-475), 3.240%, 1/1/2026 (4)	5,035,000	5,035,000
Du Page County, Illinois High School District No. 88 Putters, GO UT (Series 2577), 3.410%, 1/1/2015 (4)	9,385,000	9,385,000
Illinois Finance Authority, Revenue Bonds, 3.875%, 10/1/2037 (4)	5,800,000	5,829,129
Joliet, Illinois Regional Port District, Revenue Bonds, 3.650%, 10/1/2024, Call Date 3/3/2008 (4)	2,840,000	2,840,000
Lakemoor, Illinois Multifamily, Revenue Bonds (Series B), 3.380%, 12/1/2020 (4)	5,510,000	5,510,000
Lehman Municipal Trust Receipts, GO UT (Series P34W), 4.360%, 12/1/2024 (4)	3,705,000	3,705,000
Lehman Municipal Trust Receipts, Revenue Bonds (Series FC54), 3.550%, 8/1/2037, Call Date 8/1/2017 (4)	8,585,000	8,585,000
Lehman Municipal Trust Receipts, Revenue Bonds (Series 6), 4.210%, 4/1/2028 (4)	4,730,000	4,730,000

Description	Principal Amount	Value
Municipals (continued)

Illinois (continued)
Municipal Securities Trust Certificates, Revenue Bonds (Series 7006), 5.000%, 1/1/2031, Call Date 1/1/2011 (4)(6)	$ 6,245,000	$ 6,245,000
Phoenix Realty SPL Account-U LP Illinois, Multifamily, Refunding Revenue Bonds, 3.360%, 4/1/2020, Call Date 3/3/2008 (4)	4,075,000	4,075,000

		78,859,129

Indiana — 0.9%
Dekko Foundation Educational Facilities Tax Exempt Income Trust, Certificates of Ownership (Series 1), 3.900%, 4/1/2021, Call Date 3/3/2008 (4)	2,200,000	2,200,000
Indiana Health Facility Financing Authority, Revenue Bonds, 3.450%, 12/1/2021, Call Date 3/3/2008 (4)	3,840,000	3,840,000

		6,040,000

Kentucky — 0.4%
Hancock County, Kentucky Industrial Building Revenue Bonds, 3.260%, 7/1/2012 (4)	1,685,000	1,685,000
Hancock County, Kentucky Pollution Control Revenue Bonds, 3.260%, 7/1/2012 (4)	1,000,000	1,000,000

		2,685,000

Louisiana — 1.6%
BB&T Municipal Trust, Revenue Bonds (Series 4000), 3.290%, 7/1/2018 (4)	2,020,000	2,020,000
Lafayette Parish, Louisiana Industrial Development Board, Inc., Revenue Bonds, 3.900%, 12/15/2014, Call Date 3/3/2008 (4)	1,035,000	1,035,000
Louisiana Housing Finance Agency, Revenue Bonds, 3.050%, 12/1/2025 (4)	55,000	55,000
St. John Baptist Parish, Louisiana Revenue Bonds (Series 2116), 3.310%, 6/1/2037, Call Date 6/1/2017 (4)	7,490,000	7,490,000

		10,600,000

Maryland — 1.5%
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2402), 3.310%, 7/1/2019 (4)	9,795,000	9,795,000

Massachusetts — 2.0%
Massachusetts Health & Educational Facilities Authority, Revenue Bonds (Series 2405), 3.310%, 7/1/2020 (4)	12,200,000	12,200,000

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Tax-Free Money Market Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Massachusetts (continued)
Massachusetts State Industrial Financial Agency, Revenue Bonds, 4.150%, 12/1/2019, Call Date 3/5/2008 (4)	$ 1,000,000	$ 1,000,000

		13,200,000

Michigan — 0.5%
Michigan State Hospital Finance Authority, Revenue Bonds (Series A), 3.900%, 3/1/2030, Call Date 3/3/2008 (4)	3,475,000	3,475,000

Mississippi — 0.3%
Newton, Mississippi Industrial Development, Revenue Bonds, 3.450%, 6/1/2009, Call Date 3/3/2008 (4)	2,300,000	2,300,000

Missouri — 4.3%
Missouri State Environmental Improvement & Energy Resources Authority, Water Pollution, Revenue Bonds (Series 1813), 3.510%, 1/1/2015 (4)	1,940,000	1,940,000
Puttable Floating Option Tax-Exempt Receipts, Revenue Bonds, 5.310%, 12/1/2028 (4)	15,995,000	15,995,000
St. Louis, Missouri Airport Revenue, GO UT (Series 2615), 3.560%, 7/1/2015 (4)	10,350,000	10,350,000

		28,285,000

Montana — 0.6%
Montana State Board of Investment Economic Development, Revenue Bonds, 3.210%, 9/1/2010 (4)	3,925,000	3,925,000

Nebraska — 0.1%
Nebraska, Investment Finance Authority, Multifamily Mortgage, Revenue Bonds, 3.050%, 9/1/2031, Call Date 3/3/2008 (4)	600,000	600,000

New York — 0.9%
Erie County, New York Industrial Development Agency, Revenue Bonds (Series D21), 3.500%, 5/1/2025, Call Date 5/1/2017 (4)	2,000,000	2,000,000
Suffolk County, New York Industrial Development Agency, Revenue Bonds, 4.150%, 4/1/2018, Call Date 3/5/2008 (4)	3,785,000	3,785,000

		5,785,000

Description	Principal Amount	Value
Municipals (continued)

North Carolina — 0.2%
Alamance County, North Carolina Industrial Facilities & Pollution Control Financing Authority, Revenue Bonds, 3.500%, 12/1/2014 (4)	$ 520,000	$ 520,000
North Carolina Medical Care Community Health Care Facilities, Revenue Bonds, 3.450%, 7/1/2017, Call Date 3/3/2008 (4)	935,000	935,000
Rutherford County, North Carolina Industrial Facilities & Pollution Control Authority, Revenue Bonds, 3.500%, 12/1/2008 (4)	100,000	100,000

		1,555,000

Ohio — 4.7%
Hamilton County, Ohio Hospital Facilities, Revenue Bonds, 5.260%, 7/15/2029, Call Date 4/1/2008 (4)	9,900,000	9,900,000
Lawrence County, Ohio Industrial Development, Revenue Bonds, 3.260%, 11/1/2011 (4)	3,250,000	3,250,000
Montgomery County, Ohio Industrial Development, Refunding Revenue Bonds, 3.260%, 10/1/2009 (4)	4,700,000	4,700,000
North Canton, Ohio Health Care Facilities, Revenue Bonds, 3.330%, 4/1/2017, Call Date 3/3/2008 (4)	3,330,000	3,330,000
North Canton, Ohio Health Care Facilities, Revenue Bonds, 3.330%, 4/1/2032, Call Date 3/3/2008 (4)	10,165,000	10,165,000

		31,345,000

Oklahoma — 3.8%
Oklahoma State Industrial Authority, Revenue Bonds, 3.900%, 8/1/2018, Call Date 3/3/2008 (4)	1,495,000	1,495,000
Tulsa, Oklahoma Industrial Authority, Revenue Bonds, 3.360%, 11/1/2026, Call Date 3/3/2008 (4)	3,100,000	3,100,000
Tulsa, Oklahoma Industrial Authority, Revenue Bonds, 3.550%, 11/1/2030 (4)	18,000,000	18,000,000
Tulsa, Oklahoma Industrial Authority, Revenue Bonds, 3.900%, 10/1/2032, Call Date 3/3/2008 (4)	2,535,000	2,535,000

		25,130,000

(See Notes which are an integral part of the Financial Statements)

February 29, 2008 (Unaudited)

Schedule of Investments

Tax-Free Money Market Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Pennsylvania — 3.5%
Allegheny County, Pennsylvania Industrial Development Authority Health & Housing Facilities, Revenue Bonds, 3.260%, 7/1/2010 (4)	$ 3,100,000	$ 3,100,000
Bucks County, Pennsylvania Industrial Development Authority, Revenue Bonds, 3.450%, 9/1/2019, Call Date 3/3/2008 (4)	1,915,000	1,915,000
Chester County, Pennsylvania Industrial Development Authority, Revenue Bonds, 3.400%, 4/1/2017, Call Date 3/3/2008 (4)	1,120,000	1,120,000
Pennsylvania State Higher Educational Facilities Authority, Revenue Bonds, 4.500%, 5/1/2037, Call Date 5/1/2008 (4)	4,900,000	4,905,508
Philadelphia, Pennsylvania Authority for Industrial Development, Revenue Bonds, 3.450%, 11/1/2021 (4)	3,275,000	3,275,000
Washington County, Pennsylvania Hospital Authority, Revenue Bonds, 3.800%, 7/1/2023 (4)	9,080,000	9,080,000

		23,395,508

Puerto Rico — 0.7%
Puerto Rico Industrial Medical & Environmental Pollution Control Facilities, Financing Authority, Revenue Bonds, 3.950%, 3/1/2023, Call Date 3/1/2009 (4)	4,500,000	4,500,000

South Carolina — 3.8%
Puttable Floating Option Tax-Exempt Receipts, Revenue Bonds, 4.060%, 8/1/2039, Call Date 4/1/2011 (4)	14,995,000	14,995,000
Scago, South Carolina Educational Facilities Corp. for Union School District Installment, Revenue Bonds (Series 1783), 3.410%, 12/1/2031, Call Date 12/1/2016 (4)	10,200,000	10,200,000

		25,195,000

Tennessee — 2.3%
Metropolitan Government, Nashville & Davidson County, Tennessee Industrial Development Board, Revenue Bonds, 3.100%, 12/1/2014 (4)	4,350,000	4,350,000

Description	Principal Amount	Value
Municipals (continued)

Tennessee (continued)
Morgan Keegan Municipal Products, Inc., Revenue Bonds (Series B-1), 3.260%, 6/1/2037 (4)	$10,000,000	$10,000,000
Rutherford County, Tennessee Industrial Development Board, Revenue Bonds, 3.260%, 7/1/2010 (4)	1,000,000	1,000,000

		15,350,000

Texas — 14.1%
Comal, Texas Independent School District, GO UT, 3.310%, 8/1/2016 (4)	2,260,000	2,260,000
Deutsche Bank Spears/Lifers Trust, GO UT (Series DB-512), 3.220%, 2/15/2038, Call Date 2/15/2017 (4)	3,250,000	3,250,000
Deutsche Bank Spears/Lifers Trust, GO UT (Series DB-513), 3.220%, 8/15/2033, Call Date 8/15/2017 (4)	10,570,000	10,570,000
Deutsche Bank Spears/Lifers Trust, GO UT (Series DB-514), 3.220%, 2/15/2038, Call Date 3/3/2008 (4)	3,275,000	3,275,000
Deutsche Bank Spears/Lifers Trust, GO UT (Series DB-597), 3.220%, 2/15/2028, Call Date 2/15/2017 (4)	3,830,000	3,830,000
JP Morgan Chase & Co., Putters, Revenue Bonds (Series 1684P), 3.910%, 8/15/2014 (4)	2,240,000	2,240,000
McAllen, Texas International Toll Bridge Floaters, Revenue Bonds (Series 2326), 4.660%, 3/1/2032, Call Date 3/1/2017 (4)	8,665,000	8,665,000
North Texas Tollway Authority, Dallas North Tollway System, Revenue Bonds (Series B), 5.000%, 1/1/2038 (4)	11,280,000	11,341,394
North Texas Tollway Authority, Revenue Bonds (Series C), 5.000%, 1/1/2018 (4)	4,585,000	4,632,316
North Texas Tollway Authority, Revenue Notes, 4.125%, 11/19/2008, Call Date 3/3/2008	20,000,000	20,000,000
Nueces River Authority, Revenue Bonds, 3.310%, 7/15/2022, Call Date 7/15/2015 (4)	6,155,000	6,155,000
Nueces River Authority, Revenue Bonds, 3.310%, 7/15/2024, Call Date 7/15/2015 (4)	7,240,000	7,240,000
Texas State Putters, GO UT (Series 2615), 3.410%, 10/1/2015 (4)	11,200,000	11,200,000

		94,658,710

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Tax-Free Money Market Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Vermont — 4.6%
Vermont Educational & Health Buildings Financing Agency, Revenue Bonds (Series A), 3.500%, 10/1/2036, Call Date 3/3/2008 (4)	$ 8,810,000	$ 8,810,000
Vermont Educational & Health Buildings Financing Agency, Revenue Bonds, 3.500%, 4/1/2015, Call Date 3/3/2008 (4)	1,570,000	1,570,000
Vermont Educational & Health Buildings Financing Agency, Revenue Bonds, 3.500%, 4/1/2032, Call Date 3/3/2008 (4)	14,600,000	14,600,000
Vermont Educational & Health Buildings Financing Agency, Revenue Bonds, 3.500%, 10/1/2034, Call Date 3/3/2008 (4)	5,300,000	5,300,000

		30,280,000

Virginia — 0.8%
Lewistown Commerce Center Community Development Authority, Virginia Special Tax Revenue Bonds (Series 2115), 3.240%, 3/1/2027, Call Date 3/1/2018 (4)	4,000,000	4,000,000
Suffolk, Virginia Redevelopment & Housing Authority Multi-Family Housing, Revenue Bonds, 3.350%, 9/1/2019, Call Date 3/3/2008 (4)	1,405,000	1,405,000

		5,405,000

Washington — 3.8%
King County, Washington Putters, GO UT (Series 1184), 4.000%, 1/1/2013 (4)	12,000,000	12,000,000
Washington State Health Care Facilities Authority, Revenue Bonds, 3.080%, 11/15/2026, Call Date 3/3/2008 (4)	12,000,000	12,000,000
Washington State Housing Finance Commission, Revenue Bonds, 3.150%, 7/1/2033, Call Date 3/3/2008 (4)	935,000	935,000

		24,935,000

Wisconsin — 6.2%
Arrowhead, Wisconsin Union High School District, Tax & Revenue Promissory Notes, 3.600%, 9/29/2008	3,400,000	3,400,645
Middleton, Wisconsin Revenue Notes, 4.000%, 7/1/2008, Call Date 3/3/2008	4,610,000	4,610,000
Rhinelander School District, GO UT, Tax & Revenue Promissory Notes, 3.460%, 9/10/2008	4,500,000	4,500,461

Description	Shares or Principal Amount	Value
Municipals (continued)

Wisconsin (continued)
Sheboygan, Wisconsin Area School District, Tax & Revenue Notes, 3.650%, 6/27/2008	$ 3,000,000	$ 3,000,371
Sparta, Wisconsin Area School District, Tax & Revenue Promissory Notes, 3.620%, 10/7/2008	4,300,000	4,300,496
St. Francis, Wisconsin School District, GO UT, Tax & Revenue Promissory Notes, 3.540%, 10/29/2008	3,100,000	3,100,574
Sun Prairie, Wisconsin Area School District, Tax & Revenue Promissory Notes, 3.650%, 10/20/2008	10,300,000	10,304,398
Waunakee, Wisconsin Community School District, Tax & Revenue Promissory Notes, 3.520%, 10/20/2008	5,000,000	5,000,615
West Salem, Wisconsin School District, Tax & Revenue Promissory Notes, 3.570%, 10/30/2008	3,050,000	3,050,387
Wisconsin State Health & Educational Facilities Authority, Revenue Bonds, 3.900%, 5/1/2026, Call Date 4/1/2008 (4)	200,000	200,000

		41,467,947

Total Municipals		648,975,246

Mutual Funds — 0.0%
Federated Tax-Free Obligations Fund	158,483	158,483

Total Mutual Funds (identified cost $158,483)		158,483

Total Investments — 97.6% (at amortized cost)		649,133,729
Other Assets and Liabilities — 2.4%		15,642,434

Total Net Assets — 100.0%		$664,776,163

Portfolio Sector Allocations*
Sector	Fund
Municipals	97.6%
Mutual Funds	0.0
Other Assets & Liabilities, Net	2.4

Total	100.0%

(See Notes which are an integral part of the Financial Statements)

Notes to Schedule of Investments (Unaudited)

Note:    The categories of investments are shown as a percentage of total net assets for each Fund as of February 29, 2008.

*	Portfolio composition will change due to ongoing management of the Fund. The percentages are based on net assets at the close of business on February 29, 2008.
(1)	Certain shares or principal amounts are temporarily on loan to unaffiliated brokers-dealers.
(2)	Non-income producing.
(3)	Represents the initial deposit within a margin account used to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.
(4)	Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of February 29, 2008.
(5)	Purchased on a when-issued or delayed delivery basis.
(6)	Denotes a restricted security which is subject to restrictions on resale under federal securities law. At February 29, 2008, these securities amounted to:

Fund	Amount	% of Total Net Assets
Aggregate Bond Fund	$8,925,545	3.49%
Government Income Fund	17,215,325	2.41
Short-Intermediate Bond Fund	40,486,845	8.23
Short-Term Income Fund	3,269,147	2.75
Prime Money Market Fund	3,482,876,037	56.76
Tax-Free Money Market Fund	6,245,000	0.94

(7)	Denotes a restricted security which has been deemed liquid by criteria approved by the Fund’s Board of Directors.
(8)	Please refer to the Statement of Additional Information for an explanation of the credit ratings.
(9)	Securities that are subject to alternative minimum tax represent 10.62% of Intermediate Tax-Free Fund’s portfolio as calculated based upon total portfolio market value.
(10)	Securities have redemption features that may delay redemption beyond seven days.
(11)	Each issue shows the rate of the discount at the time of purchase.

The following acronyms are used throughout this report:

ADR	—American Depository Receipt

AMBAC—American Municipal Bond Assurance Corporation

CFC	—Cooperative Finance Corporation
CIFG	—CDC IXIS Financial Guaranty
COL	—Collateralized
FGIC	—Financial Guaranty Insurance Corporation
FRN	—Floating Rate Note
GDR	—Global Depository Receipt
GO	—Government Obligation
HFDC	—Health Facility Development Corporation
IDC	—Industrial Development Corporation
INS	—Insured
LIQ	—Liquidity Agreement
LP	—Limited Partnership
LOC	—Letter of Credit
MTN	—Medium Term Note
PCA	—Pollution Control Authority
PLC	—Public Limited Company
REITs	—Real Estate Investment Trusts
REMIC	—Real Estate Mortgage Investment Conduit
TCRs	—Transferable Custody Receipts
TRANs	—Tax and Revenue Anticipation Notes
UT	—Unlimited Tax
VRNs	—Variable Rate Notes

[THIS PAGE INTENTIONALLY LEFT BLANK]

February 29, 2008 (Unaudited)

Statements of Assets and Liabilities

	Large-Cap Value Fund		Large-Cap Growth Fund		Mid-Cap Value Fund		Mid-Cap Growth Fund	Small-Cap Growth Fund	International Stock Fund
Assets:
Investments in securities, at value	$320,260,922		$273,210,701		$439,958,814		$300,636,496	$391,209,147	$535,112,215
Investments in repurchase agreements	5,826,307		8,527,526		4,523,649		3,827,849	6,080,336	—
Cash	—		—		—		—	—	—
Cash denominated in foreign currencies (identified cost, $764,857)	—		—		—		—	—	723,616
Dividends receivable	690,458		292,340		461,668		110,158	19,570	1,430,478
Interest receivable	494		723		383		324	515	—
Receivable for investments sold	—		3,869,448		6,434,566		6,351,991	1,644,345	12,009,338
Receivable for capital stock sold	2,171,184		4,243,760		3,147,519		4,287,360	220,389	5,122,307
Receivable for daily variation margin	—		—		—		—	—	—
Prepaid expenses	31,010		27,009		32,830		28,963	28,599	22,774

Total assets	328,980,375		290,171,507		454,559,429		315,243,141	399,202,901	554,420,728
Liabilities:
Payable for capital stock redeemed	75,381		58,325		283,484		219,609	229,942	414,680
Payable to custodian	—		—		—		—	—	2,730,844
Payable for investment purchased	—		4,773,832		740,912		6,694,667	3,080,746	2,004,505
Payable on collateral due to broker	29,413,277		41,334,610		54,445,999		60,142,774	128,926,480	99,667,797
Payable for foreign tax expense	—		—		—		—	—	90,296
Call options written, at value (premium received $390,280)	168,075		—		—		—	—	—
Put options written, at value (proceeds received $427,297)	72,220		—		—		—	—	—
Payable for income distribution	—		—		—		—	—	—
Payable to affiliates (Note 5)	252,894		206,507		351,100		210,979	285,679	464,770
Other liabilities	46,371		45,666		78,489		40,434	46,236	59,276

Total liabilities	30,028,218		46,418,940		55,899,984		67,308,463	132,569,083	105,432,168

Total Net Assets	$298,952,157		$243,752,567		$398,659,445		$247,934,678	$266,633,818	$448,988,560

Net Assets Consist of:
Paid-in-capital	$263,151,609		$232,049,573		$367,779,068		$225,397,050	$267,271,721	$428,447,262
Net unrealized appreciation (depreciation) on investments, options, futures contracts and foreign currency translation	38,146,750		8,674,448		27,875,742		24,650,658	10,811,965	22,257,660
Accumulated net realized gain (loss) on investments, options, futures contracts and foreign currency transactions	(3,010,210)		3,195,237		2,782,593		(1,047,103)	(8,741,327)	(980,540)
Undistributed net investment income (distributions in excess of net investment income)	664,008		(166,691)		222,042		(1,065,927)	(2,708,541)	(735,822)

Total Net Assets	$298,952,157		$243,752,567		$398,659,445		$247,934,678	$266,633,818	$448,988,560

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Investor Class of Shares:
Net Asset Value, Offering Price and Redemption Proceeds Per Share	$12.61		$11.80		$12.20		$17.27	$14.49	$13.80
Advisor Class of Shares:
Net Asset Value and Price and Redemption Proceeds Per Share	$12.61		$11.80		$12.20		$17.27	$14.49	$13.80
Offering Price Per Share	$13.38	(1)	$12.52	(1)	$12.94	(1)	$18.32 (1)	$15.37 (1)	$14.64 (1)
Institutional Class of Shares:
Net Asset Value, Offering Price and Redemption Proceeds Per Share	$12.61		$11.80		$12.20		$17.28	$14.49	$14.04
Net Assets:
Investor Class of Shares	$185,301,315		$178,695,170		$316,413,111		$202,969,654	$186,776,045	$124,696,750
Advisor Class of Shares	10,349,960		8,193,157		9,853,181		4,896,212	15,674,567	6,753,446
Institutional Class of Shares	103,300,882		56,864,240		72,393,153		40,068,812	64,183,206	317,538,364

Total Net Assets	$298,952,157		$243,752,567		$398,659,445		$247,934,678	$266,633,818	$448,988,560

Shares Outstanding:
Investor Class of Shares	14,692,321		15,149,204		25,936,222		11,749,908	12,892,928	9,034,538
Advisor Class of Shares	820,671		694,565		807,681		283,435	1,081,967	489,353
Institutional Class of Shares	8,190,661		4,820,951		5,933,717		2,318,737	4,428,833	22,619,626

Total Shares Outstanding	23,703,653		20,664,720		32,677,620		14,352,080	18,403,728	32,143,517

Investments, at identified cost	$288,517,761		$273,063,779		$416,606,721		$279,813,687	$386,477,518	$512,909,164

(1)	Computation of offering price per share 100/94.25 of net asset value.
(2)	Computation of offering price per share 100/96.25 of net asset value.
(3)	Computation of offering price per share 100/98.00 of net asset value.

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Aggregate Bond Fund		Government Income Fund		Intermediate Tax-Free Fund	Short- Intermediate Bond Fund	Short-Term Income Fund	Prime Money Market Fund	Government Money Market Fund	Tax-Free Money Market Fund

$346,245,618		$1,116,564,623		$81,187,648	$601,323,469	$121,856,892	$5,866,744,229	$204,282,986	$649,133,729
14,868,700		44,106,441		—	17,598,570	14,368,347	260,721,896	342,145,751	—
—		—		57,642	—	—	—	—	1,000
—		—		—	—	—	—	—	—
—		—		7,146	—	38,743	—	—	—
1,781,072		3,215,492		964,562	3,670,487	470,009	23,034,398	1,117,577	2,865,701
—		—		3,564,792	5,014,858	—	—	—	15,336,163
890,213		1,014,135		70,051	3,515,545	171,598	709,382	382	165,000
—		—		—	—	185,935	—	—	—
22,848		32,666		12,350	26,064	24,150	56,605	21,797	15,645

363,808,451		1,164,933,357		85,864,191	631,148,993	137,115,674	6,151,266,510	547,568,493	667,517,238

103,086		1,117,477		209	945,383	54,363	—	—	—
—		—		—	—	—	—	—	—
17,440,542		104,374,873		1,673,020	—	—	—	10,000,000	1,500,329
89,983,266		344,530,509		—	137,388,161	17,797,780	—	—	—
—		—		—	—	—	—	—	—
—		—		—	—	—	—	—	—
—		—		—	—	—	—	—	—
117,953		687,071		230,615	791,365	189,995	13,045,095	592,459	1,081,452
119,870		353,534		25,456	213,341	20,071	1,505,225	103,686	127,359
14,748		94,735		13,671	53,323	26,357	134,087	27,689	31,935

107,779,465		451,158,199		1,942,971	139,391,573	18,088,566	14,684,407	10,723,834	2,741,075

$256,028,986		$713,775,158		$83,921,220	$491,757,420	$119,027,108	$6,136,582,103	$536,844,659	$664,776,163

$251,774,192		$707,415,779		$84,304,407	$517,136,163	$126,324,743	$6,136,915,972	$536,843,458	$664,775,725
1,692,909		2,178,986		(703,697)	(7,144,183)	(140,264)	—	—	—
2,494,537		3,549,710		320,567	(18,529,371)	(7,179,443)	(343,045)	1,201	385
67,348		630,683		(57)	294,811	22,072	9,176	—	53

$256,028,986		$713,775,158		$83,921,220	$491,757,420	$119,027,108	$6,136,582,103	$536,844,659	$664,776,163

$10.21		$9.58		$9.88	$9.22	$9.17	$1.00	$1.00	$1.00

$10.21		$9.57		$—	$9.21	$9.18	$1.00	$—	$—
$10.61	(2)	$9.94	(2)	$—	$9.57 (2)	$9.37 (3)	$—	$—	$—

$10.21		$9.57		$—	$9.21	$9.18	$1.00	$1.00	$1.00

$67,861,772		$391,902,458		$83,921,220	$116,420,146	$31,016,879	$3,037,216,895	$229,746,778	$269,350,270
171,192		5,251,038		—	5,406,861	2,133,808	157,196,206	—	—
187,996,022		316,621,662		—	369,930,413	85,876,421	2,942,169,002	307,097,881	395,425,893

$256,028,986		$713,775,158		$83,921,220	$491,757,420	$119,027,108	$6,136,582,103	$536,844,659	$664,776,163

6,645,933		40,924,429		8,493,134	12,631,206	3,382,250	3,037,422,853	229,746,210	269,348,056
16,766		548,461		—	586,926	232,520	157,226,970	—	—
18,411,744		33,073,696		—	40,164,000	9,354,698	2,942,266,152	307,097,248	395,427,669

25,074,443		74,546,586		8,493,134	53,382,132	12,969,468	6,136,915,975	536,843,458	664,775,725

$359,421,409		$1,158,492,078		$81,891,345	$626,066,222	$136,635,576	$6,127,466,125	$546,428,737	$649,133,729

Six Months Ended February 29, 2008 (Unaudited)

Statements of Operations

	Large-Cap Value Fund	Large-Cap Growth Fund	Mid-Cap Value Fund	Mid-Cap Growth Fund	Small-Cap Growth Fund	International Stock Fund
Investment Income:
Dividend income	$3,710,655	$1,283,201	$3,703,134	$462,725 (1)	$173,112	$3,199,724 (1)
Interest income	86,327	134,784	199,400	109,343	116,995	296,611
Securities lending income	48,262	45,556	114,446	148,921	398,640	97,968

Total income	3,845,244	1,463,541	4,016,980	720,989	688,747	3,594,303
Expenses:
Investment adviser fee (Note 5)	1,229,346	970,829	1,853,216	914,751	1,402,270	2,544,696
Shareholder services fees (Note 5)—
Investor Class of Shares	382,197	304,846	594,747	293,498	328,174	307,224
Advisor Class of Shares	14,641	11,669	14,158	6,431	14,341	9,429
Administrative fees (Note 5)	151,234	121,810	221,432	115,323	131,099	227,787
Portfolio accounting fees	60,046	51,004	79,646	49,169	53,900	55,674
Transfer and dividend disbursing agent fees	77,249	81,187	135,515	66,332	83,139	77,268
Custodian fees (Note 5)	28,823	25,270	37,159	24,286	26,452	126,419
Registration fees	12,763	13,663	15,661	12,362	12,879	19,792
Auditing fees	13,745	13,745	13,745	13,745	13,745	13,745
Legal fees	2,958	2,958	2,958	2,958	2,958	2,958
Printing and postage	21,279	16,405	31,445	18,094	24,503	23,334
Directors’ fees	9,589	9,589	9,589	9,589	9,589	9,589
Insurance premiums	1,652	1,196	3,071	1,044	1,263	2,415
Distribution services fees (Note 5)—
Advisor Class of Shares	—	—	—	—	—	—
Miscellaneous	5,243	4,693	7,909	4,673	4,808	—

Total expenses	2,010,765	1,628,864	3,020,251	1,532,255	2,109,120	3,420,330
Deduct (Note 5)—
Expense waivers	—	—	—	—	—	—

Net expenses	2,010,765	1,628,864	3,020,251	1,532,255	2,109,120	3,420,330

Net investment income (loss)	1,834,479	(165,323)	996,729	(811,266)	(1,420,373)	173,973
Net Realized and Unrealized Gain (Loss) on Investments, Options, Futures Contracts and Foreign Currency:
Net realized gain (loss) on investment transactions	2,074,372	9,359,170	4,528,612	7,752,300	3,450,437	725,265 (2)
Net realized loss on options	(410,712)	—	—	—	—	—
Net realized gain on futures contracts	—	—	—	—	—	—
Net realized loss on foreign currency contracts	—	—	—	—	—	(860,264)
Net change in unrealized appreciation (depreciation) on investments, options, futures contracts and foreign currency translation	(25,263,958)	(26,382,675)	(52,430,307)	(10,374,577)	(27,474,872)	(44,179,893)

Net realized and unrealized gain (loss) on investments, options, futures contracts and foreign currency	(23,600,298)	(17,023,505)	(47,901,695)	(2,622,277)	(24,024,435)	(44,314,892)

Change in net assets resulting from operations	$(21,765,819)	$(17,188,828)	$(46,904,966)	$(3,433,543)	$(25,444,808)	$(44,140,919)

(1)	Net of foreign taxes withheld of $12,568 and $249,149, respectively.
(2)	Net of foreign taxes withheld of $69,296.

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Aggregate Bond Fund	Government Income Fund	Intermediate Tax-Free Fund	Short- Intermediate Bond Fund	Short-Term Income Fund	Prime Money Market Fund	Government Money Market Fund	Tax-Free Money Market Fund

$—	$—	$63,178	$—	$338,442	$—	$—	$—
6,298,803	19,442,380	1,798,364	14,020,043	2,631,428	133,593,335	9,927,647	10,811,017
140,848	394,385	—	171,754	35,728	—	—	—

6,439,651	19,836,765	1,861,542	14,191,797	3,005,598	133,593,335	9,927,647	10,811,017

462,084	1,411,226	255,395	1,033,166	117,877	4,018,224	429,488	613,058

93,225	683,904	106,320	387,764	87,470	3,659,497	265,717	410,084
85	6,836	—	6,981	3,009	160,359	—	—
110,441	308,037	39,339	232,165	58,109	846,361	69,909	98,866
49,985	112,924	17,312	91,189	41,111	281,651	48,451	64,976
31,011	168,725	10,318	72,549	34,998	250,406	15,771	30,935
23,095	48,161	8,506	38,287	11,788	280,313	33,906	43,084
23,205	30,174	10,819	22,645	20,601	29,941	19,142	11,908
13,745	13,745	13,745	13,745	13,745	13,745	13,745	13,745
2,958	2,958	2,958	2,958	2,958	2,958	2,958	2,958
4,895	33,293	2,375	18,917	4,250	41,681	1,900	10,039
9,589	9,589	9,589	9,589	9,589	9,589	9,589	9,589
734	3,644	407	2,996	587	24,600	1,359	2,609

—	—	—	—	—	192,430	—	—
5,271	7,654	3,900	7,993	4,418	40,523	11,781	10,252

830,323	2,840,870	480,983	1,940,944	410,510	9,852,278	923,716	1,322,103

(101,648)	(185,033)	(247,079)	(124,174)	(113,746)	(482,360)	(228,511)	(298,961)

728,675	2,655,837	233,904	1,816,770	296,764	9,369,918	695,205	1,023,142

5,710,976	17,180,928	1,627,638	12,375,027	2,708,834	124,223,417	9,232,442	9,787,875

4,028,885	5,846,798	747,545	5,132,249	(325,012)	51,483	3,806	6,827
—	—	—	—	—	—	—	—
—	—	32,597	—	1,099,644	—	—	—
—	—	—	—	—	—	—	—
(389,140)	4,005,907	(1,206,656)	(2,103,636)	1,247,562	—	—	—

3,639,745	9,852,705	(426,514)	3,028,613	2,022,194	51,483	3,806	6,827

$9,350,721	$27,033,633	$1,201,124	$15,403,640	$4,731,028	$124,274,900	$9,236,248	$9,794,702

Statements of Changes in Net Assets

	Large-Cap Value Fund		Large-Cap Growth Fund		Mid-Cap Value Fund
	Six Months Ended February 29, 2008 (Unaudited)	Year Ended August 31, 2007	Six Months Ended February 29, 2008 (Unaudited)	Year Ended August 31, 2007	Six Months Ended February 29, 2008 (Unaudited)	Year Ended August 31, 2007
Increase (Decrease) in Net Assets
Operations—
Net investment income (loss)	$1,834,479	$4,476,911	$(165,323)	$225,558	$996,729	$2,370,241
Net realized gain (loss) on investments and options transactions	1,663,660	12,010,597	9,359,170	15,689,841	4,528,612	81,960,521
Net realized gain (loss) on futures contracts	—	—	—	120,338	—	53,972
Net realized gain (loss) on foreign currency contracts	—	—	—	—	—	—
Net change in unrealized appreciation/depreciation on investments, options, futures contracts and foreign currency translation	(25,263,958)	26,700,784	(26,382,675)	21,233,535	(52,430,307)	(2,440,345)

Change in net assets resulting from operations	(21,765,819)	43,188,292	(17,188,828)	37,269,272	(46,904,966)	81,944,389

Distributions to Shareholders—
Distributions to shareholders from net investment income
Investor Class of Shares	(1,799,200)	(4,398,291)	(129,544)	(71,728)	(2,041,191)	(2,760,010)
Advisor Class of Shares	(67,055)	(165,345)	(4,858)	(3,161)	(49,371)	(63,118)
Institutional Class of Shares	—	—	—	—	—	—
Distributions to shareholders from net realized gain on investments
Investor Class of Shares	(15,406,842)	(27,773,899)	(20,373,844)	(7,489,417)	(62,614,194)	(52,414,423)
Advisor Class of Shares	(572,569)	(1,033,763)	(766,482)	(331,325)	(1,491,159)	(1,190,564)
Institutional Class of Shares	—	—	—	—	—	—

Change in net assets resulting from distributions to shareholders	(17,845,666)	(33,371,298)	(21,274,728)	(7,895,631)	(66,195,915)	(56,428,115)

Capital Stock Transactions—
Proceeds from sale of shares	120,443,330	39,823,816	77,620,443	27,950,167	95,839,837	73,848,332
Net asset value of shares issued to shareholders in payment of distributions declared	16,275,322	29,749,219	20,378,392	7,504,188	63,350,189	53,623,537
Cost of shares redeemed	(139,562,903)	(69,929,515)	(72,048,663)	(35,988,400)	(232,677,130)	(176,648,083)
Redemption fees	2,443	360	915	368	21,144	4,563

Change in net assets resulting from capital stock transactions	(2,841,808)	(356,120)	25,951,087	(533,677)	(73,465,960)	(49,171,651)

Change in net assets	(42,453,293)	9,460,874	(12,512,469)	28,839,964	(186,566,841)	(23,655,377)
Net Assets:
Beginning of period	341,405,450	331,944,576	256,265,036	227,425,072	585,226,286	608,881,663

End of period	$298,952,157	$341,405,450	$243,752,567	$256,265,036	$398,659,445	$585,226,286

Undistributed net investment income (distributions in excess of net investment income) included in net assets at end of period	$664,008	$695,784	$(166,691)	$133,034	$222,042	$1,315,875

(1)	Reflects operations for the period from June 1, 2007 (start of performance) to August 31, 2007.

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Mid-Cap Growth Fund		Small-Cap Growth Fund		International Stock Fund		Aggregate Bond Fund
Six Months Ended February 29, 2008 (Unaudited)	Year Ended August 31, 2007	Six Months Ended February 29, 2008 (Unaudited)	Year Ended August 31, 2007	Six Months Ended February 29, 2008 (Unaudited)	Year Ended August 31, 2007	Six Months Ended February 29, 2008 (Unaudited)	Year Ended August 31, 2007(1)

$(811,266)	$(1,251,744)	$(1,420,373)	$(2,156,567)	$173,973	$6,721,060	$5,710,976	$2,199,526
7,752,300	27,760,884	3,450,437	41,322,366	725,265	63,289,997	4,028,885	(165,678)
—	536,752	—	809,473	—	—	—	—
—	—	—	—	(860,264)	(1,079,625)	—	—

(10,374,577)	11,195,890	(27,474,872)	10,377,796	(44,179,893)	13,359,610	(389,140)	2,082,049

(3,433,543)	38,241,782	(25,444,808)	50,353,068	(44,140,919)	82,291,042	9,350,721	4,115,897

—	—	—	—	(2,971,761)	(551,295)	(1,761,734)	(555,777)
—	—	—	—	(87,516)	(25,923)	(1,632)	(93)
—	—	—	—	(3,505,265)	(887,517)	(3,895,021)	(1,643,049)

—	—	(46,730,647)	(15,633,272)	(29,578,350)	(27,023,552)	(460,991)	—
—	—	(1,408,805)	(558,154)	(871,061)	(863,610)	(409)	—
—	—	—	—	(28,472,794)	(21,952,876)	(907,877)	—

—	—	(48,139,452)	(16,191,426)	(65,486,747)	(51,304,773)	(7,027,664)	(2,198,919)

81,107,597	41,581,974	117,288,573	53,465,975	121,657,993	97,053,700	78,222,032	205,897,334
—	—	46,741,612	15,589,777	62,812,652	49,857,212	6,511,650	2,159,497
(56,762,565)	(32,737,563)	(87,705,283)	(39,481,694)	(151,329,290)	(81,992,616)	(33,717,506)	(7,284,056)
12,026	111	7,165	4,372	17,534	754	—	—

24,357,058	8,844,522	76,332,067	29,578,430	33,158,889	64,919,050	51,016,176	200,772,775

20,923,515	47,086,304	2,747,807	63,740,072	(76,468,777)	95,905,319	53,339,233	202,689,753

227,011,163	179,924,859	263,886,011	200,145,939	525,457,337	429,552,018	202,689,753	—

$247,934,678	$227,011,163	$266,633,818	$263,886,011	$448,988,560	$525,457,337	$256,028,986	$202,689,753

$(1,065,927)	$(254,661)	$(2,708,541)	$(1,288,168)	$(735,822)	$5,654,747	$67,348	$14,759

Statements of Changes in Net Assets

	Government Income Fund		Intermediate Tax-Free Fund		Short-Intermediate Bond Fund
	Six Months Ended February 29, 2008 (Unaudited)	Year Ended August 31, 2007	Six Months Ended February 29, 2008 (Unaudited)	Year Ended August 31, 2007	Six Months Ended February 29, 2008 (Unaudited)	Year Ended August 31, 2007
Increase (Decrease) in Net Assets
Operations—
Net investment income (loss)	$17,180,928	$28,798,882	$1,627,638	$2,888,946	$12,375,027	$31,261,026
Net realized gain (loss) on investments and options transactions	5,846,798	1,212,650	747,545	(336,577)	5,132,249	(2,021,303)
Net realized gain (loss) on futures contracts	—	—	32,597	—	—	—
Net realized gain (loss) on foreign currency contracts	—	—	—	—	—	—
Net change in unrealized appreciation/depreciation on investments, options, futures contracts and foreign currency translation	4,005,907	(281,673)	(1,206,656)	(547,311)	(2,103,636)	(3,458,155)

Change in net assets resulting from operations	27,033,633	29,729,859	1,201,124	2,005,058	15,403,640	25,781,568

Distributions to Shareholders—
Distributions to shareholders from net investment income
Investor Class of Shares	(12,823,607)	(26,838,687)	(1,627,170)	(2,888,545)	(7,230,269)	(29,371,524)
Advisor Class of Shares	(128,420)	(266,134)	—	—	(130,952)	(277,028)
Institutional Class of Shares	(4,037,799)	(1,417,046)	—	—	(5,012,144)	(1,521,546)
Distributions to shareholders from net realized gain on investments
Investor Class of Shares	—	—	—	—	—	—
Advisor Class of Shares	—	—	—	—	—	—
Institutional Class of Shares	—	—	—	—	—	—

Change in net assets resulting from distributions to shareholders	(16,989,826)	(28,521,867)	(1,627,170)	(2,888,545)	(12,373,365)	(31,170,098)

Capital Stock Transactions—
Proceeds from sale of shares	246,188,599	339,057,814	12,914,579	19,282,931	224,970,120	291,488,968
Net asset value of shares issued to shareholders in payment of distributions declared	12,729,877	21,067,467	351,151	622,650	7,188,259	19,630,375
Cost of shares redeemed	(252,934,215)	(252,508,462)	(10,956,346)	(17,202,260)	(290,312,178)	(455,857,890)
Redemption fees	20,768	10,866	392	228	10,714	925

Change in net assets resulting from capital stock transactions	6,005,029	107,627,685	2,309,776	2,703,549	(58,143,085)	(144,737,622)

Change in net assets	16,048,836	108,835,677	1,883,730	1,820,062	(55,112,810)	(150,126,152)
Net Assets:
Beginning of period	697,726,322	588,890,645	82,037,490	80,217,428	546,870,230	696,996,382

End of period	$713,775,158	$697,726,322	$83,921,220	$82,037,490	$491,757,420	$546,870,230

Undistributed net investment income (distributions in excess of net investment income) included in net assets at end of period	$630,683	$439,581	$(57)	$(525)	$294,811	$293,149

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Short-Term Income Fund		Prime Money Market Fund		Government Money Market Fund		Tax-Free Money Market Fund
Six Months Ended February 29, 2008 (Unaudited)	Year Ended August 31, 2007	Six Months Ended February 29, 2008 (Unaudited)	Year Ended August 31, 2007	Six Months Ended February 29, 2008 (Unaudited)	Year Ended August 31, 2007	Six Months Ended February 29, 2008 (Unaudited)	Year Ended August 31, 2007

$2,708,834	$5,348,831	$124,223,417	$240,796,645	$9,232,442	$13,620,708	$9,787,875	$14,927,950

(325,012)	47,748	51,483	7,764	3,806	—	6,827	37,867
1,099,644	432,345	—	—	—	—	—	—
—	—	—	—	—	—	—	—
1,247,562	77,928	—	—	—	—	—	—

4,731,028	5,906,852	124,274,900	240,804,409	9,236,248	13,620,708	9,794,702	14,965,817

(1,574,555)	(4,966,136)	(66,747,220)	(127,670,889)	(4,441,731)	(8,234,819)	(5,053,297)	(8,665,262)
(54,282)	(113,762)	(2,712,672)	(4,857,323)	—	—	—	—
(1,088,546)	(479,191)	(54,763,525)	(108,268,433)	(4,790,711)	(5,385,889)	(4,734,578)	(6,262,688)

—	—	—	—	(1,218)	—	(5,136)	(22,616)
—	—	—	—	—	—	—	—
—	—	—	—	(1,387)	—	(4,306)	(14,880)

(2,717,383)	(5,559,089)	(124,223,417)	(240,796,645)	(9,235,047)	(13,620,708)	(9,797,317)	(14,965,446)

63,139,160	54,464,216	7,894,896,868	15,538,575,940	1,981,601,955	3,017,381,978	839,905,766	1,199,160,497
1,536,081	2,858,046	31,288,427	58,130,914	4,807,233	7,845,674	1,415,545	2,754,411
(67,053,112)	(67,733,207)	(6,738,634,361)	(14,845,340,451)	(1,786,273,310)	(2,846,475,694)	(728,799,132)	(958,670,741)
2,491	198	—	—	—	—	—	—

(2,375,380)	(10,410,747)	1,187,550,934	751,366,403	200,135,878	178,751,958	112,522,179	243,244,167

(361,735)	(10,062,984)	1,187,602,417	751,374,167	200,137,079	178,751,958	112,519,564	243,244,538

119,388,843	129,451,827	4,948,979,686	4,197,605,519	336,707,580	157,955,622	552,256,599	309,012,061

$119,027,108	$119,388,843	$6,136,582,103	$4,948,979,686	$536,844,659	$336,707,580	$664,776,163	$552,256,599

$22,072	$30,621	$9,176	$9,176	$—	$—	$53	$53

Financial Highlights—Investor Class shares (for a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)(4)	Net realized and unrealized gain (loss) on investments, options, futures contracts and foreign currency(4)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain on investments, options, futures contracts and foreign currency transactions	Total distributions	Net asset value, end of period	Total return(1)(8)	Ratios to Average Net Assets(9)
										Net Expenses	Expense waiver(2)	Net investment income (loss)(2)	Net assets, end of period (000 omitted)	Portfolio turnover rate(8)
Large-Cap Value Fund
2003(3)	$12.12	$0.24	$0.42	$0.66	$(0.20)	$—	$(0.20)	$12.58	5.56%	1.23%	—%	2.04%	$343,475	62%
2004(3)	12.58	0.30	1.62	1.92	(0.30)	—	(0.30)	14.20	15.39	1.22	—	2.27	358,354	103
2005(3)	14.20	0.33	1.00	1.33	(0.35)	(0.72)	(1.07)	14.46	9.77	1.22	—	2.30	328,848	103
2006(3)	14.46	0.20	1.36	1.56	(0.20)	(1.88)	(2.08)	13.94	11.99	1.23	0.01	1.47	319,834	121
2007(3)	13.94	0.18	1.55	1.73	(0.18)	(1.19)	(1.37)	14.30	12.89	1.22	0.01	1.26	329,192	43
2008(3)(11)	14.30	0.09	(1.01)	(0.92)	(0.08)	(0.69)	(0.77)	12.61	(6.93)	1.24	—	1.09	185,301	23
Large-Cap Growth Fund
2003(3)	10.59	0.04	0.71	0.75	(0.02)	—	(0.02)	11.32	7.11	1.28	—	0.38	254,286	73
2004(3)	11.32	0.02	0.78	0.80	(0.02)	—	(0.02)	12.10	7.08	1.25	—	0.20	257,684	129
2005(3)	12.10	0.09	1.54	1.63	(0.09)	—	(0.09)	13.64	13.51	1.26	—	0.63	237,294	146
2006(3)	13.64	0.00	0.40	0.40	(0.01)	(1.87)	(1.88)	12.16	2.86	1.27	0.01	0.00	218,109	134
2007(3)	12.16	0.01	1.99	2.00	(0.00)	(0.43)	(0.43)	13.73	16.68	1.27	0.01	0.09	246,811	75
2008(3)(11)	13.73	(0.01)	(0.77)	(0.78)	(0.01)	(1.14)	(1.15)	11.80	(6.77)	1.26	—	(0.15)	178,695	72
Mid-Cap Value Fund
2003(3)	10.65	0.01	1.86	1.87	(0.01)	—	(0.01)	12.51	17.63	1.27	—	0.13	267,309	39
2004(3)	12.51	0.05	2.14	2.19	(0.01)	(0.45)	(0.46)	14.24	17.76	1.22	—	0.44	463,104	33
2005(3)	14.24	0.03	2.61	2.64	(0.06)	(0.96)	(1.02)	15.86	19.16	1.20	—	0.25	637,293	37
2006(3)	15.86	0.07	0.70	0.77	(0.05)	(1.50)	(1.55)	15.08	5.12	1.19	0.01	0.47	595,968	63
2007(3)	15.08	0.06	1.94	2.00	(0.07)	(1.38)	(1.45)	15.63	13.52	1.21	0.01	0.37	572,444	62
2008(3)(11)	15.63	0.03	(1.41)	(1.38)	(0.06)	(1.99)	(2.05)	12.20	(9.91)	1.23	—	0.39	316,413	20
Mid-Cap Growth Fund
2003(3)	9.31	(0.08)	2.34	2.26	—	—	—	11.57	24.27	1.28	—	(0.78)	236,981	121
2004(3)	11.57	(0.10)	(0.32)	(0.42)	—	—	—	11.15	(3.63)	1.24	—	(0.85)	184,632	240
2005(3)	11.15	(0.10)	2.60	2.50	—	—	—	13.65	22.42	1.29	0.01	(0.72)	172,137	188
2006(3)	13.65	(0.09)	0.87	0.78	—	—	—	14.43	5.71	1.30	0.01	(0.64)	175,529	134
2007(3)	14.43	(0.10)	3.13	3.03	—	—	—	17.46	21.00	1.27	0.01	(0.61)	222,095	169
2008(3)(11)	17.46	(0.07)	(0.12)	(0.19)	—	—	—	17.27	(1.09)	1.26	—	(0.67)	202,970	85
Small-Cap Growth Fund
2003(3)	8.75	(0.07)	3.15	3.08	—	—	—	11.83	35.20	1.72	—	(0.82)	90,126	248
2004(3)	11.83	(0.17)	0.94	0.77	—	—	—	12.60	6.51	1.58	—	(1.28)	129,875	267
2005(3)	12.60	(0.18)	3.60	3.42	—	—	—	16.02	27.14	1.55	0.01	(1.21)	155,327	195
2006(3)	16.02	(0.14)	1.93	1.79	—	(1.37)	(1.37)	16.44	11.37	1.54	—	(0.93)	193,170	148
2007(3)	16.44	(0.15)	4.05	3.90	—	(1.33)	(1.33)	19.01	24.73	1.53	0.01	(0.91)	255,894	176
2008(3)(11)	19.01	(0.11)	(1.09)	(1.20)	—	(3.32)	(3.32)	14.49	(8.47)	1.51	—	(1.02)	186,776	90
International Stock Fund
2003(3)	9.31	0.06	0.65	0.71	—	—	—	10.02	7.63	1.54	0.02	0.65	204,477	171
2004(3)	10.02	0.00	1.02	1.02	(0.04)	—	(0.04)	11.00	10.20	1.50	0.02	0.00(5)	216,082	137
2005(3)	11.00	0.09	2.33	2.42	(0.07)	—	(0.07)	13.35	22.03	1.48	0.02	0.70	191,274	150
2006(3)	13.35	0.12	3.06	3.18	(0.12)	—	(0.12)	16.41	23.90	1.49	0.02	0.75	233,098	146
2007(3)	16.41	0.21	2.64	2.85	(0.04)	(1.88)	(1.92)	17.34	18.37	1.45	0.02	1.23	267,675	98
2008(3)(11)	17.34	0.00	(1.34)	(1.34)	(0.20)	(2.00)	(2.20)	13.80	(8.94)	1.47	—	(0.06)	124,697	38
Aggregate Bond Fund
2007(6)	10.00	0.11	0.10	0.21	(0.11)	—	(0.11)	10.10	2.11	0.80	0.14	4.38	59,013	129
2008(11)	10.10	0.24	0.17	0.41	(0.24)	(0.06)	(0.30)	10.21	4.08	0.80	0.09	4.77	67,862	123
Government Income Fund
2003(3)	9.72	0.32	(0.08)	0.24	(0.36)	—	(0.36)	9.60	2.45	0.87	0.33	3.30	382,287	539
2004(3)	9.60	0.43	0.09	0.52	(0.48)	—	(0.48)	9.64	5.50	0.87	0.33	4.49	344,253	113
2005(3)	9.64	0.37	(0.03)	0.34	(0.38)	—	(0.38)	9.60	3.61	0.88	0.33	3.75	475,920	561
2006(3)	9.60	0.42	(0.18)	0.24	(0.42)	—	(0.42)	9.42	2.57	0.86	0.34	4.50	582,466	760
2007(3)	9.42	0.42	0.02	0.44	(0.42)	—	(0.42)	9.44	4.71	0.89	0.29	4.44	550,614	686
2008(3)(11)	9.44	0.23	0.13	0.36	(0.22)	—	(0.22)	9.58	3.87	0.80	0.05	4.75	391,902	127

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Investor Class shares (for a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)(4)	Net realized and unrealized gain (loss) on investments, options, futures contracts and foreign currency(4)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain on investments, options, futures contracts and foreign currency transactions	Total distributions	Net asset value, end of period	Total return(1)(8)	Ratios to Average Net Assets(9)
										Net Expenses	Expense waiver(2)	Net investment income (loss)(2)	Net assets, end of period (000 omitted)	Portfolio turnover rate(8)
Intermediate Tax-Free Fund
2003(3)	$10.57	$0.38	$(0.07)	$0.31	$(0.38)	$—	$(0.38)	$10.50	2.95%	0.60%	0.50%	3.57%	$102,717	17%
2004(3)	10.50	0.37	0.13	0.50	(0.37)	(0.02)	(0.39)	10.61	4.88	0.62	0.50	3.51	96,952	8
2005(3)	10.61	0.37	(0.18)	0.19	(0.36)	(0.01)	(0.37)	10.43	1.83	0.61	0.50	3.48	90,619	57
2006(3)	10.43	0.35	(0.14)	0.21	(0.35)	(0.26)	(0.61)	10.03	2.12	0.65	0.51	3.48	80,217	31
2007(3)	10.03	0.36	(0.10)	0.26	(0.36)	—	(0.36)	9.93	2.59	0.60	0.53	3.56	82,037	48
2008(3)(11)	9.93	0.19	(0.05)	0.14	(0.19)	—	(0.19)	9.88	1.41	0.55	0.58	3.83	83,921	91
Short-Intermediate Bond Fund
2003(3)	9.44	0.41	0.07	0.48	(0.45)	—	(0.45)	9.47	5.10	0.72	0.29	4.30	629,664	317
2004(3)	9.47	0.38	0.06	0.44	(0.41)	—	(0.41)	9.50	4.68	0.72	0.29	3.98	625,908	278
2005(3)	9.50	0.35	(0.08)	0.27	(0.37)	—	(0.37)	9.40	2.90	0.73	0.30	3.70	646,961	357
2006(3)	9.40	0.40	(0.17)	0.23	(0.40)	—	(0.40)	9.23	2.56	0.73	0.30	4.39	690,447	430
2007(3)	9.23	0.43	(0.08)	0.35	(0.42)	—	(0.42)	9.16	3.86	0.75	0.26	4.56	359,507	421
2008(3)(11)	9.16	0.22	0.05	0.27	(0.21)	—	(0.21)	9.22	3.02	0.80	0.05	4.69	116,420	121
Short-Term Income Fund
2003(3)	9.42	0.33	(0.03)	0.30	(0.40)	—	(0.40)	9.32	3.22	0.58	0.57	3.47	150,302	43
2004(3)	9.32	0.27	(0.02)	0.25	(0.36)	—	(0.36)	9.21	2.75	0.54	0.57	2.94	148,735	40
2005(3)	9.21	0.26	(0.10)	0.16	(0.34)	—	(0.34)	9.03	1.74	0.54	0.57	2.95	135,894	52
2006(3)	9.03	0.31	0.04	0.35	(0.38)	—	(0.38)	9.00	3.92	0.58	0.58	3.45	126,788	19
2007(3)	9.00	0.38	0.04	0.42	(0.40)	—	(0.40)	9.02	4.78	0.58	0.52	4.28	75,677	52
2008(3)(11)	9.02	0.20	0.15	0.35	(0.20)	—	(0.20)	9.17	3.96	0.60	0.19	4.50	31,017	22
Prime Money Market Fund
2003	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.05	0.45	0.03	1.04	1,889,427	—
2004	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.76	0.45	0.04	0.76	2,123,605	—
2005	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	2.22	0.45	0.04	2.20	2,078,992	—
2006	1.00	0.04	—	0.04	(0.04)	—	(0.04)	1.00	4.25	0.45	0.04	4.19	2,453,274	—
2007	1.00	0.05	—	0.05	(0.05)	—	(0.05)	1.00	5.06	0.45	0.02	4.95	2,753,457	—
2008(11)	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	2.29	0.45	0.02	4.53	3,037,217	—
Government Money Market Fund
2004(7)	1.00	0.00	—	0.00	0.00	—	0.00	1.00	0.23	0.45	0.17	0.96	118,401	—
2005	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	2.11	0.45	0.18	2.09	121,712	—
2006	1.00	0.04	—	0.04	(0.04)	—	(0.04)	1.00	4.16	0.45	0.17	4.09	92,339	—
2007	1.00	0.05	—	0.05	(0.05)	—	(0.05)	1.00	4.99	0.45	0.13	4.88	199,797	—
2008(11)	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	2.11	0.45	0.11	4.17	229,747	—
Tax-Free Money Market Fund
2005(10)	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	1.60	0.45	0.14	1.76	142,826	—
2006	1.00	0.03	—	0.03	(0.03)	—	(0.03)	1.00	2.84	0.45	0.13	2.85	192,603	—
2007	1.00	0.03	—	0.03	(0.03)	—	(0.03)	1.00	3.33	0.45	0.13	3.28	308,414	—
2008(11)	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	1.54	0.45	0.10	3.07	269,350	—

(1)	Based on net asset value.
(2)	This voluntary expense decrease is reflected in both the expense and net investment income (loss) ratios shown.
(3)	Redemption fees consisted of the following per share amounts:

	Per Share Amount
Fund	2003	2004	2005	2006	2007	2008(11)
International Stock Fund	$0.01	$0.00	$0.00	$0.00	$0.00	$0.00
Intermediate Tax-Free Fund	0.01	0.00	0.00	0.00	0.00	0.00

Funds not shown had redemption fees of less than $0.01.

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Investor Class shares (for a share outstanding throughout each period)

(4)	Per share information is based on average shares outstanding.
(5)	Represents less than 0.005%.
(6)	Reflects operations for the period from June 1, 2007 (start of performance) to August 31, 2007.
(7)	Reflects operations for the period from May 17, 2004 (start of performance) to August 31, 2004.
(8)	Not annualized for periods less than one year.
(9)	Annualized for periods less than one year.
(10)	Reflects operations for the period from September 22, 2004 (start of performance) to August 31, 2005.
(11)	For the six months ended February 29, 2008 (unaudited).

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Advisor Class shares (for a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)(4)	Net realized and unrealized gain (loss) on investments, options, futures contracts and foreign currency(4)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain on investments, options, futures contracts and foreign currency transactions	Total distributions	Net asset value, end of period	Total return(1)(6)	Ratios to Average Net Assets(7)			Net assets, end of period (000 omitted)	Portfolio turnover rate(6)
										Net Expenses	Expense waiver(2)	Net investment income (loss)(2)
Large-Cap Value Fund
2003(3)	$12.12	$0.24	$0.42	$0.66	$(0.20)	$—	$(0.20)	$12.58	5.56%	1.23%	0.25%	2.03%	$5,757	62%
2004(3)	12.58	0.30	1.62	1.92	(0.30)	—	(0.30)	14.20	15.39	1.22	0.25	2.30	10,255	103
2005(3)	14.20	0.32	1.01	1.33	(0.35)	(0.72)	(1.07)	14.46	9.77	1.22	0.25	2.30	11,918	103
2006(3)	14.46	0.20	1.36	1.56	(0.20)	(1.88)	(2.08)	13.94	11.99	1.23	0.05	1.47	12,110	121
2007(3)	13.94	0.18	1.55	1.73	(0.18)	(1.19)	(1.37)	14.30	12.89	1.22	0.01	1.26	12,213	43
2008(3)(8)	14.30	0.08	(1.00)	(0.92)	(0.08)	(0.69)	(0.77)	12.61	(6.93)	1.24	—	1.11	10,350	23
Large-Cap Growth Fund
2003(3)	10.59	0.04	0.71	0.75	(0.02)	—	(0.02)	11.32	7.11	1.28	0.25	0.37	6,349	73
2004(3)	11.32	0.02	0.78	0.80	(0.02)	—	(0.02)	12.10	7.08	1.25	0.25	0.20	8,126	129
2005(3)	12.10	0.08	1.55	1.63	(0.09)	—	(0.09)	13.64	13.51	1.26	0.25	0.63	8,796	146
2006(3)	13.64	0.00	0.40	0.40	(0.01)	(1.87)	(1.88)	12.16	2.86	1.27	0.05	0.00	9,316	134
2007(3)	12.16	0.01	1.99	2.00	(0.00)	(0.43)	(0.43)	13.73	16.68	1.27	0.01	0.09	9,454	75
2008(3)(8)	13.73	(0.01)	(0.77)	(0.78)	(0.01)	(1.14)	(1.15)	11.80	(6.77)	1.26	—	(0.14)	8,193	72
Mid-Cap Value Fund
2003(3)	10.65	0.01	1.86	1.87	(0.01)	—	(0.01)	12.51	17.63	1.27	0.25	0.13	5,428	39
2004(3)	12.51	0.05	2.14	2.19	(0.01)	(0.45)	(0.46)	14.24	17.76	1.22	0.25	0.42	8,456	33
2005(3)	14.24	0.03	2.61	2.64	(0.06)	(0.96)	(1.02)	15.86	19.16	1.20	0.25	0.25	12,497	37
2006(3)	15.86	0.07	0.70	0.77	(0.05)	(1.50)	(1.55)	15.08	5.12	1.19	0.05	0.47	12,914	63
2007(3)	15.08	0.06	1.94	2.00	(0.07)	(1.38)	(1.45)	15.63	13.52	1.21	0.01	0.37	12,782	62
2008(3)(8)	15.63	0.03	(1.41)	(1.38)	(0.06)	(1.99)	(2.05)	12.20	(9.91)	1.23	—	0.41	9,853	20
Mid-Cap Growth Fund
2003(3)	9.31	(0.08)	2.34	2.26	—	—	—	11.57	24.27	1.28	0.25	(0.79)	3,663	121
2004(3)	11.57	(0.10)	(0.32)	(0.42)	—	—	—	11.15	(3.63)	1.24	0.25	(0.84)	4,209	240
2005(3)	11.15	(0.10)	2.60	2.50	—	—	—	13.65	22.42	1.29	0.26	(0.72)	4,784	188
2006(3)	13.65	(0.10)	0.88	0.78	—	—	—	14.43	5.71	1.30	0.05	(0.64)	4,396	134
2007(3)	14.43	(0.11)	3.14	3.03	—	—	—	17.46	21.00	1.27	0.01	(0.61)	4,916	169
2008(8)	17.46	(0.06)	(0.13)	(0.19)	—	—	—	17.27	(1.09)	1.26	—	(0.67)	4,896	85
Small-Cap Growth Fund
2003(3)	8.75	(0.07)	3.15	3.08	—	—	—	11.83	35.20	1.72	0.25	(0.76)	3,763	248
2004(3)	11.83	(0.17)	0.94	0.77	—	—	—	12.60	6.51	1.58	0.25	(1.29)	4,857	267
2005(3)	12.60	(0.18)	3.60	3.42	—	—	—	16.02	27.14	1.55	0.26	(1.21)	6,173	195
2006(3)	16.02	(0.15)	1.94	1.79	—	(1.37)	(1.37)	16.44	11.37	1.54	0.04	(0.93)	6,976	148
2007(3)	16.44	(0.17)	4.07	3.90	—	(1.33)	(1.33)	19.01	24.73	1.53	0.01	(0.91)	7,992	176
2008(3)(8)	19.01	—	(1.20)	(1.20)	—	(3.32)	(3.32)	14.49	(8.47)	1.51	—	(1.01)	15,675	90
International Stock Fund
2003(3)	9.30	0.05	0.66	0.71	—	—	—	10.01	7.63	1.54	0.27	0.59	3,735	171
2004(3)	10.01	0.00	1.03	1.03	(0.04)	—	(0.04)	11.00	10.28	1.50	0.27	0.03	4,455	137
2005(3)	11.00	0.09	2.33	2.42	(0.07)	—	(0.07)	13.35	22.03	1.48	0.27	0.70	5,449	150
2006(3)	13.35	0.12	3.06	3.18	(0.12)	—	(0.12)	16.41	23.90	1.49	0.05	0.75	7,739	146
2007(3)	16.41	0.20	2.65	2.85	(0.04)	(1.88)	(1.92)	17.34	18.37	1.45	0.02	1.23	7,771	98
2008(3)(8)	17.34	0.00	(1.34)	(1.34)	(0.20)	(2.00)	(2.20)	13.80	(8.94)	1.47	—	(0.06)	6,754	38

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Advisor Class shares (for a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)(4)	Net realized and unrealized gain (loss) on investments, options, futures contracts and foreign currency(4)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain on investments, options, futures contracts and foreign currency transactions	Total distributions	Net asset value, end of period	Total return(1)(6)	Ratios to Average Net Assets(7)			Net assets, end of period (000 omitted)	Portfolio turnover rate(6)
										Net Expenses	Expense waiver(2)	Net investment income (loss)(2)
Aggregate Bond Fund
2007(5)	$10.00	$0.11	$0.09	$0.20	$(0.11)	$—	$(0.11)	$10.09	2.00%	0.80%	0.14%	4.38%	$20	129%
2008(8)	10.09	0.24	0.18	0.42	(0.24)	(0.06)	(0.30)	10.21	4.19	0.80	0.09	4.77	171	123
Government Income Fund
2003(3)	9.72	0.30	(0.09)	0.21	(0.33)	—	(0.33)	9.60	2.22	1.10	0.35	3.06	4,615	539
2004(3)	9.60	0.41	0.08	0.49	(0.45)	—	(0.45)	9.64	5.26	1.10	0.35	4.30	5,579	113
2005(3)	9.64	0.34	(0.02)	0.32	(0.36)	—	(0.36)	9.60	3.37	1.11	0.35	3.52	6,519	561
2006(3)	9.60	0.40	(0.18)	0.22	(0.40)	—	(0.40)	9.42	2.34	1.09	0.15	4.27	6,425	760
2007(3)	9.42	0.41	0.01	0.42	(0.40)	—	(0.40)	9.44	4.53	1.07	0.11	4.27	5,808	686
2008(3)(8)	9.44	0.22	0.13	0.35	(0.22)	—	(0.22)	9.57	3.76	0.80	0.05	4.75	5,251	127
Short-Intermediate Bond Fund
2003(3)	9.44	0.39	0.06	0.45	(0.42)	—	(0.42)	9.47	4.86	0.95	0.31	4.05	5,403	317
2004(3)	9.47	0.39	0.02	0.41	(0.38)	—	(0.38)	9.50	4.44	0.95	0.31	4.06	6,865	279
2005(3)	9.50	0.33	(0.08)	0.25	(0.35)	—	(0.35)	9.40	2.66	0.96	0.32	3.47	7,123	357
2006(3)	9.40	0.38	(0.17)	0.21	(0.38)	—	(0.38)	9.23	2.33	0.96	0.11	4.16	6,549	430
2007(3)	9.23	0.40	(0.07)	0.33	(0.40)	—	(0.40)	9.16	3.68	0.93	0.07	4.39	5,829	421
2008(8)	9.16	0.22	0.05	0.27	(0.22)	—	(0.22)	9.21	2.91	0.80	0.05	4.69	5,407	121
Short-Term Income Fund
2003(3)	9.42	0.30	(0.02)	0.28	(0.38)	—	(0.38)	9.32	2.99	0.81	0.59	3.19	2,207	43
2004(3)	9.32	0.25	(0.02)	0.23	(0.34)	—	(0.34)	9.21	2.51	0.77	0.59	2.70	2,914	40
2005(3)	9.21	0.25	(0.11)	0.14	(0.32)	—	(0.32)	9.03	1.51	0.77	0.59	2.72	2,792	52
2006(3)	9.03	0.29	0.04	0.33	(0.36)	—	(0.36)	9.00	3.69	0.81	0.39	3.22	2,664	19
2007(3)	9.00	0.37	0.04	0.41	(0.39)	—	(0.39)	9.02	4.60	0.76	0.32	4.11	2,526	52
2008(3)(8)	9.02	0.20	0.16	0.36	(0.20)	—	(0.20)	9.18	4.08	0.60	0.19	4.50	2,134	22
Prime Money Market Fund
2003	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.75	0.75	0.03	0.74	93,059	—
2004	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.46	0.75	0.04	0.45	84,397	—
2005	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	1.91	0.75	0.04	1.90	75,993	—
2006	1.00	0.04	—	0.04	(0.04)	—	(0.04)	1.00	3.94	0.75	0.04	3.89	90,776	—
2007	1.00	0.05	—	0.05	(0.05)	—	(0.05)	1.00	4.75	0.75	0.02	4.65	115,093	—
2008(8)	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	2.13	0.75	0.02	4.23	157,196	—

(1)	Based on net asset value, which does not reflect the sales charge, or contingent deferred sales charge, if applicable.
(2)	This voluntary expense decrease is reflected in both the expense and net investment income (loss) ratios.
(3)	Redemption fees consisted of the following per share amounts.

	Per Share Amount
Fund	2003	2004	2005	2006	2007	2008(8)
International Stock Fund	$0.01	$0.01	$0.00	$0.00	$0.00	$0.00

Funds not shown had redemption fees of less than $0.01.

(4)	Per share information is based on average shares outstanding.
(5)	Reflects operations for the period from June 1, 2007 (start of performance) to August 31, 2007.
(6)	Not annualized for periods less than one year.
(7)	Annualized for periods less than one year.
(8)	For the six months ended February 29, 2008 (unaudited).

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Institutional Class shares (for a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)(4)	Net realized and unrealized gain (loss) on investments, options, futures contracts and foreign currency(4)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain on investments, options, futures contracts and foreign currency transactions	Total distributions	Net asset value, end of period	Total return(1)(5)	Ratios to Average Net Assets(7)			Net assets, end of period (000 omitted)	Portfolio turnover rate(5)
										Net Expenses	Expense waiver(2)	Net investment income (loss)(2)
Large-Cap Value Fund
2008(10)	$12.99	$0.01	$(0.39)	$(0.38)	$—	$—	$—	$12.61	(2.93)%	1.04%	—%	2.09%	$103,301	23%
Large-Cap Growth Fund
2008(10)	11.97	—	(0.17)	(0.17)	—	—	—	11.80	(1.42)	1.05	—	0.68	56,865	72
Mid-Cap Value Fund
2008(10)	12.55	0.01	(0.36)	(0.35)	—	—	—	12.20	(2.79)	1.00	—	1.09	72,393	20
Mid-Cap Growth Fund
2008(10)	17.09	—	0.19	0.19	—	—	—	17.28	1.11	1.06	—	(0.12)	40,069	85
Small-Cap Growth Fund
2008(10)	14.73	(0.01)	(0.23)	(0.24)	—	—	—	14.49	(1.63)	1.32	—	(0.63)	64,183	90
International Stock Fund
2003(3)	9.37	0.08	0.66	0.74	—	—	—	10.11	7.90	1.29	0.02	0.90	116,761	171
2004(3)	10.11	0.04	1.02	1.06	(0.06)	—	(0.06)	11.11	10.52	1.25	0.02	0.36	242,089	137
2005(3)	11.11	0.16	2.32	2.48	(0.07)	—	(0.07)	13.52	22.38	1.23	0.02	0.95	168,128	150
2006(3)	13.52	0.17	3.07	3.24	(0.15)	—	(0.15)	16.61	24.14	1.24	0.02	1.00	188,715	146
2007(3)	16.61	0.24	2.68	2.92	(0.07)	(1.88)	(1.95)	17.58	18.65	1.20	0.02	1.48	250,012	98
2008(3)(11)	17.58	0.03	(1.33)	(1.30)	(0.24)	(2.00)	(2.24)	14.04	(8.56)	1.22	—	0.19	317,538	38
Aggregate Bond Fund
2007(9)	10.00	0.12	0.10	0.22	(0.12)	—	(0.12)	10.10	2.18	0.55	0.14	4.63	143,657	129
2008(11)	10.10	0.25	0.17	0.42	(0.25)	(0.06)	(0.31)	10.21	4.21	0.55	0.09	5.02	187,996	123
Government Income Fund
2007(9)	9.41	0.11	0.03	0.14	(0.11)	—	(0.11)	9.44	1.54	0.55	0.13	4.87	141,305	686
2008(3)(11)	9.44	0.23	0.13	0.36	(0.23)	—	(0.23)	9.57	3.89	0.55	0.05	5.00	316,622	127
Short-Intermediate Bond Fund
2007(9)	9.17	0.11	(0.01)	0.10	(0.11)	—	(0.11)	9.16	1.12	0.55	0.08	4.90	181,534	421
2008(3)(11)	9.16	0.22	0.05	0.27	(0.22)	—	(0.22)	9.21	3.04	0.55	0.05	4.94	369,930	121
Short-Term Income Fund
2007(9)	9.02	0.11	—	0.11	(0.11)	—	(0.11)	9.02	1.20	0.35	0.23	4.65	41,186	52
2008(11)	9.02	0.22	0.16	0.38	(0.22)	—	(0.22)	9.18	4.20	0.35	0.19	4.75	85,876	22
Prime Money Market Fund
2003	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.30	0.20	0.03	1.26	1,302,242	—
2004	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.01	0.20	0.04	1.01	1,532,640	—
2005	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	2.47	0.20	0.04	2.45	1,550,128	—
2006	1.00	0.04	—	0.04	(0.04)	—	(0.04)	1.00	4.51	0.20	0.04	4.44	1,653,556	—
2007	1.00	0.05	—	0.05	(0.05)	—	(0.05)	1.00	5.33	0.20	0.02	5.20	2,080,429	—
2008(11)	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	2.41	0.20	0.02	4.78	2,942,169	—
Government Money Market Fund
2004(6)	1.00	—	—	—	—	—	—	1.00	0.28	0.20	0.17	1.18	64,212	—
2005	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	2.37	0.20	0.18	2.34	37,372	—
2006	1.00	0.04	—	0.04	(0.04)	—	(0.04)	1.00	4.42	0.20	0.17	4.34	65,616	—
2007	1.00	0.05	—	0.05	(0.05)	—	(0.05)	1.00	5.25	0.20	0.13	5.13	136,910	—
2008(11)	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	2.24	0.20	0.11	4.42	307,098	—
Tax-Free Money Market Fund
2005(8)	1.00	—	—	—	—	—	—	1.00	0.39	0.20	0.06	0.78	24,211	—
2006	1.00	0.03	—	0.03	(0.03)	—	(0.03)	1.00	3.09	0.20	0.13	3.10	116,409	—
2007	1.00	0.04	—	0.04	(0.04)	—	(0.04)	1.00	3.59	0.20	0.13	3.53	243,842	—
2008(11)	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	1.67	0.20	0.10	3.32	395,426	—

(1)	Based on net asset value.
(2)	This voluntary expense decrease is reflected in both the expense and net investment income (loss) ratios.

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Institutional Class shares (for a share outstanding throughout each period)

(3)	Redemption fees consisted of the following per share amounts.

	Per Share Amount
Fund	2003	2004	2005	2006	2007	2008(11)
International Stock Fund	$0.01	$0.00	$0.00	$0.00	$0.00	$0.00

Funds not shown had redemption fees of less than $0.01.

(4)	Per share information is based on average shares outstanding.
(5)	Not annualized for periods less than one year.
(6)	Reflects operations for the period from May 28, 2004 (start of performance) to August 31, 2004.
(7)	Annualized for periods less than one year.
(8)	Reflects operations for the period from June 29, 2005 (start of performance) to August 31, 2005.
(9)	Reflects operations for the period from June 1, 2007 (start of performance) to August 31, 2007.
(10)	Reflects operations for the period from February 1, 2008 (start of performance) to February 29, 2008.
(11)	For the six months ended February 29, 2008 (unaudited).

(See Notes which are an integral part of the Financial Statements)

February 29, 2008 (Unaudited)

Notes to Financial Statements

1.	Organization

Marshall Funds, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of fourteen diversified portfolios (individually referred to as the “Fund,” or collectively as the “Funds”), with multiple classes of shares as indicated in the accompanying table:

Portfolio Name	Advisor Class	Investor Class	Institutional Class	Investment Objective
Marshall Large-Cap Value Fund (“Large-Cap Value Fund”)	X	X	X*	To provide capital appreciation and above-average dividend income.
Marshall Large-Cap Growth Fund (“Large-Cap Growth Fund”)	X	X	X*	To provide capital appreciation.
Marshall Mid-Cap Value Fund (“Mid-Cap Value Fund”)	X	X	X*	To provide capital appreciation.
Marshall Mid-Cap Growth Fund (“Mid-Cap Growth Fund”)	X	X	X*	To provide capital appreciation.
Marshall Small-Cap Growth Fund (“Small-Cap Growth Fund”)	X	X	X*	To provide capital appreciation.
Marshall International Stock Fund (“International Stock Fund”)	X	X	X	To provide capital appreciation.
Marshall Aggregate Bond Fund (“Aggregate Bond Fund”)	X	X	X	To maximize total return consistent with current income.
Marshall Government Income Fund (“Government Income Fund”)	X	X	X	To provide current income.
Marshall Intermediate Tax-Free Fund (“Intermediate Tax-Free Fund”)		X		To provide a high level of current income that is exempt from federal income tax and is consistent with preservation of capital.
Marshall Short-Intermediate Bond Fund (“Short-Intermediate Bond Fund”)	X	X	X	To maximize total return consistent with current income.
Marshall Short-Term Income Fund (“Short-Term Income Fund”)	X	X	X	To maximize total return consistent with current income.
Marshall Prime Money Market Fund (“Prime Money Market Fund”)	X	X	X	To provide current income consistent with stability of principal.
Marshall Government Money Market Fund (“Government Money Market Fund”)		X	X	To provide current income consistent with stability of principal.
Marshall Tax-Free Money Market Fund (“Tax-Free Money Market Fund”)		X	X	To provide current income that is exempt from federal income tax and is consistent with stability of principal.

*	Commenced operations on February 1, 2008.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted (“GAAP”) in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Investment Valuations—Listed equity securities are valued each trading day at the last sale price or official closing price reported on a national securities exchange, including NASDAQ. Securities listed on a foreign exchange are valued each trading day at the last closing price on the principal exchange on which they are traded immediately prior to the time for determination of NAV or at fair value as discussed below. Equity securities without a reported trade, U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities with maturities of 60 days or more, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant. The money market funds use the amortized cost method to value portfolio securities in accordance with Rule 2a-7 under the Act. Fixed income securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value. Investments in other open-end registered investment companies are valued at net asset value.

Notes to Financial Statements (continued)

Securities or other assets for which market valuations are not readily available, or are deemed to be inaccurate, are valued at fair value as determined in good faith using methods approved by the Board of Directors (the “Directors”). The Directors have established a Pricing Committee, which is responsible for determinations of fair value, subject to the supervision of the Directors. In determining fair value, the Pricing Committee takes into account all information available and any factors it deems appropriate. Consequently, the price of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security and the differences may be material to the NAV of the respective Fund or the financial statements presented.

Securities held in the International Stock Fund may be listed on foreign exchanges that do not value their listed securities at the same time that the Fund calculates its NAV. Most foreign markets close well before the Fund values its securities, generally 3:00 p.m. (Central Time). The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim, which may affect a security’s value.

The Pricing Committee may determine that a security needs to be fair valued if, among other things, it believes the value of the security might have been materially affected by events occurring after the close of the market in which the security was principally traded, but before the time for determination of the NAV (“a subsequent event”). A subsequent event might include a company-specific development (for example, announcement of a merger that is made after the close of the foreign market), a development that might affect an entire market or region (for example, weather related events) or a potentially global development (such as a terrorist attack that may be expected to have an effect on investor expectations worldwide). The Directors have retained an independent fair value pricing service to assist in valuing foreign securities. The service utilizes statistical data based on historical performance of securities, markets and other data in developing factors used to estimate a fair value. As of February 29, 2008, 89.8% of the total long-term investments of the International Stock Fund were fair valued; none of the securities held in the other Funds were fair valued.

Repurchase Agreements—The Funds’ policy requires the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement, including accrued interest.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the Funds’ adviser (or sub-adviser with respect to International Stock Fund) to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

Investment Income, Expenses and Distributions—Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair market value.

The Funds (except Intermediate Tax-Free Fund) offer multiple classes of shares which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Funds. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in class-specific expenses. Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class of shares based on the total shares outstanding of each class, without distinction between share classes. Expenses attributable to a particular class of shares, such as distribution fees and shareholder servicing fees are allocated directly to that class.

Premium and Discount Amortization/Paydown Gains and Losses—All premiums and discounts on fixed income securities are amortized/accreted for tax and financial statement purposes. Gains and losses realized on principal payments of mortgage-backed securities (paydown gains and losses) are classified as part of net investment income.

Federal Income Taxes—It is the Funds’ policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

Withholding taxes on foreign dividends have been provided in accordance with the applicable country’s tax rules and rates.

When-Issued and Delayed Delivery Transactions—The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the commitment to purchase securities. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts—Certain Funds may purchase futures contracts to manage cash flows, enhance yield, and to potentially reduce transaction costs. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

Marshall Funds

At February 29, 2008, the following Fund had an outstanding futures contract as set forth below:

Fund	Expiration Date	Contracts	Description	Position	Unrealized Appreciation
Short-Term Income Fund	June 2008	175	U.S. 5 Year Note	Long	$270,073

Options Contracts—Certain Funds may write covered call and put options on futures, swaps, securities or currencies a Fund owns, or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. The risk exists that a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in a Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

For the period ended February 29, 2008, the Large-Cap Value Fund had $410,712 in realized losses on all options.

The following is a summary of the Large-Cap Value Fund’s written option activity:

Contracts	Number of Contracts	Premium
Outstanding @ 8/31/07	5,467	$1,026,894
Options written	7,792	1,563,680
Options expired	(3,697)	(604,141)
Options exercised	(714)	(195,005)
Options closed	(4,829)	(973,851)

Outstanding @ 2/29/08	4,019	$817,577

At February 29, 2008, the Large-Cap Value Fund had the following outstanding written options:

Contracts	Type	Expiration Date	Exercise Price	Number of Contracts	Market Value	Unrealized Appreciation (Depreciation)
Apache Corp.	Call	April 2008	$125	200	$54,000	$(29,600)
Deere & Co.	Call	March 2008	100	150	—	18,300
Devon Energy Corp.	Call	April 2008	110	210	63,525	(35,805)
Freeport-McMoRan Copper & Gold, Inc.	Call	March 2008	110	300	41,850	(14,902)
Goldman Sachs Group, Inc.	Call	April 2008	270	233	—	149,756
Hess Corp.	Call	March 2008	105	60	3,450	3,870
Lehman Brothers Holdings, Inc.	Call	April 2008	80	709	—	129,036
Morgan Stanley	Call	July 2008	60	100	5,250	1,550
Chevron Corp.	Put	March 2008	75	1,580	19,750	335,854
Morgan Stanley	Put	March 2008	40	477	52,470	19,223

Total				4,019		$577,282

Notes to Financial Statements (continued)

Foreign Exchange Contracts—Certain Funds may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. Certain Funds may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross hedge against either specific transactions or portfolio positions. The objective of certain Funds’ foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of these Funds’ foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are “marked-to-market” daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Foreign Currency Translation—The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (“FC”) are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Securities Lending—Certain Funds participate in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. The Funds receive cash as collateral in return for the securities and record a corresponding payable for collateral due to the respective broker. The amount of cash collateral received is maintained at a minimum level of 100% of the prior day’s market value on securities loaned. Collateral is reinvested in short-term securities including overnight repurchase agreements, commercial paper, master notes, floating rate corporate notes (with at least quarterly reset rates) and money market funds. On May 18, 2000, the Securities and Exchange Commission issued an order to the Marshall Funds that exempts certain securities lending activities from prohibitions under the Act. Under the terms of the exemptive order, (i) the Funds may pay a portion of net revenue to Marshall & Ilsley Trust Company N.A. (“M&I Trust”) for its services as securities lending agent, and (ii) cash collateral received for a loan of one Fund’s securities may be invested jointly with collateral received for loans of other Funds’ securities.

Marshall Funds

Cash collateral was jointly pooled and invested in the following securities as of February 29, 2008 (1):

Alliance & Leicester PLC, 3.213%, 3/10/2008		$19,800,000
Allstate Life Global Fd II, 3.219%, 3/17/2008		19,986,000
American Express Credit, 3.241%, 3/5/2008		20,000,000
American General Finance, 3.181%, 3/17/2008		19,995,200
Aust. & N.Z. Banking Group, 3.155%, 3/24/2008		19,980,560
Banco Santander Totta LN, 3.129%, 3/17/2008		14,989,200
Barclays Capital Repo, 3.050%, 3/3/2008		4,000,000
Bayerische Landesbank NY, 3.195%, 3/24/2008		19,950,000
Bear Stearns Co., 3.185%, 3/28/2008		5,884,686
Bear Stearns Co., 3.241%, 3/5/2008		14,820,000
BMW US Capital LLC, 3.141%, 3/17/2008		21,988,560
Canadian Imperial Bank, 3.211%, 3/17/2008		15,003,600
Citigroup Funding, Inc., 3.210%, 3/3/2008		24,981,957
Credit Suisse First Boston, 3.335%, 3/3/2008		19,932,200
DNB NOR Bank ASA, 3.135%, 3/25/2008		19,956,740
Dreyfus Money Market Fund, 3.497%, 3/3/2008		5,000,000
Greenwich Capital Holdings, 3.275%, 3/3/2008		20,000,000
HBOS Treasury Services PLC, 3.334%, 3/3/2008		19,981,200
HSBC Finance Corp., 3.185%, 3/24/2008		14,998,050
HSH Nordbank NY, 3.195%, 3/23/2008		19,986,600
IBM Corp., 3.223%, 3/10/2008		19,977,800
ING USA Annuity and Life, 3.285%, 3/26/2008		20,000,000
Irish Life & Permanent, 3.148%, 3/24/2008		19,968,800
Metlife Insurance FA, 3.314%, 3/3/2008		20,000,000
National City Bank, 3.345%, 3/3/2008		29,820,000
National Rural Utilities Coop., 3.274%, 3/3/2008		20,000,000
Northern Rock PLC, 3.214%, 3/3/2008		19,719,600
Provident Money Market Fund, 3.758%, 3/3/2008		438,086,930
SLM Corp., 3.124%, 3/20/2008		19,856,400
Unilever Capital Corp., 3.144%, 3/12/2008		14,984,355
Wachovia Securities LLP, 3.210%, 3/3/2008		15,000,000
Westlb AG NY FRN, 3.225%, 3/10/2008		14,981,415
Westpac Bank NY, 5.201%, 3/18/2008		10,000,800

Total		$1,003,630,653

Fund	Value of Securities Loaned	Payable on Collateral Due to Brokers
Large-Cap Value Fund	$28,784,025	$29,413,277
Large-Cap Growth Fund	40,450,326	41,334,610
Mid-Cap Value Fund	53,281,218	54,445,999
Mid-Cap Growth Fund	58,856,121	60,142,774
Small-Cap Growth Fund	126,168,315	128,926,480
International Stock Fund	97,535,575	99,667,797
Aggregate Bond Fund	88,058,227	89,983,266
Government Income Fund	337,159,863	344,530,509
Short-Intermediate Bond Fund	134,448,974	137,388,161
Short-Term Income Fund	17,417,027	17,797,780

Total	$982,159,671	$1,003,630,653

(1)	The collateral pool is managed by the fund manager of the Short-Term Income, Prime Money Market and Government Money Market Funds, at no cost to the Funds.

Notes to Financial Statements (continued)

Restricted Securities—Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith using methods approved by the Directors. The money market funds’ restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on each illiquid restricted security held by the Funds at February 29, 2008 is as follows:

Fund	Security	Acquisition Date	Acquisition Cost	Value
Short-Term Income Fund	Pegasus Aviation Lease Securitization	5/5/1999	$750,654	$285,248
Prime Money Market Fund	Genworth Life Insurance Co.	4/20/2004	75,000,000	75,000,000
Prime Money Market Fund	Metropolitan Life Insurance Co.	5/3/2004	65,000,000	65,000,000
Prime Money Market Fund	Metropolitan Life Insurance Co.	1/30/2004	50,000,000	50,000,000
Prime Money Market Fund	ING USA Annuity & Life Insurance Co.	6/20/2007	150,000,000	150,000,000
Tax-Free Money Market Fund	Municipal Securities Trust	1/11/2008	6,245,000	6,245,000

Redemption Fees—The Funds (other than the Prime Money Market Fund, Government Money Market Fund, and Tax-Free Money Market Fund) impose a 2.00% redemption fee to shareholders who redeem shares held for 30 days or less. All redemption fees are recorded by the Funds as paid-in-capital.

Commitments and Contingencies—In the normal course of business, the Corporation enters into contracts that provide general indemnifications to other parties. The Corporation’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Corporation that have not yet occurred. However, the Corporation has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Other—Investment transactions are accounted for on a trade date basis. Net realized gains and losses on securities are computed on the basis of specific security lot identification.

3.	Capital Stock

The Articles of Incorporation permit the Directors to issue an indefinite number of full and fractional shares of common stock, par value $0.0001 per share. Transactions in capital stock were as follows:

	Period Ended February 29, 2008		Year Ended August 31, 2007

	Shares	Amount	Shares	Amount
LARGE-CAP VALUE FUND—INVESTOR CLASS
Shares sold	1,188,293	$16,126,729	2,698,850	$38,343,945
Shares issued to shareholders in payment of distributions declared	1,124,720	15,669,648	2,068,517	28,602,716
Shares redeemed	(10,639,590)	(136,812,565)	(4,689,928)	(67,038,896)

Net change resulting from Investor Class Share transactions	(8,326,577)	$(105,016,188)	77,439	$(92,235)
LARGE-CAP VALUE FUND—ADVISOR CLASS
Shares sold	21,834	$313,334	103,705	$1,479,871
Shares issued to shareholders in payment of distributions declared	43,424	605,674	82,825	1,146,503
Shares redeemed	(98,552)	(1,353,878)	(201,179)	(2,890,619)

Net change resulting from Advisor Class Share transactions	(33,294)	$(434,870)	(14,649)	$(264,245)

Marshall Funds

	Period Ended February 29, 2008		Year Ended August 31, 2007

	Shares	Amount	Shares	Amount
LARGE-CAP VALUE FUND—INSTITUTIONAL CLASS(1)
Shares sold	8,300,067	$104,003,267	—	$—
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(109,406)	(1,396,460)	—	—

Net change resulting from Institutional Class Share transactions	8,190,661	$102,606,807	—	$—

Net change resulting from Fund Share transactions	(169,210)	$(2,844,251)	62,790	$(356,480)

LARGE-CAP GROWTH FUND—INVESTOR CLASS
Shares sold	1,630,496	$20,786,742	2,031,750	$26,701,351
Shares issued to shareholders in payment of distributions declared	1,449,855	19,631,901	554,491	7,179,880
Shares redeemed	(5,913,468)	(70,795,741)	(2,536,676)	(33,365,728)

Net change resulting from Investor Class Share transactions	(2,833,117)	$(30,377,098)	49,565	$515,503
LARGE-CAP GROWTH FUND—ADVISOR CLASS
Shares sold	23,209	$323,486	95,919	$1,248,816
Shares issued to shareholders in payment of distributions declared	55,129	746,491	25,046	324,308
Shares redeemed	(72,519)	(955,017)	(198,139)	(2,622,672)

Net change resulting from Advisor Class Share transactions	5,819	$114,960	(77,174)	$(1,049,548)
LARGE-CAP GROWTH FUND—INSTITUTIONAL CLASS(1)
Shares sold	4,845,873	$56,510,215	—	$—
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(24,922)	(297,905)	—	—

Net change resulting from Institutional Class Share transactions	4,820,951	$56,212,310	—	$—

Net change resulting from Fund Share transactions	1,993,653	$25,950,172	(27,609)	$(534,045)

MID-CAP VALUE FUND—INVESTOR CLASS
Shares sold	1,421,392	$19,935,487	4,506,982	$71,541,427
Shares issued to shareholders in payment of distributions declared	4,632,735	61,903,018	3,441,995	52,448,707
Shares redeemed	(16,750,047)	(228,336,010)	(10,846,661)	(172,476,227)

Net change resulting from Investor Class Share transactions	(10,695,920)	$(146,497,505)	(2,897,684)	$(48,486,093)

Notes to Financial Statements (continued)

	Period Ended February 29, 2008		Year Ended August 31, 2007

	Shares	Amount	Shares	Amount
MID-CAP VALUE FUND—ADVISOR CLASS
Shares sold	53,473	$744,230	146,318	$2,306,905
Shares issued to shareholders in payment of distributions declared	108,301	1,447,171	77,101	1,174,830
Shares redeemed	(171,742)	(2,445,411)	(262,011)	(4,171,856)

Net change resulting from Advisor Class Share transactions	(9,968)	$(254,010)	(38,592)	$(690,121)
MID-CAP VALUE FUND—INSTITUTIONAL CLASS(1)
Shares sold	6,085,767	$75,160,120	—	$—
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(152,050)	(1,895,709)	—	—

Net change resulting from Institutional Class Share transactions	5,933,717	$73,264,411	—	$—

Net change resulting from Fund Share transactions	(4,772,171)	$(73,487,104)	(2,936,276)	$(49,176,214)

MID-CAP GROWTH FUND—INVESTOR CLASS
Shares sold	2,274,309	$41,192,536	2,540,798	$41,115,818
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(3,242,988)	(56,020,484)	(1,982,445)	(31,888,170)

Net change resulting from Investor Class Share transactions	(968,679)	$(14,827,948)	558,353	$9,227,648
MID-CAP GROWTH FUND—ADVISOR CLASS
Shares sold	26,142	$482,722	29,141	$466,156
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(24,183)	(442,288)	(52,183)	(849,393)

Net change resulting from Advisor Class Share transactions	1,959	$40,434	(23,042)	$(383,237)
MID-CAP GROWTH FUND—INSTITUTIONAL CLASS(1)
Shares sold	2,335,953	$39,432,339	—	$—
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(17,216)	(299,793)	—	—

Net change resulting from Institutional Class Share transactions	2,318,737	$39,132,546	—	$—

Net change resulting from Fund Share transactions	1,352,017	$24,345,032	535,311	$8,844,411

Marshall Funds

	Period Ended February 29, 2008		Year Ended August 31, 2007

	Shares	Amount	Shares	Amount
SMALL-CAP GROWTH FUND—INVESTOR CLASS
Shares sold	2,449,309	$42,256,656	2,892,676	$51,671,522
Shares issued to shareholders in payment of distributions declared	2,739,815	45,371,334	887,422	15,050,676
Shares redeemed	(5,759,613)	(86,196,673)	(2,064,509)	(37,030,747)

Net change resulting from Investor Class Share transactions	(570,489)	$1,431,317	1,715,589	$29,691,451
SMALL-CAP GROWTH FUND—ADVISOR CLASS
Shares sold	646,432	$10,508,690	101,335	$1,794,453
Shares issued to shareholders in payment of distributions declared	82,746	1,370,278	31,786	539,101
Shares redeemed	(67,673)	(1,114,448)	(137,092)	(2,450,947)

Net change resulting from Advisor Class Share transactions	661,505	$10,764,520	(3,971)	$(117,393)
SMALL-CAP GROWTH FUND—INSTITUTIONAL CLASS(1)
Shares sold	4,455,486	$64,523,227	—	$—
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(26,653)	(394,162)	—	—

Net change resulting from Institutional Class Share transactions	4,428,833	$64,129,065	—	$—

Net change resulting from Fund Share transactions	4,519,849	$76,324,902	1,711,618	$29,574,058

INTERNATIONAL STOCK FUND—INVESTOR CLASS
Shares sold	753,010	$12,181,999	2,619,474	$44,213,946
Shares issued to shareholders in payment of distributions declared	1,964,939	29,945,667	1,648,897	26,283,427
Shares redeemed	(9,122,642)	(125,760,696)	(3,029,744)	(52,106,825)

Net change resulting from Investor Class Share transactions	(6,404,693)	$(83,633,030)	1,238,627	$18,390,548
INTERNATIONAL STOCK FUND—ADVISOR CLASS
Shares sold	29,306	$464,821	51,800	$880,705
Shares issued to shareholders in payment of distributions declared	60,409	920,629	49,373	787,005
Shares redeemed	(48,621)	(779,450)	(124,418)	(2,106,532)

Net change resulting from Advisor Class Share transactions	41,094	$606,000	(23,245)	$(438,822)
INTERNATIONAL STOCK FUND—INSTITUTIONAL CLASS
Shares sold	7,912,855	$109,011,173	3,046,613	$51,959,049
Shares issued to shareholders in payment of distributions declared	2,065,052	31,946,356	1,411,821	22,786,780
Shares redeemed	(1,574,342)	(24,789,144)	(1,600,543)	(27,779,259)

Net change resulting from Institutional Class Share transactions	8,403,565	$116,168,385	2,857,891	$46,966,570

Net change resulting from Fund Share transactions	2,039,966	$33,141,355	4,073,273	$64,918,296

Notes to Financial Statements (continued)

	Period Ended February 29, 2008		Year Ended August 31, 2007

	Shares	Amount	Shares	Amount
AGGREGATE BOND FUND—INVESTOR CLASS(2)
Shares sold	3,612,002	$36,902,101	5,956,110	$59,561,312
Shares issued to shareholders in payment of distributions declared	179,622	1,839,364	52,417	525,296
Shares redeemed	(2,991,378)	(30,653,310)	(162,840)	(1,626,228)

Net change resulting from Investor Class Share transactions	800,246	$8,088,155	5,845,687	$58,460,380
AGGREGATE BOND FUND—ADVISOR CLASS(2)
Shares sold	15,573	$159,756	1,969	$19,638
Shares issued to shareholders in payment of distributions declared	194	1,991	8	82
Shares redeemed	(978)	(9,932)	—	—

Net change resulting from Advisor Class Share transactions	14,789	$151,815	1,977	$19,720
AGGREGATE BOND FUND—INSTITUTIONAL CLASS(2)
Shares sold	4,024,352	$41,160,175	14,632,665	$146,316,384
Shares issued to shareholders in payment of distributions declared	456,126	4,670,295	163,102	1,634,119
Shares redeemed	(299,106)	(3,054,264)	(565,395)	(5,657,828)

Net change resulting from Institutional Class Share transactions	4,181,372	$42,776,206	14,230,372	$142,292,675

Net change resulting from Fund Share transactions	4,996,407	$51,016,176	20,078,036	$200,772,775

GOVERNMENT INCOME FUND—INVESTOR CLASS
Shares sold	6,531,263	$62,500,545	20,415,133	$192,946,936
Shares issued to shareholders in payment of distributions declared	935,029	8,952,677	2,053,764	19,427,414
Shares redeemed	(24,860,919)	(238,935,513)	(25,970,107)	(243,689,339)

Net change resulting from Investor Class Share transactions	(17,394,627)	$(167,482,291)	(3,501,210)	$(31,314,989)
GOVERNMENT INCOME FUND—ADVISOR CLASS
Shares sold	24,886	$237,420	111,781	$1,057,950
Shares issued to shareholders in payment of distributions declared	10,756	102,951	23,522	222,490
Shares redeemed	(102,385)	(975,963)	(201,970)	(1,907,638)

Net change resulting from Advisor Class Share transactions	(66,743)	$(635,592)	(66,667)	$(627,198)
GOVERNMENT INCOME FUND—INSTITUTIONAL CLASS(2)
Shares sold	19,078,800	$183,450,634	15,554,163	$145,052,928
Shares issued to shareholders in payment of distributions declared	383,829	3,674,249	150,818	1,417,563
Shares redeemed	(1,357,789)	(13,022,739)	(736,125)	(6,911,485)

Net change resulting from Institutional Class Share transactions	18,104,840	$174,102,144	14,968,856	$139,559,006

Net change resulting from Fund Share transactions	643,470	$5,984,261	11,400,979	$107,616,819

Marshall Funds

	Period Ended February 29, 2008		Year Ended August 31, 2007

	Shares	Amount	Shares	Amount
INTERMEDIATE TAX-FREE FUND—INVESTOR CLASS
Shares sold	1,282,314	$12,914,579	1,930,352	$19,282,931
Shares issued to shareholders in payment of distributions declared	34,943	351,151	62,280	622,650
Shares redeemed	(1,088,414)	(10,956,346)	(1,722,535)	(17,202,260)

Net change resulting from Investor Class Share transactions	228,843	$2,309,384	270,097	$2,703,321

SHORT-INTERMEDIATE BOND FUND—INVESTOR CLASS
Shares sold	1,643,487	$15,182,142	11,620,253	$107,213,243
Shares issued to shareholders in payment of distributions declared	280,114	2,582,477	1,940,714	17,899,033
Shares redeemed	(28,541,628)	(263,722,724)	(49,128,174)	(449,907,732)

Net change resulting from Investor Class Share transactions	(26,618,027)	$(245,958,105)	(35,567,207)	$(324,795,456)
SHORT-INTERMEDIATE BOND FUND—ADVISOR CLASS
Shares sold	21,635	$199,366	87,438	$805,866
Shares issued to shareholders in payment of distributions declared	13,137	121,102	28,077	258,648
Shares redeemed	(84,144)	(774,700)	(188,811)	(1,739,230)

Net change resulting from Advisor Class Share transactions	(49,372)	$(454,232)	(73,296)	$(674,716)
SHORT-INTERMEDIATE BOND FUND—INSTITUTIONAL CLASS(2)
Shares sold	22,662,265	$209,588,612	20,117,372	$183,469,859
Shares issued to shareholders in payment of distributions declared	486,517	4,484,680	160,978	1,472,694
Shares redeemed	(2,801,921)	(25,814,754)	(461,211)	(4,210,928)

Net change resulting from Institutional Class Share transactions	20,346,861	$188,258,538	19,817,139	$180,731,625

Net change resulting from Fund Share transactions	(6,320,538)	$(58,153,799)	(15,823,364)	$(144,738,547)

SHORT-TERM INCOME FUND—INVESTOR CLASS
Shares sold	1,309,253	$11,951,805	1,422,934	$12,833,031
Shares issued to shareholders in payment of distributions declared	62,264	567,729	256,493	2,315,244
Shares redeemed	(6,380,936)	(58,477,090)	(7,381,543)	(66,583,589)

Net change resulting from Investor Class Share transactions	(5,009,419)	$(45,957,556)	(5,702,116)	$(51,435,314)
SHORT-TERM INCOME FUND—ADVISOR CLASS
Shares sold	8,476	$76,991	44,298	$399,141
Shares issued to shareholders in payment of distributions declared	5,567	50,741	11,690	105,483
Shares redeemed	(61,607)	(562,334)	(72,074)	(649,618)

Net change resulting from Advisor Class Share transactions	(47,564)	$(434,602)	(16,086)	$(144,994)

Notes to Financial Statements (continued)

	Period Ended February 29, 2008		Year Ended August 31, 2007

	Shares	Amount	Shares	Amount
SHORT-TERM INCOME FUND—INSTITUTIONAL CLASS(2)
Shares sold	5,570,476	$51,110,364	4,573,668	$41,232,044
Shares issued to shareholders in payment of distributions declared	100,592	917,611	48,519	437,319
Shares redeemed	(883,001)	(8,013,688)	(55,556)	(500,000)

Net change resulting from Institutional Class Share transactions	4,788,067	$44,014,287	4,566,631	$41,169,363

Net change resulting from Fund Share transactions	(268,916)	$(2,377,871)	(1,151,571)	$(10,410,945)

PRIME MONEY MARKET FUND—INVESTOR CLASS
Shares sold	3,047,863,963	$3,047,863,963	5,089,270,604	$5,089,270,604
Shares issued to shareholders in payment of distributions declared	14,011,395	14,011,395	26,373,229	26,373,229
Shares redeemed	(2,778,143,925)	(2,778,143,925)	(4,815,464,848)	(4,815,464,848)

Net change resulting from Investor Class Share transactions	283,731,433	$283,731,433	300,178,985	$300,178,985
PRIME MONEY MARKET FUND—ADVISOR CLASS
Shares sold	100,346,340	$100,360,491	174,486,007	$174,486,007
Shares issued to shareholders in payment of distributions declared	2,706,541	2,706,541	4,848,956	4,848,956
Shares redeemed	(60,951,297)	(60,965,448)	(155,017,339)	(155,017,339)

Net change resulting from Advisor Class Share transactions	42,101,584	$42,101,584	24,317,624	$24,317,624
PRIME MONEY MARKET FUND—INSTITUTIONAL CLASS
Shares sold	4,746,672,414	$4,746,672,414	10,274,819,329	$10,274,819,329
Shares issued to shareholders in payment of distributions declared	14,570,491	14,570,491	26,908,729	26,908,729
Shares redeemed	(3,899,524,988)	(3,899,524,988)	(9,874,858,264)	(9,874,858,264)

Net change resulting from Institutional Class Share transactions	861,717,917	$861,717,917	426,869,794	$426,869,794

Net change resulting from Fund Share transactions	1,187,550,934	$1,187,550,934	751,366,403	$751,366,403

GOVERNMENT MONEY MARKET FUND—INVESTOR CLASS
Shares sold	1,275,026,778	$1,275,026,778	2,004,342,787	$2,004,342,787
Shares issued to shareholders in payment of distributions declared	3,181,097	3,181,097	6,381,859	6,381,859
Shares redeemed	(1,248,258,909)	(1,248,258,909)	(1,903,266,787)	(1,903,266,787)

Net change resulting from Investor Class Share transactions	29,948,966	$29,948,966	107,457,859	$107,457,859

Marshall Funds

	Period Ended February 29, 2008		Year Ended August 31, 2007

	Shares	Amount	Shares	Amount
GOVERNMENT MONEY MARKET FUND—INSTITUTIONAL CLASS
Shares sold	706,575,177	$706,575,177	1,013,039,191	$1,013,039,191
Shares issued to shareholders in payment of distributions declared	1,626,136	1,626,136	1,463,815	1,463,815
Shares redeemed	(538,014,401)	(538,014,401)	(943,208,907)	(943,208,907)

Net change resulting from Institutional Class Share transactions	170,186,912	$170,186,912	71,294,099	$71,294,099

Net change resulting from Fund Share transactions	200,135,878	$200,135,878	178,751,958	$178,751,958

TAX-FREE MONEY MARKET FUND—INVESTOR CLASS
Shares sold	374,222,038	$374,222,038	687,542,333	$687,542,333
Shares issued to shareholders in payment of distributions declared	1,409,316	1,409,316	2,677,134	2,677,134
Shares redeemed	(414,695,182)	(414,695,182)	(574,409,462)	(574,409,462)

Net change resulting from Investor Class Share transactions	(39,063,828)	$(39,063,828)	115,810,005	$115,810,005
TAX-FREE MONEY MARKET FUND—INSTITUTIONAL CLASS
Shares sold	465,683,728	$465,683,728	511,618,164	$511,618,164
Shares issued to shareholders in payment of distributions declared	6,229	6,229	77,277	77,277
Shares redeemed	(314,103,950)	(314,103,950)	(384,261,279)	(384,261,279)

Net change resulting from Institutional Class Share transactions	151,586,007	$151,586,007	127,434,162	$127,434,162

Net change resulting from Fund Share transactions	112,522,179	$112,522,179	243,244,167	$243,244,167

(1)	Commenced operations on February 1, 2008.
(2)	Commenced operations on June 1, 2007.

4.	Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for net operating loss, foreign currency transactions, paydown gain or loss, market discount accretion, premium amortization and expiring capital loss carryforwards.

To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts, on the Statement of Assets and Liabilities, based on their Federal tax basis treatment; temporary differences do not require reclassification and had no effect on the net asset value of the Funds.

Effective February 29, 2008, the Funds adopted Financial Accounting Standards Board Interpretation No. 48 ‘‘Accounting for Uncertainty in Income Taxes’’ (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is ‘‘more-likely-than-not,’’ (i.e., greater than 50 percent) of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold may result in a tax benefit or expense in the current year.

FIN 48 requires management of the Funds to analyze all open tax years, as defined by the statutes of limitations, for all major jurisdictions, which includes federal and certain states. Open tax years are those that are open for exam by taxing authorities (i.e., the last four tax year-ends and the interim tax period since then). The Funds have no examinations in progress.

For all open tax years and all major taxing jurisdictions through the end of the reporting period, management of the Funds reviewed all tax positions taken or expected to be taken in the preparation of the Funds’ tax returns and concluded the adoption of FIN 48 resulted in no effect on the Funds’ reported net assets or results of operations as of and during the period ended February 29, 2008.

Management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Notes to Financial Statements (continued)

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and the discount accretion/premium amortization of debt securities.

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation for Federal Tax Purposes	Gross Unrealized (Depreciation) for Federal Tax Purposes	Net Unrealized Appreciation (Depreciation) for Federal Tax Purposes
Large-Cap Value Fund	$289,680,098	$47,989,829	$(11,582,698)	$36,407,131
Large-Cap Growth Fund	273,845,135	22,583,089	(14,689,997)	7,893,092
Mid-Cap Value Fund	417,669,700	59,776,429	(32,963,666)	26,812,763
Mid-Cap Growth Fund	280,240,544	32,875,076	(8,651,275)	24,223,801
Small-Cap Growth Fund	386,689,277	34,225,261	(23,625,055)	10,600,206
International Stock Fund	514,706,459	52,765,347	(32,359,591)	20,405,756
Aggregate Bond Fund	359,426,487	6,078,545	(4,390,714)	1,687,831
Government Income Fund	1,158,437,933	12,437,925	(10,204,794)	2,233,131
Intermediate Tax-Free Fund	81,891,345	828,953	(1,532,650)	(703,697)
Short-Intermediate Bond Fund	626,349,262	5,674,914	(13,102,137)	(7,427,223)
Short-Term Income Fund	136,629,700	1,921,387	(2,325,848)	(404,461)
Prime Money Market Fund*	6,127,466,125	—	—	—
Government Money Market Fund*	546,428,737	—	—	—
Tax-Free Money Market Fund*	649,133,729	—	—	—

* at amortized cost

The tax character of distributions reported on the Statements of Changes in Net Assets for the years ended August 31, 2007 and 2006 was as follows:

	2007			2006
Fund	Ordinary Income(1)	Tax-Exempt Income	Long-Term Capital Gains	Ordinary Income(1)	Tax-Exempt Income	Long-Term Capital Gains
Large-Cap Value Fund	$18,858,614	$—	$14,512,684	$11,439,241	$—	$36,028,462
Large-Cap Growth Fund	345,013	—	7,550,618	11,361,141	—	21,622,536
Mid-Cap Value Fund	12,454,207	—	43,973,908	12,216,179	—	51,535,070
Mid-Cap Growth Fund	—	—	—	—	—	—
Small-Cap Growth Fund	4,818,455	—	11,372,971	5,769,643	—	7,710,290
International Stock Fund	3,530,293	—	47,774,480	3,259,900	—	—
Aggregate Bond Fund	2,198,919	—	—	—	—	—
Government Income Fund	28,521,867	—	—	23,703,562	—	—
Intermediate Tax-Free Fund	—	2,888,545	—	50,527	2,847,987	2,148,867
Short-Intermediate Bond Fund	31,170,098	—	—	29,092,735	—	—
Short-Term Income Fund	5,559,089	—	—	5,359,412	—	—
Prime Money Market Fund	240,796,645	—	—	171,950,178	—	—
Government Money Market Fund	13,620,708	—	—	8,059,533	—	—
Tax-Free Money Market Fund	13,636	14,927,950	23,860	3,920	7,458,975	8,211

(1)	For tax purposes, short-term capital gain distributions are considered ordinary income.

As of August 31, 2007, the components of distributable earnings on a tax basis are as follows:

Fund	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)
Large-Cap Value Fund	$3,851,310	$—	$8,842,130	$—	$62,718,593
Large-Cap Growth Fund	149,357	—	15,057,904	—	34,959,289
Mid-Cap Value Fund	18,653,382	—	46,715,239	—	78,612,637
Mid-Cap Growth Fund	—	—	—	(8,598,968)	34,570,139
Small-Cap Growth Fund	10,837,769	—	25,320,534	—	36,788,054
International Stock Fund	32,220,764	—	32,783,821	(896,887)	66,061,266
Aggregate Bond Fund	14,759	—	—	(165,071)	2,082,049
Government Income Fund	439,581	—	—	(2,358,980)	(1,765,029)
Intermediate Tax-Free Fund	—	(525)	—	(460,258)	503,642
Short-Intermediate Bond Fund	293,149	—	—	(23,593,518)	(5,108,649)
Short-Term Income Fund	30,621	—	—	(7,771,827)	(1,570,074)
Prime Money Market Fund	9,176	—	—	(394,528)	—
Government Money Market Fund	—	—	—	—	—
Tax-Free Money Market Fund	3,000	53	—	—	—

Marshall Funds

At August 31, 2007, the Funds had capital loss carryforwards, which reduce the Funds’ taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

	Capital Loss Carryforward to Expire in
Fund	2008	2009	2010	2011	2012	2013	2014	2015	Total
Mid-Cap Growth Fund	$—	$—	$—	$8,598,968	$—	$—	$—	$—	$8,598,968
Government Income Fund	—	—	—	—	—	—	218,824	—	218,824
Intermediate Tax-Free Fund	—	—	—	—	—	—	—	130,326	130,326
Short-Intermediate Bond Fund	1,553,692	—	6,283,428	3,131,248	—	—	5,042,619	4,819,127	20,830,114
Short-Term Income Fund	222,218	928,524	944,182	322,004	1,989,874	797,744	906,238	983,288	7,094,072
Prime Money Market Fund	—	—	—	394,528	—	—	—	—	394,528

During the fiscal year ended August 31, 2007, the Mid-Cap Growth, Government Income and Prime Money Market Funds, respectively, utilized $27,809,903, $1,670,878 and $7,764 of capital loss carryforwards.

The Short-Term Income Fund had losses expiring during the fiscal year ended August 31, 2007 in the amount of $952,637.

As of August 31, 2007, the Aggregate Bond, Government Income, Intermediate Tax-Free, Short-Intermediate Bond and Short-Term Income Funds had $165,071, $2,140,156, $329,819, $2,763,404 and $677,755, respectively, of post-October losses, which are deferred until September 1, 2007 for tax purposes. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year. As of August 31, 2007, the International Stock Fund had $896,887, of post-October currency losses, which were deferred until September 1, 2007 for tax purposes.

5.	Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee—M&I Investment Management Corp., the Funds’ investment adviser (the “Adviser”), receives for its services an investment adviser fee based on a percentage of each Fund’s average daily net assets as listed below. Effective November 1, 2007, the Adviser implemented a breakpoint schedule for its investment advisory fees charged to the Funds (excluding the Small-Cap Growth Fund and the Money Market Funds). The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Fund	(September 1, 2007- October 31, 2007) Annual Rate	(November 1, 2007-February 29, 2008) Fund’s ADNA
		on the first $500 million	on the next $200 million	on the next $100 million	in excess of $800 million
Large-Cap Value Fund	0.75%	0.75%	0.74%	0.70%	0.65%
Large-Cap Growth Fund	0.75	0.75	0.74	0.70	0.65
Mid-Cap Value Fund	0.75	0.75	0.74	0.70	0.65
Mid-Cap Growth Fund	0.75	0.75	0.74	0.70	0.65
Small-Cap Growth Fund	1.00	1.00	1.00	1.00	1.00
International Stock Fund	1.00	1.00	0.99	0.95	0.90
Aggregate Bond Fund	0.40	0.40	0.39	0.30	0.25
Government Income Fund	0.40	0.40	0.39	0.30	0.25
Intermediate Tax-Free Fund	0.60	0.60	0.59	0.50	0.45
Short-Intermediate Bond Fund	0.40	0.40	0.39	0.30	0.25
Short-Term Income Fund	0.20	0.20	0.19	0.10	0.10
Prime Money Market Fund	0.15	0.15	0.15	0.15	0.15
Government Money Market Fund	0.20	0.20	0.20	0.20	0.20
Tax-Free Money Market Fund	0.20	0.20	0.20	0.20	0.20

The International Stock Fund’s sub-advisers are Trilogy Global Advisors, LLC and Acadian Asset Management, LLC. The Adviser compensates each sub-adviser based on the level of average daily net assets of the International Stock Fund managed by each sub-adviser.

Administrative Fee—M&I Trust, under the Administrative Services Agreement, provides the Funds with administrative personnel and services. Effective November 1, 2007, M&I Trust modified its breakpoint schedule for administrative fees charged to the Funds (excluding the Money Market Funds).

Notes to Financial Statements (continued)

Equity & Income Funds
(September 1, 2007-October 31, 2007)		(November 1, 2007-February 29, 2008)
Annual Rate	ADNA	Annual Rate	ADNA
0.0925%	on the first $250 million	0.0925%	on the first $250 million
0.0850	on the next $250 million	0.0850	on the next $250 million
0.0800	on the next $250 million	0.0800	on the next $200 million
0.0700	on the next $250 million	0.0400	on the next $100 million
0.0600	on the next $500 million	0.0200	on the next $200 million
0.0400	in excess of $1.5 billion	0.0100	in excess of $1.0 billion

Money Market Funds
(September 1, 2007-February 29, 2008)
Annual Rate	ADNA
0.1000%	on the first $250 million
0.0950	on the next $250 million
0.0800	on the next $250 million
0.0600	on the next $250 million
0.0400	on the next $500 million
0.0200	in excess of $1.5 billion

The fee paid to M&I Trust is based on each Fund’s average daily net assets with respect to the Equity Funds and Income Funds and the aggregate average daily net assets of all Money Market Funds. M&I Trust may voluntarily choose to waive any portion of its fee. M&I Trust can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee—The Prime Money Market Fund is subject to a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan authorizes payments by the Fund to finance activities intended to result in the sale of its Advisor Class shares. The Plan provides that the Fund may incur distribution expenses of 0.30% of the average daily net assets of the Fund’s Advisor Class shares.

Shareholder Services Fee—Under the terms of a Shareholder Services Agreement with Marshall Investor Services (“MIS”), a division of M&I Trust, each Fund pays MIS at the annual rate of 0.25% of average daily net assets of the Fund’s Investor and Advisor Class shares for the period. The fee paid to MIS is used to finance certain services for shareholders and to maintain shareholder accounts. MIS may voluntarily choose to waive any portion of its fee. MIS can modify or terminate this voluntary waiver at any time at its sole discretion.

Custodian Fees—M&I Trust is the Funds’ custodian, except for the International Stock Fund for which State Street Bank and Trust Company maintains custody. M&I Trust receives fees based on the level of each Fund’s average daily net assets for the period.

Securities Lending—The Funds pay a portion of net revenue from securities lending to M&I Trust for its services as the securities lending agent. The securities lending income as shown in the Statements of Operations is net of these expenses. The following amounts were paid for the period ended February 29, 2008:

Fund	Fees Paid
Large-Cap Value Fund	$20,681
Large-Cap Growth Fund	19,522
Mid-Cap Value Fund	49,045
Mid-Cap Growth Fund	63,815
Small-Cap Growth Fund	170,830
International Stock Fund	41,985
Aggregate Bond Fund	60,363
Government Income Fund	169,021
Short-Intermediate Bond Fund	73,608
Short-Term Income Fund	15,311

General—Certain of the Officers and Directors of the Corporation are also Officers and Directors of one or more of the above companies, which are affiliates of the Corporation. None of the Fund officers or interested directors receive any compensation from the Funds.

Marshall Funds

6.	Investment Transactions

Purchases and sales of investments, excluding short-term U.S. government securities, short-term obligations and in-kind contributions, for the period ended February 29, 2008 were as follows:

	Other than U.S. Government Securities		U.S. Government Securities
Fund	Purchases	Sales	Purchases	Sales
Large-Cap Value Fund	$76,041,530	$96,224,131	$—	$—
Large-Cap Growth Fund	182,116,079	182,955,053	—	—
Mid-Cap Value Fund	95,452,108	238,970,620	—	—
Mid-Cap Growth Fund	224,743,692	205,407,741	—	—
Small-Cap Growth Fund	276,018,726	249,167,348	—	—
International Stock Fund	190,060,999	224,732,345	—	—
Aggregate Bond Fund	138,051,314	77,738,463	184,091,225	212,325,917
Government Income Fund	84,826,281	84,647,756	915,797,541	992,292,859
Intermediate Tax-Free Fund	77,617,079	78,698,896	—	—
Short-Intermediate Bond Fund	191,336,934	194,344,880	433,029,218	540,229,901
Short-Term Income Fund	12,762,256	17,344,010	11,774,279	16,340,303

7.	Line of Credit

The Corporation, on behalf of the respective Funds, entered into a $25,000,000 unsecured, committed revolving line of credit (“LOC”) agreement with State Street Bank and Trust Company. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% per annum over the Federal Funds rate. The LOC includes a commitment fee of 0.09% per annum on the daily unused portion. The Mid-Cap Value Fund, Government Money Market Fund, and Tax-Free Money Market Fund utilized the LOC during the period ended February 29, 2008. No borrowings were outstanding under the LOC at February 29, 2008. For the period ended February 29, 2008, the average daily loan balances outstanding were $7,088, $4,396, and $165,126, and the weighted average interest rates were 5.0625%, 5.0000%, and 5.0176%, respectively.

8.	Recently Issued Accounting Pronouncements

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements.” The Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements. The Statement establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs), and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). The Statement is effective for financial statements issued for fiscal years beginning after November 15, 2007, and is to be applied prospectively as of the beginning of the fiscal year in which this Statement is initially applied. Management continues to evaluate the application of the Statement to the Funds, and is not in a position at this time to evaluate the significance of its impact, if any, on the Funds’ financial statements.

In addition, in February 2007, the FASB issued Statement of Financial Accounting Standards No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities” (“FAS 159”), which is also effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of the fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. Management has recently begun to evaluate the application of the Statement to the Funds, and is not in a position at this time to evaluate the significance of its impact, if any, on the Funds’ financial statements.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectuses, which contain facts concerning each Fund’s objective and policies, management fees, expenses, and other information.

Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free, 1-800-236-FUND (3863) and by accessing the Funds’ Statement of Additional Information, which is available on the Funds’ website at http://www.marshallfunds.com and on the SEC’s website at http://www.sec.gov.

Each Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll free, 1-800-236-FUND (3863) and by accessing the SEC’s website at http://www.sec.gov.

Disclosure of Portfolio Holdings

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Shares of the Marshall Funds are not bank deposits or other obligations of, or issued, endorsed or guaranteed by, M&I Marshall & Ilsley Bank or any of its affiliates. Shares of the Marshall Funds, like shares of all mutual funds, are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

MARSHALL FUNDS

Marshall Investor Services
P.O. Box 1348
Milwaukee, Wisconsin 53201-1348
1-800-236-FUND (3863)
414-287-8555

TDD: Speech and Hearing Impaired Services
1-800-209-3520
http://www.marshallfunds.com

Grand Distribution Services, LLC, Distributor

M&I Investment Management Corp., Investment Adviser

©2008 Marshall Funds, Inc.

Not FDIC Insured	No Bank Guarantee	May Lose Value

08-321-074 (2/08)

Item 2. Code of Ethics

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the Registrant and by the Registrant’s service providers.

b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1)	Not applicable to semi-annual reports.

(a) (2)	Certifications required pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a) (3)	Not applicable to open end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Marshall Funds, Inc.

/s/ John M. Blaser
By:	John M. Blaser
President
April 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ John M. Blaser
By:	John M. Blaser
President
(Principal Executive Officer)
April 18, 2008

/s/ Timothy M. Bonin
By:	Timothy M. Bonin
Treasurer
(Principal Financial Officer)
April 18, 2008